 AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 26, 1999
                                                     REGISTRATION NO. 333-11131
                                                                       811-5338

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                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               ----------------

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]

                         PRE-EFFECTIVE AMENDMENT NO.                        [_]

                        POST-EFFECTIVE AMENDMENT NO. 3                      [X]

                                      AND

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [_]

                               AMENDMENT NO. 20                             [X]

                       THE NEW ENGLAND VARIABLE ACCOUNT
                          (EXACT NAME OF REGISTRANT)

                      METROPOLITAN LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                 ONE MADISON AVENUE, NEW YORK, NEW YORK 10010
             (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

                 DEPOSITOR'S TELEPHONE NUMBER: (212) 578-5364

NAME AND ADDRESS OF AGENT FOR SERVICE:    COPY TO:


Gary A. Beller, Esq.                      Stephen E. Roth, Esquire
Metropolitan Life Insurance Company       Sutherland, Asbill & Brennan LLP
One Madison Avenue                        1275 Pennsylvania Avenue, N.W.
New York, New York 10010                  Washington, D.C. 20004-2404


It is proposed that this filing will become effective (check appropriate box)

  [_] immediately upon filing pursuant to paragraph (b) of Rule 485

  [_] on (date) pursuant to paragraph (b) of Rule 485

  [_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

  [X] on April 30, 1999 pursuant to paragraph (a)(1) of Rule 485


Title of Securities Being Registered: Individual Variable Annuity Contracts.

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

                              ZENITH ACCUMULATOR

                     Individual Variable Annuity Contracts
                                   Issued by
                      Metropolitan Life Insurance Company

                     Supplement dated April 30, 1999

                    to Prospectus dated April 30, 1999


  The Puerto Rico Internal Revenue Code of 1994, as amended (the "PR Code") provides the following tax treatment for Zenith Accumulator Individual Variable Annuity Contracts ("the Contracts") issued to Contract Owners in the Commonwealth of Puerto Rico. The contracts will not be offered in Puerto Rico as individual retirement annuities ("IRAs").

  1. General Tax Treatment of Annuities

  For Puerto Rico tax purposes, amounts received as an annuity under an annuity contract are defined as amounts (determined based on a computation with reference to life expectancy and mortality tables) received in periodical installments and payable over a period longer than one year from the annuity starting date.

  Annuity payments generally have two elements: a part that constitutes a return of the annuity's cost (return of capital) and a part that constitutes income.

  From each annuity payment received, taxpayers must include in their gross income for income tax purposes the lower of (a) the annuity payments received during the taxable year, or (b) 3% of the aggregate premiums or consideration paid for the annuity divided by 12 and multiplied by the number of months in respect to which the installment is paid. The excess over the 3% is excluded from gross income until the aggregate premiums or consideration is recovered.

  Once the annuity's cost has been fully recovered, all of the annuity payment constitutes taxable income. There is no penalty tax on early distributions from annuity contracts.

  If a payment is received in a lump sum, the annuity's cost is recovered tax free and the remainder constitutes taxable income.

  2. A Variable Annuity Contract Under Nonqualified Plans

  A variable annuity contract may be purchased by an employer for an employee under a nonqualified stock bonus, pension, profit sharing or annuity plan. The employer may purchase the variable annuity contract and transfer it to a trust created under the terms of the nonqualified plan or can make contributions to the nonqualified trust in order to provide [a] variable annuity contract[s] for his employees.

  The purchase payments paid or the employer's contributions made to a trust under a plan during a taxable year of the employer which ends within or with a taxable year of the trust, shall be included in the gross income of the employee, if his beneficial interest in the employer's contributions is nonforfeitable at the time the contribution is made. An employee's beneficial interest in the contributions is nonforfeitable if there is no contingency under the plan which may cause the employee to lose his rights in the contribution.

  When the contributions are included in the employee's gross income, they are considered part of the consideration paid by him for the annuity. The amounts contributed by the employer constitute consideration paid by the employee which is taken into account for purposes of determining the taxable amount of each annuity payment received.
VA-153-98

  The contributions paid by the employer to or under the nonqualified plan for providing retirement benefits to the employees under an annuity or insurance contract are deductible in the taxable year when paid if the employee's rights to or derived from such employer's contribution are nonforfeitable at the time the contribution is made.

  If an amount is paid on behalf of the employee during the taxable year but the rights of the employee therein are forfeitable at the time the amount is paid, no employer deduction is allowable for such amount for any taxable year.

  A nonqualified plan may not be subject to certain rules which apply to a qualified plan such as rules regarding participation, vesting and funding. Thus, nonqualified annuity plans may be used by an employer to provide additional benefits to key employees.

  Since a nonqualified trust is not tax-exempt, the trust itself will be taxable on the income of the trust assets.

  3. A Variable Annuity Contract Under a Qualified Plan

  A variable annuity contract may be purchased by an employer for an employee under a qualified pension, profit-sharing, stock bonus, annuity, or a cash or deferred arrangement ("CODA") plan established pursuant to Section 1165 of the PR Code. The employer has two alternatives: (1) purchase the annuity contract and transfer the same to the trust under the plan, or (2) make contributions to a trust under a qualified plan for the purpose of providing an annuity contract for an employee.

  Qualified plans must comply with the requirements of Section 1165(a) of the PR Code which include, among others, certain participation requirements.

  The trust created under the qualified plan is exempt from tax on its investment income.

  a. Contributions

  The employer is entitled, in determining its net taxable income, to claim a current income tax deduction for contributions made to the trust created under the terms of a qualified plan. However, statutory limitations on the deductibility of contributions made to the trust under a qualified plan limit the amount of funds that may be contributed each year.

  b. Distributions

  The amount paid by the employer towards the purchase of the variable annuity contract or contributed to the trust for providing variable annuity contracts for the employees is not required to be included in the income of the employee. However, any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available.

  In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the variable annuity contract for purposes of determining the amount of annuity payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan shall be included in their entirety in the employee's gross income.

  Lump-sum proceeds from a qualified plan distributed on account of the employee's separation from service may receive long term capital gain treatment and will be taxed at a maximum rate of 20%.

  The PR Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.

  c. Rollover

  Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the total distribution is contributed to another qualified retirement plan or individual retirement account ("IRA") for the employee's benefit no later than sixty (60) days after the distribution.

  4. A Variable Annuity Contract Under a Keogh Plan

  A variable annuity contract may be purchased for purposes of funding a self employed retirement plan under Section 1165(f) of the PR Code. This plan is commonly known as a Keogh plan or an HR 10 plan.

  This plan permits self-employed individuals and owner-employees to adopt pension plans, profit sharing plans or annuity plans for themselves and their employees. A self-employed individual is any individual who carries on a trade or business as a sole proprietor, an independent contractor or anyone who is in business for himself or herself.

  An owner-employee is any individual who owns all of an unincorporated business. In the case of a corporation of individuals or a special partnership under Subchapter K of the PR Code, an owner-employee is a shareholder or a partner owning more than 10% of the interest in capital or profits.

  Similar to a qualified plan, the variable annuity contract may be purchased and be transferred to a trust, or contributions may be made to the trust for the purpose of providing an annuity contract for the trust beneficiaries.

  a. Contributions

  A tax deduction may be claimed for contributions made to the plan. As in other qualified plans, contributions to the plan are subject to certain statutory limits. The limit on the deduction depends on the type of plan selected.

  Such contributions and the income generated from them are not taxable to the owner-employee, his employees or to the self-employed individual until the funds are distributed or made available to them.

  The investment income generated from the contributions made to the plan which are held in a qualified trust is tax exempt to the trust.

  b. Distributions

  Distributions made under a qualified self-employed retirement plan will be subject to the rules described under 3(b) and (c) above.

                              ZENITH ACCUMULATOR

                     Individual Variable Annuity Contracts
                                   Issued By

                   The New England Variable Account of
                      Metropolitan Life Insurance Company
                              One Madison Avenue
                           New York, New York 10010
                              Designated Office:
                      New England Life Insurance Company
                              501 Boylston Street
                          Boston, Massachusetts 02116
                                (617) 578-2000

  This prospectus describes individual variable annuity contracts (the "Contracts") for individuals and some qualified and non-qualified retirement plans. You may allocate purchase payments to one or more sub-accounts investing in these Eligible Funds of New England Zenith Fund and the Variable Insurance Products Fund.

Loomis Sayles Small Cap        Goldman Sachs Midcap Value Salomon Brothers
 Series                         Series                     Strategic Bond
Morgan Stanley                 Davis Venture Value Series  Opportunities
 International Magnum          Westpeak Growth and Income  Series
 Equity Series                  Series                    Back Bay Advisors
                                                           Bond Income Series
VIP Overseas Portfolio         VIP Equity-Income          Salomon Brothers
                                Portfolio                  U.S. Government
Alger Equity Growth Series     Loomis Sayles Balanced      Series
Capital Growth Series           Series
                                                          Back Bay Advisors
                                                           Money Market Series

  In most states you may also allocate purchase payments to a Fixed Account. Limits apply to transfers to and from the Fixed Account.

  We currently are not offering any new Contracts. However, holders of existing Contracts may continue to make purchase payments.

  Please read this prospectus carefully and keep it for reference. This prospectus contains information that you should know before investing.

  You can obtain a Statement of Additional Information ("SAI") about the Contracts, dated April 30, 1999. The SAI is filed with the Securities and Exchange Commission and is incorporated by reference in this prospectus. The SAI Table of Contents is on page A-54 of the prospectus. For a free copy of the SAI, write or call New England Securities Corporation, 399 Boylston St., Boston, Massachusetts 02116, 1-800-356-5015.

  The Securities and Exchange Commission has not approved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                              April 30, 1999

  The Prospectus for the Eligible Funds is attached. Please read and keep it for reference.

  The Contracts have risks including possible loss of principal. The Contracts are not deposits or obligations of, or guaranteed or endorsed by, any financial institution and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

                               TABLE OF CONTENTS
                                       OF
                                 THE PROSPECTUS

                                                                           Page
                                                                           ----
GLOSSARY OF SPECIAL TERMS USED IN THIS PROSPECTUS.........................  A-4
HIGHLIGHTS................................................................  A-5
EXPENSE TABLE.............................................................  A-7
ACCUMULATION UNIT VALUES.................................................. A-12
HOW THE CONTRACT WORKS.................................................... A-15
THE COMPANY............................................................... A-16
THE VARIABLE ACCOUNT...................................................... A-16
INVESTMENTS OF THE VARIABLE ACCOUNT....................................... A-16
 New England Zenith Fund.................................................. A-17
 Variable Insurance Products Fund......................................... A-18
 Investment Advice........................................................ A-18
 Substitution of Investments.............................................. A-19
GUARANTEED OPTION......................................................... A-19
THE CONTRACTS............................................................. A-19
 Purchase Payments........................................................ A-19
 Allocation of Purchase Payments.......................................... A-20
 Contract Value and Accumulation Unit Value............................... A-20
 Payment on Death Prior to Annuitization.................................. A-21
 Transfer Privilege....................................................... A-23
 Dollar Cost Averaging.................................................... A-24
 Surrenders............................................................... A-24
 Systematic Withdrawals................................................... A-25
 Loan Provision for Certain Tax Benefited Retirement Plans................ A-25
 Disability Benefit Rider................................................. A-27
 Suspension of Payments................................................... A-27
 Ownership Rights......................................................... A-28
 Requests and Elections................................................... A-28
 Ten Day Right to Review.................................................. A-29
ADMINISTRATION CHARGES, CONTINGENT DEFERRED SALES CHARGE AND OTHER
 DEDUCTIONS............................................................... A-29
 Administration Charges................................................... A-29
 Mortality and Expense Risk Charge........................................ A-30
 Contingent Deferred Sales Charge......................................... A-30
 Premium Tax Charges...................................................... A-31
 Other Expenses........................................................... A-32
 Charges Under Contracts Purchased by Exchanging a Fund I or Preference
  Contract................................................................ A-32
ANNUITY PAYMENTS.......................................................... A-32
 Election of Annuity...................................................... A-32
 Annuity Options.......................................................... A-33
AMOUNT OF VARIABLE ANNUITY PAYMENTS....................................... A-34
 Minimum Annuity Payments................................................. A-35
 Proof of Age, Sex and Survival........................................... A-35
RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS............................ A-35
FEDERAL INCOME TAX STATUS................................................. A-36
 Tax Status of the Company and the Variable Account....................... A-36
 Taxation of the Contracts................................................ A-36
 Special Rules for Annuities Purchased for Annuitants Under Retirement
  Plans Qualifying for Tax Benefited Treatment............................ A-37
 Special Rules for Annuities Used by Individuals or with Plans and Trusts
  Not Qualifying Under the Code for Tax Benefited Treatment............... A-40
 Tax Withholding.......................................................... A-42

                                                                            Page
                                                                            ----
VOTING RIGHTS.............................................................. A-42
DISTRIBUTION OF CONTRACTS.................................................. A-43
THE FIXED ACCOUNT.......................................................... A-43
 General Description of the Fixed Account.................................. A-43
 Contract Value and Fixed Account Transactions............................. A-44
YEAR 2000 COMPLIANCE ISSUES................................................ A-44
FINANCIAL STATEMENTS....................................................... A-45
INVESTMENT PERFORMANCE INFORMATION......................................... A-45
APPENDIX A: CONSUMER TIPS.................................................. A-47
APPENDIX B: PREMIUM TAX.................................................... A-48
APPENDIX C: AVERAGE ANNUAL TOTAL RETURN.................................... A-49

               GLOSSARY OF SPECIAL TERMS USED IN THIS PROSPECTUS

  We have tried to make this prospectus as understandable for you as possible. However, in explaining how the Contract works, we use certain terms that have special meanings. These terms are defined below:

  Account. A sub-account of the Variable Account or the Fixed Account.

  Accumulation Unit. Used to calculate the Contract Value before annuitization.

  Annuitant. The person on whose life the Contract is issued.

  Annuitization. Application of proceeds under the Contract to an annuity option on the Maturity Date or upon an earlier surrender of the Contract.

  Annuity Unit. Used to calculate the dollar amount of annuity payments.

  Beneficiary. The person designated to receive any benefits under a Contract if a Contract Owner (or Annuitant, if the Contract is not owned by an individual) dies before the Maturity Date.

  Contract Year. A twelve month period beginning with the date shown on your Contract and with each Contract anniversary thereafter.

  Death Proceeds (prior to annuitization). The amount we pay prior to annuitization, on receipt of due proof of death of a Contract Owner (or of the annuitant if the Contract is not owned by an individual) and election of payment.

  Designated Office. Our Designated Office for receipt of purchase payments, loan repayments, requests and elections, and communications regarding death of the Contract Owner (or Annuitant) is New England Life Insurance Company, located at 501 Boylston Street, Boston, Massachusetts 02116, (800) 435-4117.


  Fixed Account. A part of the Company's general account to which you can allocate net purchase payments under most Contracts. The Fixed Account provides guarantees of principal and interest.

  Maturity Date. The date on which annuity payments begin, as stated in the application or as later deferred.

  Net Purchase Payment. A purchase payment, in which the premium tax and any premium for the disability benefit rider, if applicable has been deducted before allocation to the accounts.

  Payee. Any person or entity entitled to receive payment under the Contract. The term includes (i) an Annuitant, (ii) a Beneficiary or contingent Beneficiary who becomes entitled to death proceeds, and (iii) on surrender or partial surrender of the Contract, the Contract Owner.




  Variable Account. A separate investment account of the Company. The Variable Account is divided into sub-accounts; each invests in shares of one Eligible Fund.

  Variable Annuity. An annuity providing for income payments varying in amount to reflect the investment experience of a separate investment account.

                                  HIGHLIGHTS

Tax Deferred Variable Annuities:

  Earnings under variable annuities are usually not taxed until paid out. This treatment is intended to encourage you to save for retirement.

The Contracts:

  The Zenith Accumulator provides for variable annuity payments that begin at the Maturity Date, or earlier if you choose to surrender and annuitize. Variable annuity payments fluctuate with the investment results of the Eligible Fund(s). (See "Annuity Payments.")

Purchase Payments:

  Currently, the minimum subsequent purchase payment is $25; however, exceptions may apply. We may limit the purchase payments you can make.

Ownership:

  A Purchaser may be an individual, employer, trust, custodian or any entity specified in an eligible employee benefit plan. If the Contract is issued under Section 408(b) or, generally, under Section 403(b), the Contract Owner must be the Annuitant. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code ("the Code") may purchase the Contract.

  For contract transactions, we rely on instructions from Contract Owners, whether a trustee or custodian of an eligible retirement plan or an individual owner.

Investment Options:

  You may allocate net purchase payments to the sub-accounts or to the Fixed Account (if available under your Contract). You can allocate your contract value to a maximum of ten Accounts (including the Fixed Account) at any time.

  You can change your net purchase payment allocation. We believe that under current tax law you can transfer Contract Value between Accounts without federal income tax.

  Currently we allow 12 transfers free of charge per Contract Year prior to annuitization. Additional transfers are $10 each. After variable annuity payments begin, you may make one transfer per year without our consent. The minimum transfer amount is currently $25 (or, if less, the amount of Contract Value held in the sub-account from which the transfer is made). Special limits apply to transfers of Contract Value to and from the Fixed Account. See "The Fixed Account" for a description of transfers involving that account.

Charges:

  We apply the following charges to your Contract:

  . premium tax charge, in some states

  . mortality and expense risk charge equal to an annual rate of .95% of the Variable Account's daily net assets

  . administration asset charge equal to an annual rate of .40% of the Variable Account's daily net assets

  . annual contract administration charge of $30.

  . a contingent deferred sales charge equal to a maximum of 6.5% of Contract
    Value, on certain full and partial surrenders and certain annuitization transactions.

  Certain waivers or reductions may apply. (See "Administration Charges, Contingent Deferred Sales Charge and Other Deductions.")

  We do not deduct a sales charge from purchase payments.

Ten Day Right to Review:

  After you receive the Contract, you have ten days (more in some states) to return it to us or our agent for cancellation. We will return all purchase payments made (or, in certain states, Contract Value plus any premium taxes deducted from purchase payments.)

Payment on Death:

  If a Contract Owner (or the Annuitant, if the Contract is not owned by an individual) dies before annuitization, the Beneficiary receives a death benefit. Death Proceeds equal the greater of purchase payments adjusted for any partial surrenders and the current Contract Value. Each is reduced by any outstanding loan plus accrued interest. (See "Payment on Death Prior to Annuitization.")

Surrenders:

  Before annuitization you can send us a written request to surrender all or part of your Contract Value. After a partial surrender, the remaining Contract Value must be at least $500. (Special rules apply if the Contract has a loan.) Federal tax laws penalize and may prohibit certain premature distributions from the Contract. (See "Federal Income Tax Status.")

  A Contingent Deferred Sales Charge will apply to certain full and partial surrenders and certain annuitization transactions. On full surrender, a pro rata portion of the annual administration contract charge will also be deducted.

  In any Contract Year, you may surrender an amount without our deducting Contingent Deferred Sales Charge (the "free withdrawal amount"). The free withdrawal amount is 10% of Contract Value on the date of the Surrender. (See "Surrenders" and "Contingent Deferred Sales Charge.")

-------------------------------------------------------------------------------

                                 EXPENSE TABLE

  The purpose of the table and the examples below is to explain the various costs and expenses you will bear, directly or indirectly, as a Contract Owner. These are deducted from purchase payments, the Variable Account, or the Eligible Funds. In the examples following the table, we assume that you allocated your entire purchase payment to one sub-account, with no transfers.

                               VARIABLE ACCOUNT

Contract Owner Transaction Expenses(1)
    Sales Charge Imposed on Purchases (as a percentage of
     purchase payments)....................................         0%
    Maximum Contingent Deferred Sales Charge(2) (as a       8% of first $50,000
     percentage of total purchase payments)................   6.5% of excess
    Transfer Fee(3)........................................         $ 0
Annual Contract Fee
    Administration Contract Charge (per Contract)(4) ......         $30
Separate Account Annual Expenses(5)
(as percentage of average net assets)
    Mortality and Expense Risk Charge......................         .95%
    Administration Asset Charge............................         .40%
                                                                   ----
        Total Separate Account Annual Expenses.............        1.35%

                            NEW ENGLAND ZENITH FUND

Operating Expenses for the Year Ended December 31, 1998
 (as a percentage of average net assets after current expense cap or expense deferral)(6)

                         Loomis                                     Goldman
                         Sayles Morgan Stanley                       Sachs   Davis   Westpeak  Westpeak
                         Small  International  Alger Equity Capital Midcap  Venture   Growth     Stock
                          Cap   Magnum Equity     Growth    Growth   Value   Value  and Income   Index
                         Series     Series        Series    Series  Series* Series    Series   Series(7)
                         ------ -------------- ------------ ------- ------- ------- ---------- ---------
Management Fee..........  1.00%       .90%         .75%       .63%    .75%    .75%     .70%       .25%
Other Expenses..........     0%       .40%         .08%       .03%    .15%    .08%     .08%       .12%
                          ----       ----          ---        ---     ---     ---      ---        ---
  Total Series Operating
   Expenses.............  1.00%      1.30%         .83%       .66%    .90%    .83%     .78%       .37%

                                               Salomon
                                              Brothers    Back Bay  Salomon   Back Bay
                          Loomis  Back Bay    Strategic   Advisors  Brothers  Advisors
                          Sayles  Advisors      Bond        Bond      U.S.     Money
                         Balanced  Managed  Opportunities  Income  Government  Market
                          Series  Series(7)    Series      Series    Series    Series
                         -------- --------- ------------- -------- ---------- --------
Management Fee..........   .70%      .50%        .65%       .40%      .55%      .35%
Other Expenses..........    12%      .08%        .20%       .08%      .22%      .10%
                           ---       ---         ---        ---       ---       ---
  Total Series Operating
   Expenses.............   .82%      .58%        .85%       .48%      .77%      .45%

--------

* Goldman Sachs Midcap Value Series bases its annual operating expenses on the management fee approved by shareholders of the Series that became effective on May 1, 1998, and other expenses actually incurred for the Series for 1998.

Example (Note: The examples below are hypothetical. Although we base them on the expenses shown in the expense table above, the examples are not representations of past or future performance or expenses. Actual performance and/or expenses may be more or less than shown.(8)) For purchase payments allocated to each of the Series indicated

  You would pay the following direct and
   indirect expenses on a $1,000 purchase
   payment assuming 1) 5% annual return on the underlying Series and 2) that a contingent deferred sales charge would apply at the end of each time period because you either surrender your Contract or elect to annuitize under a non-life contingency option:

                                                 1 Year 3 Years 5 Years 10 Years
                                                 ------ ------- ------- --------
     Loomis Sayles Small Cap...................  $      $       $        $
     Morgan Stanley International Magnum Equi-
      ty.......................................
     Alger Equity Growth.......................
     Capital Growth............................
     Goldman Sachs Midcap Value................
     Davis Venture Value.......................
     Westpeak Growth and Income................
     Westpeak Stock Index......................
     Loomis Sayles Balanced....................
     Back Bay Advisors Managed.................
     Salomon Brothers Strategic Bond Opportuni-
      ties.....................................
     Back Bay Advisors Bond Income.............
     Salomon Brothers U.S. Government..........
     Back Bay Advisors Money Market............

  You would pay the following direct and
   indirect expenses on a $1,000 purchase
   payment assuming 1) 5% annual return on the underlying Series and 2) that no contingent deferred sales charge would apply at the end of each time period because you either do not surrender your Contract or you elect to annuitize under a variable life contingency option(9):

                                                 1 Year 3 Years 5 Years 10 Years
                                                 ------ ------- ------- --------
     Loomis Sayles Small Cap...................  $      $       $        $
     Morgan Stanley International Magnum Equi-
      ty.......................................
     Alger Equity Growth.......................
     Capital Growth............................
     Goldman Sachs Midcap Value................
     Davis Venture Value.......................
     Westpeak Growth and Income................
     Westpeak Stock Index......................
     Loomis Sayles Balanced....................
     Back Bay Advisors Managed.................
     Salomon Brothers Strategic Bond Opportuni-
      ties.....................................
     Back Bay Advisors Bond Income.............
     Salomon Brothers U.S. Government..........
     Back Bay Advisors Money Market............

                       VARIABLE INSURANCE PRODUCTS FUND

Operating Expenses for the Year Ended December 31, 1998

 (as a percentage of average net assets prior to expense reductions)(10)

                                                                        Equity-
                                                             Overseas   Income
                                                             Portfolio Portfolio
                                                             --------- ---------
Management Fee..............................................    .74%      .49%
Other Expenses..............................................    .17%      .09%
                                                                ---       ---
  Total Portfolio Operating Expenses........................    .91%      .58%

Example (Note: The examples below are hypothetical. Although we base them on the expenses shown in the expense table above, the examples are not representations of past or future performance or expenses. Actual performance and/or expenses may be more or less than shown.(11)) For purchase payments allocated to each of the Portfolios indicated

  You would pay the following direct and indi-rect expenses on a $1,000 purchase payment assuming 1) 5% annual return on the under-lying Portfolio and 2) that a contingent de-ferred sales charge would apply at the end of each time period because you either sur-render your Contract or elect to annuitize under a non-life contingency option:

                                                 1 Year 3 Years 5 Years 10 Years
                                                 ------ ------- ------- --------
     Overseas Portfolio......................... $      $       $        $
     Equity-Income Portfolio....................

  You would pay the following direct and
   indirect expenses on a $1,000 purchase
   payment assuming 1) 5% annual return on the underlying Portfolio and 2) that no contingent deferred sales charge would apply at the end of each time period because you either do not surrender your Contract or you elect to annuitize under a variable life contingency option(12):

                                                 1 Year 3 Years 5 Years 10 Years
                                                 ------ ------- ------- --------
     Overseas Portfolio......................... $      $       $        $
     Equity-Income Portfolio....................

--------
NOTES:

 (1) Premium tax charges are not shown. They range from 0% (in most states) to 3.5% of Contract Value (or if applicable purchase payments).

 (2) The Maximum Contingent Deferred Sales Charge is expressed here as a percentage of purchase payments. However we calculate the applicable Contingent Deferred Sales Charge as a percentage of Contract Value. The maximum possible charge, as a percentage of Contract Value, occurs in the first Contract Year and reduces after each Contract Year to 0% by the eleventh Contract Year.

 (3) We currently charge $10 for each transfer in excess of twelve per Contract Year, and we reserve the right to impose a charge of $10 on each transfer in excess of four per year.

 (4)  We do not impose this charge after annuitization.

 (5) We do not impose these charges on the Fixed Account or after annuitization if annuity payments are made on a fixed basis.

 (6) For each of these Series other than the Capital Growth Series, Total Series Operating Expenses are based on the amount of such expenses applied against assets at December 31, 1998, after giving effect to the applicable voluntary expense cap or expense deferral. For the Loomis Sayles Small Cap Series, Total Series Operating Expenses take into account a voluntary cap on expenses by TNE Advisers, Inc. ("TNE Advisers"), the Series' investment adviser, which will bear all expenses that exceed 1.00% of average daily net assets. In the absence of this cap or any other expense reimbursement arrangement, Total Series Operating Expenses for the Loomis Sayles Small Cap Series for the year ended December 31, 1998 would have been 1.10%. Total Series Operating Expenses for the Goldman Sachs Midcap Value, (formerly Loomis Sayles Avanti Growth), Westpeak Growth and Income, Westpeak Stock Index, Back Bay Advisors Managed, Back Bay Advisors Bond Income and Back Bay Advisors Money Market Series are after giving effect to a voluntary expense cap. For each of these Series, TNE Advisers bears those expenses (other than the management fee) that exceed 0.15% of average daily net assets. Without this cap or any other expense reimbursement arrangement, Total Series Operating Expenses for the Goldman Sachs Midcap Value Series (formerly Loomis Sayles Avanti Growth) for the year ending December 31, 1998 would have been .88%. For the six other Series shown, the Total Series Operating Expenses are after giving effect to a voluntary expense deferral. Effective May 1, 1998 the Goldman Sachs Midcap Value is subject to the voluntary expense deferral described below for the six other Series shown, with an annual expense limit of .90% of net assets. Under the deferral, expenses which exceed a certain limit are paid by TNE Advisers in the year in which they are incurred and transferred to the Series in a future year when actual expenses of the Series are below the limit. The limit on expenses for each of these Series is: 1.30% of average daily net assets for the Morgan Stanley International Magnum Equity Series; .90% of average daily net assets for the Alger Equity Growth and Davis Venture Value Series; .85% of average daily net assets for the Loomis Sayles Balanced and Salomon Brothers Strategic Bond Opportunities Series; and .70% of average daily net assets for the Salomon Brothers U.S. Government Series. Absent the expense deferral, Total Series Operating Expenses for these Series for the year ended December 31, 1998 would have been: 1.40% for the Morgan Stanley International Magnum Equity Series; and .77% for Salomon Brothers U.S. Government Series. The expense cap and deferral arrangements are voluntary and may be terminated at any time. (See the attached prospectus of the New England Zenith Fund for more complete information.)

 (7) The Westpeak Stock Index Series and the Back Bay Advisors Managed Series are not Eligible Funds for Contracts purchased after May 1, 1995.

 (8) In these examples, the average Administration Contract Charge of % has been used. (See (4), above.)

 (9) The same would apply if you elect to annuitize under a fixed life contingency option unless your Contract has been in effect less than five years, in which case the expenses shown in the first three columns of the preceding example would apply. (See "Contingent Deferred Sales Charge.")

(10) Total Portfolio Operating Expenses for the Variable Insurance Products Portfolios are based on the amount of such expenses incurred during the most recent fiscal year applied against assets at December 31, 1998. They do not reflect certain expense reductions due to directed brokerage arrangements and custodian interest credits. Had these reductions been included, Total Portfolio Operating Expenses would have been

    .89% for the Overseas Portfolio and .57% for the Equity-Income Portfolio. (See the attached prospectus of the Variable Insurance Products Fund for more complete information.) Affiliates of Fidelity Management and Research Company may compensate NELICO and/or certain affiliates for administrative, distribution or other services relating to the Overseas and Equity-Income Portfolios. Such compensation is based on assets of the Portfolios attributable to the Contracts, which are administered by NELICO, and to variable life insurance products issued by NELICO and its affiliates.

(11) In these examples, the average Administration Contract Charge of % has been used. (See (4), above.)

(12) The same would apply if you elect to annuitize under a fixed life contingency option unless your Contract has been in effect less than five years, in which case the expenses shown in the first three columns of the preceding example would apply. (See "Contingent Deferred Sales Charge.")

-------------------------------------------------------------------------------

                           ACCUMULATION UNIT VALUES
         (For an Accumulation Unit Outstanding Throughout the Period)

                       THE NEW ENGLAND VARIABLE ACCOUNT
                        Condensed Financial Information

                                                                         Morgan
                                                                         Stanley
                   Loomis                                             International
                   Sayles                                                Magnum
                  Small Cap                                              Equity
                    Sub-                                                  Sub-
                   account                                               account
                  ---------                                           -------------
                   5/2/94*    1/1/95     1/1/96     1/1/97    1/1/98    10/31/94*     1/1/95     1/1/96     1/1/97    1/1/98
                     to         to         to         to        to         to           to         to         to        to
                  12/31/94   12/31/95   12/31/96   12/31/97  12/31/98   12/31/94     12/31/95   12/31/96   12/31/97  12/31/98
                  --------- ---------- ---------- ---------- -------- ------------- ---------- ---------- ---------- --------
1. Accumulation
   Unit Value at
   beginning of
   period.......      1.000      0.959      1.219      1.572                1.000        1.024      1.073      1.129
2. Accumulation
   Unit Value at
   end of
   period.......      0.959      1.219      1.572      1.936                1.024        1.073      1.129      1.100
3. Number of
   Accumulation
   Units
   outstanding
   at end of
   period.......  2,988,971 13,533,326 26,307,748 39,442,109            2,916,120   11,062,106 16,322,862 17,243,803
                   Overseas
                     Sub-
                   account
                  ----------
                   10/1/93*    1/1/94     1/1/95     1/1/96     1/1/97    1/1/98
                      to         to         to         to         to        to
                   12/31/93   12/31/94   12/31/95   12/31/96   12/31/97  12/31/98
                  ---------- ---------- ---------- ---------- ---------- --------
1. Accumulation
   Unit Value at
   beginning of
   period.......       1.458      1.532      1.538      1.664      1.859
2. Accumulation
   Unit Value at
   end of
   period.......       1.532      1.538      1.664      1.859      2.046
3. Number of
   Accumulation
   Units
   outstanding
   at end of
   period.......  10,878,551 43,034,544 41,273,183 44,846,316 45,289,247

                    Alger
                   Equity                                             Capital
                   Growth                                              Growth
                    Sub-                                                Sub-
                   account                                            account
                  ---------                                           --------
                  10/31/94*   1/1/95     1/1/96     1/1/97    1/1/98  9/16/88*  1/1/89     1/1/90     1/1/91     1/1/92
                     to         to         to         to        to       to       to         to         to         to
                  12/31/94   12/31/95   12/31/96   12/31/97  12/31/98 12/31/88 12/31/89   12/31/90   12/31/91   12/31/92
                  --------- ---------- ---------- ---------- -------- -------- --------- ---------- ---------- ----------
1. Accumulation
   Unit Value at
   beginning of
   period.......      1.000      0.956      1.402      1.566            4.645      4.612      5.950      5.666      8.608
2. Accumulation
   Unit Value at
   end of
   period.......      0.956      1.402      1.566      1.941            4.612      5.950      5.666      8.608      7.978
3. Number of
   Accumulation
   Units
   outstanding
   at end of
   period.......  1,857,319 24,163,685 40,025,594 44,518,891          439,393  5,337,778 12,591,788 21,719,884 33,645,983
                    1/1/93     1/1/94     1/1/95     1/1/96     1/1/97    1/1/98
                      to         to         to         to         to        to
                   12/31/93   12/31/94   12/31/95   12/31/96   12/31/97  12/31/98
                  ---------- ---------- ---------- ---------- ---------- --------
1. Accumulation
   Unit Value at
   beginning of
   period.......       7.978      9.050      8.298     11.300     13.496
2. Accumulation
   Unit Value at
   end of
   period.......       9.050      8.298     11.300     13.496     16.442
3. Number of
   Accumulation
   Units
   outstanding
   at end of
   period.......  40,091,665 43,592,961 41,663,900 41,363,155 40,200,592

                   Goldman
                    Sachs                                                          Davis
                   Midcap                                                         Venture
                    Value                                                          Value
                    Sub-                                                           Sub-
                   account                                                        account
                  ---------                                                      ---------
                  10/1/93*    1/1/94     1/1/95     1/1/96     1/1/97    1/1/98  10/31/94*   1/1/95     1/1/96     1/1/97
                     to         to         to         to         to        to       to         to         to         to
                  12/31/93   12/31/94   12/31/95   12/31/96   12/31/97  12/31/98 12/31/94   12/31/95   12/31/96   12/31/97
                  --------- ---------- ---------- ---------- ---------- -------- --------- ---------- ---------- ----------
1. Accumulation
   Unit Value at
   beginning of
   period.......      1.125      1.137      1.119      1.439      1.669              1.000      0.963      1.323      1.643
2. Accumulation
   Unit Value at
   end of
   period.......      1.137      1.119      1.439      1.669      1.932              0.963      1.323      1.643      2.163
3. Number of
   Accumulation
   Units
   outstanding
   at end of
   period.......  4,515,611 15,572,344 19,773,057 24,345,379 24,035,279          3,499,719 19,608,688 34,997,024 53,977,107
                            Westpeak
                             Growth
                           and Income
                              Sub-
                            account
                           ----------
                   1/1/98   10/1/93*    1/1/94     1/1/95     1/1/96     1/1/97    1/1/98
                     to        to         to         to         to         to        to
                  12/31/98  12/31/93   12/31/94   12/31/95   12/31/96   12/31/97  12/31/98
                  -------- ---------- ---------- ---------- ---------- ---------- --------
1. Accumulation
   Unit Value at
   beginning of
   period.......               1.105       1.132      1.103      1.486      1.731
2. Accumulation
   Unit Value at
   end of
   period.......               1.132       1.103      1.486      1.731      2.279
3. Number of
   Accumulation
   Units
   outstanding
   at end of
   period.......           3,359,317  16,092,325 21,168,965 26,104,465 30,306,103

-----
* Date these sub-accounts were first available.

                                                                                  Loomis
                   Equity-                                                        Sayles
                   Income                                                        Balanced
                    Sub-                                                           Sub-
                   account                                                        account
                  ---------                                                      ---------
                  10/1/93*    1/1/94     1/1/95     1/1/96     1/1/97    1/1/98  10/31/94    1/1/95    1/1/96*     1/1/97
                     to         to         to         to         to        to       to         to         to         to
                  12/31/93   12/31/94   12/31/95   12/31/96   12/31/97  12/31/98 12/31/94   12/31/95   12/31/96   12/31/97
                  --------- ---------- ---------- ---------- ---------- -------- --------- ---------- ---------- ----------
1. Accumulation
   Unit Value at
   beginning of
   period.......      1.980      1.992      2.104      2.804      3.162              1.000      0.997      1.227      1.415
2. Accumulation
   Unit Value at
   end of
   period.......      1.992      2.104      2.804      3.162      3.996              0.997      1.227      1.415      1.622
3. Number of
   Accumulation
   Units
   outstanding
   at end of
   period.......  5,649,743 25,852,849 38,010,655 44,037,798 45,104,192          1,736,189 10,987,597 20,107,324 28,677,041
                   1/1/98
                     to
                  12/31/98
                  --------
1. Accumulation
   Unit Value at
   beginning of
   period.......
2. Accumulation
   Unit Value at
   end of
   period.......
3. Number of
   Accumulation
   Units
   outstanding
   at end of
   period.......

                     Salomon
                    Brothers                                             Back Bay
                    Strategic                                            Advisors
                      Bond                                                 Bond
                  Opportunities                                           Income
                      Sub-                                                 Sub-
                     account                                             account
                  -------------                                          --------
                    10/31/94*    1/1/95*    1/1/96     1/1/97    1/1/98  10/5/88*  1/1/89     1/1/90     1/1/91     1/1/92
                       to          to         to         to        to       to       to         to         to         to
                    12/31/94    12/31/95   12/31/96   12/31/97  12/31/98 12/31/88 12/31/89   12/31/90   12/31/91   12/31/92
                  ------------- --------- ---------- ---------- -------- -------- --------- ---------- ---------- ----------
1. Accumulation
   Unit Value at
   beginning of
   period.......        1.000       0.984      1.159      1.307            1.631      1.634      1.810      1.930      2.247
2. Accumulation
   Unit Value at
   end of
   period.......        0.984       1.159      1.307      1.433            1.634      1.810      1.930      2.247      2.398
3. Number of
   Accumulation
   Units
   outstanding
   at end of
   period.......    1,124,133   6,132,563 15,034,554 23,074,669          299,002  4,287,540 10,139,527 17,797,335 28,871,719
                    1/1/93     1/1/94     1/1/95     1/1/96     1/1/97    1/1/98
                      to         to         to         to         to        to
                   12/31/93   12/31/94   12/31/95   12/31/96   12/31/97  12/31/98
                  ---------- ---------- ---------- ---------- ---------- --------
1. Accumulation
   Unit Value at
   beginning of
   period.......       2.398      2.664      2.540      3.037      3.134
2. Accumulation
   Unit Value at
   end of
   period.......       2.664      2.540      3.037      3.134      3.429
3. Number of
   Accumulation
   Units
   outstanding
   at end of
   period.......  41,939,487 41,657,182 42,231,987 41,138,874 37,260,367

                   Salomon                                          Back Bay
                   Brothers                                         Advisors
                     U.S.                                            Money
                  Government                                         Market
                     Sub-                                             Sub-
                   account                                          account
                  ----------                                        --------
                  10/31/94*   1/1/95    1/1/96    1/1/97    1/1/98  9/29/88*  1/1/89     1/1/90     1/1/91     1/1/92     1/1/93
                      to        to        to        to        to       to       to         to         to         to         to
                   12/31/94  12/31/95  12/31/96  12/31/97  12/31/98 12/31/88 12/31/89   12/31/90   12/31/91   12/31/92   12/31/93
                  ---------- --------- --------- --------- -------- -------- --------- ---------- ---------- ---------- ----------
1. Accumulation
   Unit Value at
   beginning of
   period.......     1.000       1.004     1.139     1.161            1.384      1.408      1.518      1.620      1.697      1.738
2. Accumulation
   Unit Value at
   end of
   period.......     1.004       1.139     1.161     1.242            1.408      1.518      1.620      1.697      1.738      1.766
3. Number of
   Accumulation
   Units
   outstanding
   at end of
   period.......   910,020   4,495,184 5,785,148 8,616,135          915,605  7,661,069 21,629,006 26,322,938 26,759,532 25,016,975
                    1/1/94     1/1/95     1/1/96     1/197     1/1/98
                      to         to         to         to        to
                   12/31/94   12/31/95   12/31/96   12/31/97  12/31/98
                  ---------- ---------- ---------- ---------- --------
1. Accumulation
   Unit Value at
   beginning of
   period.......       1.766      1.811      1.889      1.959
2. Accumulation
   Unit Value at
   end of
   period.......       1.811      1.889      1.959      2.036
3. Number of
   Accumulation
   Units
   outstanding
   at end of
   period.......  30,220,356 33,015,018 33,412,517 26,785,902

------
* Date these sub-accounts were first available.

                  Back Bay
                  Advisors
                   Managed
                    Sub-
                  Account**
                  ---------
                  9/21/88*   1/1/89     1/1/90     1/1/91     1/1/92     1/1/93     1/1/94     1/1/95     1/1/96     1/1/97
                     to        to         to         to         to         to         to         to         to         to
                  12/31/88  12/31/89   12/31/90   12/31/91   12/31/92   12/31/93   12/31/94   12/31/95   12/31/96   12/31/97
                  --------- --------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
1. Accumulation
   Unit Value at
   beginning of
   period.......     1.042      1.063      1.250      1.272      1.508      1.588      1.733      1.691      2.190      2.485
2. Accumulation
   Unit Value at
   end of
   period.......     1.063      1.250      1.272      1.508      1.588      1.733      1.691      2.190      2.485      3.103
3. Number of
   Accumulation
   Units
   outstanding
   at end of
   period.......   731,349  9,179,207 18,099,540 26,478,398 41,588,546 60,696,659 61,961,278 56,145,463 52,130,165 48,490,618
                           Westpeak
                             Stock
                             Index
                             Sub-
                           Account**
                           ---------
                   1/1/98   1/1/92*    1/1/93     1/1/94     1/1/95     1/1/96     1/197     1/1/98
                     to       to         to         to         to         to         to        to
                  12/31/98 12/31/92   12/31/93   12/31/94   12/31/95   12/31/96   12/31/97  12/31/98
                  -------- --------- ---------- ---------- ---------- ---------- ---------- --------
1. Accumulation
   Unit Value at
   beginning of
   period.......               1.592      1.644      1.780      1.775      2.398      2.898
2. Accumulation
   Unit Value at
   end of
   period.......               1.540      1.780      1.775      2.398      2,898      3.788
3. Number of
   Accumulation
   Units
   outstanding
   at end of
   period.......           2,583,607 11,017,884 14,282,355 15,539,608 15,623,253 15,874,978

----
* Date these sub-accounts were first available.
**These sub-accounts are only available through Contracts purchased prior to May 1, 1995.

  Information on units and unit values is useful because they affect the calculation of Contract Values. The value of a Contract is determined by multiplying the number of Accumulation Units in each sub-account credited to the Contract by the Accumulation Unit Value of the sub-account. The Accumulation Unit Value of a sub-account depends in part on the net investment experience of the Eligible Fund in which it invests. See "Contract Value and Accumulation Unit Value" for more information.

--------------------------------------------------------------------------------

                             How the Contract Works



   Purchase Payment             Contract Value           Daily Deduction from
                                                           Variable Account

 . You can make a            . We allocate               . We deduct a
   one-time                    payments to your            Mortality and
   investment or               choice, within              Expense risk
   establish an                limits, of                  charge of 0.95% on
   ongoing investment          Eligible Funds              an annual basis
   program.                    and/or the Fixed            from the Contract
                               Account.                    Value daily.

 Charges from Payment
                             . The Contract Value        . We deduct an
 . Premium tax charge          reflects purchase           Administration
   may apply.                  payments,                   Asset Charge of
 . Premium for                 investment                  0.40% on an annual
   disability benefit          experience,                 basis from the
   rider, if elected.          interest payments,          Contract Value
                               partial                     daily.
  Additional Payments          surrenders, loans
                               and Contract              . Investment
 . Any time, (subject          charges.                    advisory fees are
   to Company                                              deducted from the
   limits).                  . The Contract Value          Eligible Fund
                               invested in the             assets daily.
 . Minimum $25.                Eligible Funds is
                               not guaranteed.            Annual Contract Fee
         Loans

 . Are available to          . Earnings are              . We deduct a $30
   participants of             accumulated free            Administration
   certain tax                 of any current              Contract Charge
   qualified pension           income taxes (see           from the Contract
   plans (see page A-          page A-37).                 Value on each
   25).                                                    anniversary while
                             . You may change the          Contract is in-
      Surrenders               allocation of               force, other than
                               future payments,            under an annuity
 . You can surrender           within limits, at           payment option. We
   up to 10% of                any time.                   deduct a pro rata
   Contract Value                                          portion on full
   each year without         . Prior to                    surrender and at
   incurring                   annuitization, you          annuitization.
   surrender charges,          may transfer
   subject to any              Contract Value
   applicable tax law          among accounts,             Surrender Charge
   restrictions.               within limits, up
                               to twelve times
                               per Contract Year         . Consists of
 . Surrenders are              without charge              Contingent
   taxable.                    (special limits             Deferred Sales
                               apply to transfers          Charge (see page
                               of Contract Value           A-30).
 . Prior to age 59             to and from the
   1/2 a 10% penalty           Fixed Account).            Premium Tax Charge
   tax may apply.                                        . Where applicable,
                             . Allocations of              is deducted from
    Death Proceeds             payments and                purchase payments
                               transfers of                (currently in
 . Guaranteed not to           Contract Value              South Dakota) or
   be less than your           must comply with            from Contract
   total contribution          the rule that               Value when annuity
   to your Contract            Contract Value may          payments commence.
   net of any prior            be allocated among
   surrenders and              no more than ten           Additional Benefits
   outstanding loans.          accounts,
                               including the
 . Death proceeds              Fixed Account, at         . You pay no taxes
   pass to the                 any time.                   on your investment
   beneficiary                                             as long as it
   without probate.           Retirement Benefits          remains in the
                             . Lifetime income             Contract.
                               options.

                             . Fixed and/or
                               variable payout           . You can surrender
                               options.                    your Contract at
                                                           any time for its
                             . Premium tax charge          Contract Value,
                               may apply.                  less any
                                                           applicable
                                                           Contingent
                                                           Deferred Sales
                                                           Charge (subject to
                                                           any applicable tax
                                                           law restrictions).

                                                         . If the Contract
                                                           contains the
                                                           disability benefit
                                                           rider and the
                                                           Annuitant becomes
                                                           totally disabled,
                                                           we provide monthly
                                                           benefits.

                                  THE COMPANY

  The Company is a mutual life insurance company whose principal office is at One Madison Avenue, New York, N.Y. 10010. The Company was organized in 1866 under the laws of the State of New York and has engaged in the life insurance business under its present name since 1868. It operates as a life insurance company in all 50 states, the District of Columbia, Puerto Rico and all provinces of Canada. The Company has over $330 billion in assets under management.

  New England Life Insurance Company ("NELICO"), a subsidiary of the Company, provides administrative services for the Contracts and the Variable Account pursuant to an administrative services agreement with the Company. These administrative services include maintenance of Contract Owner records and accounting, valuation, regulatory and reporting services. NELICO, located at 501 Boylston Street, Boston, Massachusetts 02116, is the Company's Designated Office for receipt of Purchase Payments, loan repayments, requests and elections, and communications regarding death of the Annuitant, as further described below.

                             THE VARIABLE ACCOUNT

  The Variable Account was established as a separate investment account on July 15, 1987, and is registered as a unit investment trust under the Investment Company Act of 1940. The Variable Account meets the definition of a "separate account" under Federal securities laws.

  Applicable state insurance law provides that the assets in the Variable Account equal to the reserves and other contract liabilities of the Variable Account shall not be chargeable with liabilities arising out of any other business the Company may conduct. The Company believes this means that the assets of the Variable Account equal to its reserves and other contract liabilities are not available to meet the claims of the Company's general creditors and may only be used to support the Contract Values under the Contracts. The income and realized and unrealized capital gains or losses of the Variable Account are credited to or charged against the Variable Account without regard to other income, gains or losses of the Company. All obligations arising under the Contracts are, however, general corporate obligations of the Company.

  Purchase payments are allocated within the Variable Account to one or more of the sub-accounts as you elect. The value of Accumulation Units credited to your Contract and the amount of the variable annuity payments depend on the investment experience of the Eligible Fund(s) that you select. The Company does not guarantee the investment performance of the Variable Account. Thus, you bear the full investment risk for all amounts contributed to the Variable Account.

                      INVESTMENTS OF THE VARIABLE ACCOUNT

  Purchase payments applied to the Variable Account will be invested in one or more of the Eligible Funds listed below, at net asset value without deduction of any sales charge, in accordance with the selection you make in your application. You may change your selection of Eligible Funds for future purchase payments at any time without charge. (See "Requests and Elections.") You also may transfer previously invested amounts among the Eligible Funds, subject to certain conditions. (See "Transfer Privilege.") Your Contract Value may be distributed among no more than 10 accounts (including the Fixed Account) at any time. The Company reserves the right to add or remove Eligible Funds from time to time as investments for the Variable Account. See "Substitution of Investments."

  The investment objectives and policies of certain Eligible Funds are similar to the investment objectives and policies of other funds that may be managed by the same subadviser. The investment results of the Eligible Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Eligible Funds will be comparable to the investment results of any other fund, even if the other fund has the same subadviser.

NEW ENGLAND ZENITH FUND: Currently, there are twelve Series of the New England Zenith Fund that are Eligible Funds under the Contracts offered by this prospectus. Two additional Series, the Back Bay Advisors Managed Series and the Westpeak Stock Index Series, described below, are Eligible Funds only for Contracts issued before May 1, 1995.

Loomis Sayles Small Cap Series

  The Loomis Sayles Small Cap Series seeks long-term capital growth from investments in common stocks or their equivalent.

Morgan Stanley International Magnum Equity Series (formerly Draycott International Equity Series)

  The Morgan Stanley International Magnum Equity Series seeks long-term capital appreciation through investment primarily in international equity securities.

Alger Equity Growth Series

  The Alger Equity Growth Series seeks long-term capital appreciation.

Capital Growth Series

  The Capital Growth Series seeks long-term growth of capital through investment primarily in equity securities of companies whose earnings are expected to grow at a faster rate than the United States economy.

Goldman Sachs Midcap Value Series (formerly Loomis Sayles Avanti Growth
Series)

  The Goldman Sachs Midcap Value Series seeks long-term capital appreciation.

Davis Venture Value Series (formerly Venture Value Series)

  The Davis Venture Value Series seeks growth of capital.

Westpeak Growth and Income Series (formerly Westpeak Value Growth Series)

  The Westpeak Growth and Income Series seeks long-term total return through investment in equity securities.

Westpeak Stock Index Series

  The Westpeak Stock Index Series seeks to provide investment results that correspond to the composite price and yield performance of United States publicly traded common stocks.

Loomis Sayles Balanced Series

  The Loomis Sayles Balanced Series seeks reasonable long-term investment return from a combination of long-term capital appreciation and moderate current income.

Back Bay Advisors Managed Series

  The investment objective of the Back Bay Advisors Managed Series is favorable total return through investment in a diversified portfolio.

Salomon Brothers Strategic Bond Opportunities Series

  The Salomon Brothers Strategic Bond Opportunities Series seeks a high level of total return consistent with preservation of capital.

Back Bay Advisors Bond Income Series

  The Back Bay Advisors Bond Income Series seeks to provide a high level of current income consistent with protection of capital.

Salomon Brothers U.S. Government Series

  The Salomon Brothers U.S. Government Series seeks to provide a high level of current income consistent with preservation of capital and maintenance of liquidity.

Back Bay Advisors Money Market Series

  The Back Bay Advisors Money Market Series seeks the highest possible level of current income consistent with preservation of capital. The Series invests in a variety of high quality money market instruments. Money market funds are neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Series will maintain a stable net asset value of $100 per share.

VARIABLE INSURANCE PRODUCTS FUND: Currently, there are two Portfolios of the Variable Insurance Products Fund that are Eligible Funds under the Contracts offered by this prospectus.

Overseas Portfolio

  The Overseas Portfolio seeks long-term growth of capital. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

Equity-Income Portfolio

  The Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund seeks a yield which exceeds the composite yield on the securities comprising the S&P 500.

Investment Advice

  The Capital Growth Series receives investment advice from Capital Growth Management Limited Partnership ("CGM"), an affiliate of the Company. TNE Advisers, Inc., an indirect subsidiary of the Company, serves as investment adviser for the remaining Series of the New England Zenith Fund. Each of these Series also has a subadviser. The Back Bay Advisors Bond Income Series, Back Bay Advisors Money Market Series and Back Bay Advisors Managed Series receive investment subadvisory services from Back Bay Advisors, L.P., an affiliate of the Company. The Westpeak Growth and Income Series and the Westpeak Stock Index Series receive investment subadvisory services from Westpeak Investment Advisors, L.P., an affiliate of the Company. The Loomis Sayles Small Cap Series and Loomis Sayles Balanced Series receive investment subadvisory services from Loomis Sayles & Company, L.P., an affiliate of the Company. The Goldman Sachs Midcap Value Series receives investment subadvisory services from Goldman Sachs Asset Management. The Morgan Stanley International Magnum Equity Series receives investment subadvisory services from Morgan Stanley Dean Witter Investment Management Inc. The Alger Equity Growth Series receives investment subadvisory services from Fred Alger Management, Inc. The Davis Venture Value Series receives investment subadvisory services from Davis Selected Advisers, L.P. Davis Selected Advisers may also delegate any of its responsibilities to Davis Selected-NY, a wholly-owned subsidiary. The Salomon Brothers Strategic Bond Opportunities Series and Salomon Brothers U.S. Government Series receive investment subadvisory services from Salomon Brothers Asset Management Inc. The Salomon Brothers Strategic Bond Opportunities Series also receives certain investment subadvisory services from Salomon Brothers Asset Management Limited, a London based affiliate of Salomon Brothers Asset Management Inc. More complete information on each Series of the New England Zenith Fund is contained in the attached New England Zenith Fund prospectus, which you should read carefully before investing, as well as in the New England Zenith Fund's Statement of Additional Information, which may be obtained free of charge by writing to New England Securities, 399 Boylston St., Boston, Massachusetts, 02116 or telephoning 1-800-356-5015.

  The Overseas Portfolio and the Equity-Income Portfolio receive investment advice from Fidelity Management & Research Company. More complete information on the Equity-Income and Overseas Portfolios of the Variable Insurance Products Fund is contained in the attached prospectus of that Fund, which you should read carefully before investing, as well as in the Variable Insurance Products Fund's Statement of Additional Information, which may be obtained free of charge by writing to Fidelity Distributors Corporation, 82 Devonshire Street, Boston, Massachusetts, 02109 or telephoning 1-800-356-5015.

Substitution of Investments

  If investment in the Eligible Funds or a particular Series or Portfolio is no longer possible or in the judgment of the Company becomes inappropriate for the purposes of the Contract, the Company may substitute another Eligible Fund or Funds without your consent. Substitution may be made with respect to both existing investments and the investment of future purchase payments. However, no such substitution will be made without any necessary approval of the Securities and Exchange Commission.

                               GUARANTEED OPTION

  Net purchase payments may also be allocated to the Fixed Account option in states that have approved the Fixed Account option. The Fixed Account is a part of the Company's general account and provides guarantees of principal and interest. (See "The Fixed Account" for more information.)

                                 THE CONTRACTS

  The Contracts provide that purchase payments will be invested by the Company in the Eligible Fund(s) you select and that, after annuitization, the Company will make variable annuity payments on a monthly basis, unless you elect otherwise. You assume the risk of investment gain or loss in that the value of your Contract before annuitization and, in the case of a variable payment option, the annuity payments after annuitization will vary with the investment performance of those Eligible Funds in which your Contract is invested.

Purchase Payments

  Under current rules, the minimum initial purchase payment for flexible payment Contracts issued in connection with tax-benefited retirement plans other than individual retirement accounts under Section 408(a) of the Code or individual retirement annuities under Section 408(b) of the Code (both referred to as "IRAs") or Roth IRAs under Section 408A of the Code ("Roth IRAs") is $50. For flexible payment Contracts issued in connection with IRAs and Roth IRAs (Roth IRAs will only be available if you have an existing IRA Contract), the Company currently requires a minimum initial purchase payment of $2,000, although the Company requires a minimum initial payment of $100 if monthly payments are to be withdrawn from your bank checking account or New England Cash Management Trust account, a service known as the Master Service Account arrangement ("MSA"). For all other flexible payment Contracts, the minimum initial purchase payment is $5,000, although the Company requires a minimum initial payment of $100 if monthly payments are to be made through MSA. The Company may consent to lower initial purchase payments in certain situations. Additional purchase payments must be at least $25, although the Company currently requires minimum additional purchase payments to be at least $50 if they are made through a group billing arrangement (also known as a "list-bill" arrangement) and $100 per month if they are made through MSA. The Company reserves the right to limit the amount of purchase payments under a Contract in any Contract Year to three times the anticipated annual contribution that you specify in your Contract application. The Company currently limits anticipated annual contributions to $100,000, so that the maximum amount you may contribute in any Contract Year is $300,000, or three times your specified anticipated annual contribution, if less. Except with the consent of the Company, the minimum purchase payment for a single payment Contract is $2,000 for Contracts issued in connection with IRAs and $5,000 for all other Contracts, and the maximum purchase payment for a single payment contract is $1,000,000. Payments in addition to the required minimum purchase payment may also be made on a single payment Contract, subject to the minimums set forth above. The Company reserves the right to limit purchase payments made in any Contract Year or in total under a single payment Contract.

  The Company will determine whether to approve applications for new Contracts, and will apply initial purchase payments under new Contracts not later than 2 business days after a completed application (including the initial purchase payment) is received at the Company's Designated Office. If an application is not complete upon receipt, the Company will apply the initial purchase payment not later than 2 business days after it is completed. If an incomplete application is not completed within 5 days after the Company receives it, however, the Company will inform the applicant of the reasons for the delay and will refund any purchase payment unless the applicant consents to allow the Company to retain the purchase payment until the application is made complete. The Company reserves the right to reject any application.

Allocation of Purchase Payments

  Net purchase payments are converted into Accumulation Units of the sub-accounts you select, subject to the limitation that Contract Value may be allocated among no more than 10 accounts, including the Fixed Account, at any time. The number of Accumulation Units of each sub-account to be credited to the Contract is determined by dividing the net purchase payment by the Accumulation Unit Value for the selected sub-accounts next determined following receipt of the purchase payment at the Company's Designated Office (or, in the case of the initial purchase payment, next determined following approval of the Contract application). In the case of an initial purchase payment to be made by exchanging a variable annuity contract issued by New England Variable Annuity Fund I (a "Fund I contract") or New England Retirement Investment Account (a "Preference contract"), the payment will be applied using the Accumulation Unit Value next determined following approval of the Contract application and receipt of the proceeds of the Fund I or Preference contract.

Contract Value and Accumulation Unit Value

  The value of a Contract is determined by multiplying the number of Accumulation Units credited to the Contract by the appropriate Accumulation Unit Values. As described below, the Accumulation Unit Value of each sub-account depends on the net investment experience of its corresponding Eligible Fund and reflects fees and expenses borne by the Eligible Fund as well as charges assessed against sub-account assets. The Accumulation Unit Value of each sub-account was set at $1.00 on or about the date on which shares of the corresponding Eligible Fund first became available to investors. The Accumulation Unit Value is determined as of the close of regular trading on the New York Stock Exchange on each day during which the Exchange is open for trading by multiplying the last-determined Accumulation Unit Value by the net investment factor determined as of the close of regular trading on the Exchange on that day. To determine the net investment factor for any sub-account, the Company takes into account the change in net asset value per share of the Eligible Fund held in the sub-account as of the close of regular trading on the Exchange on that day from the net asset value most recently determined, the amount of dividends or other distributions made by that Eligible Fund since the previous determination of net asset value per share, and daily deductions for the Mortality and Expense Risk Charge and Administration Asset Charge, equal, on an annual basis, to 1.35% of the average daily net asset value of the sub-account. The formula for determining the net investment factor is described under the caption "Net Investment Factor" in the Statement of Additional Information.

  The net investment factor may be greater or less than one, depending in part upon the investment performance of the Eligible Fund which is the underlying investment of the sub-account, and you bear this investment risk. The net investment results are also affected by the deductions from sub-account assets for the Mortality and Expense Risk Charge and Administration Asset Charge.

  Under a Contract with the Fixed Account option, the total Contract Value includes the amount of Contract Value held in the Fixed Account. Under a Contract that permits Contract loans, the Contract Value also includes the amount of Contract Value transferred to the Company's general account (but outside of the Fixed Account) as a result of a loan and any interest credited on that amount. Interest earned on the amount held in the general account as a result of a loan will be credited to the Contract's sub-accounts annually in accordance with the allocation instructions in effect for purchase payments under your Contract on the date of the crediting. (See "Loan Provision for Certain Tax Benefited Retirement Plans.")

Payment on Death Prior to Annuitization

  If the Annuitant dies after annuitization, the amount payable, if any, will be as specified in the annuity payment option selected. Prior to annuitization, the Contract's Death Proceeds are payable to the Beneficiary if the Company receives due proof of death of: (1) the Contract Owner; or (2) the Annuitant, in the case of a Contract that is not owned in an individual capacity.

  The Contract's Death Proceeds at any time are the greater of: (1) the sum of all purchase payments adjusted for any partial surrenders; or (2) the current Contract Value. For this purpose, the current Contract Value is the value next determined after the later of the date when the Company receives at the Designated Office: (1) due proof of death; or (2) an election of continuation of the Contract (if available) or of payment either in one sum or under an annuity payment option.

  Death Proceeds will be reduced by the amount of any outstanding loan plus accrued interest. (See "Loan Provision for Certain Tax Benefited Retirement Plans.")

  Options for Death Proceeds. The Death Proceeds, reduced by the amount of any outstanding loan plus accrued interest, will be paid in a lump sum or will be applied to provide one or more of the fixed or variable methods of payment available. (See "Annuity Options.") The Contract Owner may elect the form of payment during his or her lifetime (or during the Annuitant's lifetime, if the Contract is not owned in an individual capacity). Such an election, particularly in the case of Contracts issued in connection with retirement plans qualifying for tax benefited treatment, is subject to any applicable requirements of Federal tax law. If the Contract Owner has not made such an election, payment will be in a single sum, unless the Beneficiary elects an annuity payment option within 90 days after receipt by the Company of due proof of the Annuitant's death or elects to apply the amount payable under the Contract to purchase a new Contract. Whether and when such an election is made could affect when the Death Proceeds are deemed to be received under the tax laws.

  The Company also intends to make Beneficiary Continuation and Spousal Continuation provisions available under the Contracts, subject to any necessary state approvals. Under these provisions, an eligible Beneficiary would also have the option of continuing the Contract, as further described below. If either Beneficiary or Spousal Continuation applies to a Contract, and an eligible Beneficiary does not make an election of continuation of the Contract or of payment either in one sum or under an annuity payment option within 90 days after the Company receives due proof of death, the Contract will be continued under the applicable continuation provision.

  For non-tax qualified plans, the Code requires that if any Contract Owner (or, if applicable, the Annuitant) dies prior to annuitization, the Death Proceeds must be either: (1) distributed within five years after the date of death; or (2) applied to a payment option payable over the life (or over a period not exceeding the life expectancy) of the Beneficiary, provided further that payments under the payment option must begin within one year of the date of death. Special options apply under a non-tax qualified plan for spouses. See "Special Options for Spouses." There are comparable rules for distributions on the death of the Annuitant under tax qualified plans; however, if the Beneficiary under a tax qualified Contract is the Annuitant's spouse, the Code generally allows distributions to begin by the year in which the Annuitant would have reached age 70 1/2 (which may be more or less than five years after the Annuitant's death). See "Taxation of the Contracts--Special Rules for Annuities Purchased for Annuitants Under Retirement Plans Qualifying for Tax Benefited Treatment--Distributions from the Contract."

  If a Contract Owner (or, if applicable, the Annuitant) dies on or after annuitization, the remaining interest in the Contract must be distributed at least as quickly as under the method of distribution in effect on the date of death.

  --Beneficiary Continuation

  In keeping with the Code's general requirement that Death Proceeds must be distributed within five years after the death of a Contract Owner (or, if applicable, the Annuitant), the Beneficiary Continuation provision permits a Beneficiary to hold his or her share of the Death Proceeds (as determined after the Death Proceeds have been reduced by the amount of any outstanding loan plus accrued interest) in the Contract and to continue the Contract for a period ending five years after the date of death, provided that the Beneficiary's share of the Death Proceeds meets the Company's published minimum (currently $5,000 for non-tax qualified Contracts and $2,000 for tax qualified Contracts). The Contract cannot be continued for any Beneficiary whose share of the Death Proceeds does not meet the minimum.

  The Beneficiary has 90 days after the date the Company receives due proof of death to make an election with respect to his or her share of the Death Proceeds. The Beneficiary may elect either: (1) payment in a single sum; (2) application to a permitted annuity payment option with payments to begin within one year of the date of death; or (3) Beneficiary Continuation, provided that the Beneficiary's share of the Death Proceeds meets the Company's published minimum. If the Beneficiary does not make an election within 90 days after the Company receives due proof of death, the Contract will be continued under the Beneficiary Continuation provision for a period ending five years after the date of death. If Beneficiary Continuation is not available because the Beneficiary's share of the Death Proceeds does not meet the Company's published minimum, however, the Death Proceeds will be paid in a single sum unless the Beneficiary elects an annuity payment option within 90 days after the Company receives due proof of death.

  If the Contract is continued under the Beneficiary Continuation provision, the Death Proceeds (reduced by the amount of any outstanding loan plus accrued interest) become the Contract Value on the date the continuation is effected, and will be allocated among the accounts in the same proportion as they had been prior to the continuation. In addition, the Beneficiary will have the right to make transfers and fully or partially surrender his or her Contract Value, and no contingent deferred sales charge will apply. The Beneficiary cannot, however, make additional purchase payments, take loans or exercise the dollar cost averaging feature. Five years from the date of death of the Contract Owner (or, if applicable, the Annuitant), the Company will pay the Beneficiary's Contract Value to the Beneficiary. If the Beneficiary dies during that five year period, the Beneficiary's death benefit will be the Beneficiary's Contract Value on the date when the Company receives due proof of the Beneficiary's death.

  --Special Options for Spouses

  Under the Spousal Continuation provision, the Contract may be continued after the death of a Contract Owner (or the Annuitant, in the case of a Contract that is not owned in an individual capacity) if the Contract identifies the deceased spouse as the Contract Owner (or, if applicable, the Annuitant) and the surviving spouse as the primary Beneficiary. In that case, the surviving spouse can elect one of the following three options within 90 days after the Company receives due proof of death of the Contract Owner (or, if applicable, the Annuitant). The surviving spouse may elect: (1) to receive the Death Proceeds (reduced by the amount of any outstanding loan plus accrued interest) either in one sum or under a permitted payment option; (2) to continue the Contract under the Beneficiary Continuation provision; or (3) to continue the Contract under the Spousal Continuation provision with the surviving spouse as the Contract Owner (or, if applicable, the Annuitant). If the surviving spouse does not make an election within 90 days after the Company receives due proof of death, the Contract will automatically be continued under the Spousal Continuation provision, with the result that the surviving spouse will forego the right to receive the Death Proceeds at that time.

  Under the Spousal Continuation provision, all terms and conditions of the Contract that applied prior to the death will continue to apply, regardless of whether or not the Contract is qualified for tax benefited treatment under the Code, except that:

    a. The surviving spouse will not be permitted to make additional purchase payments or take loans under Contracts issued in connection with a retirement plan qualifying for tax benefited treatment under Section 401 or 403 of the Internal Revenue Code; and

    b. The Maturity Date will be reset to a later date, if necessary, based on the age of the surviving spouse. The Maturity Date cannot be reset to an earlier date. In the event the Maturity Date is reset, the new Maturity Date will be the date when the surviving spouse reaches the maximum maturity age under applicable state law. In most states, the maximum maturity age is 95, but the maximum maturity age is 85 in New York and Pennsylvania.

  The Spousal Continuation provision will not be available if, at the time of the Contract Owner's death, the surviving spouse is older than the maximum maturity age under applicable state law. In addition, the Spousal Continuation provision will not be available if, at the original Maturity Date, the surviving spouse would be older than the maximum maturity age under applicable state law.

  A surviving spouse who elects Beneficiary Continuation, as opposed to Spousal Continuation, under a Contract that is qualified for tax-benefited treatment under the Code must begin to receive distributions from the Contract by the earlier of: (1) five years from the date of death; and (2) the year in which the Contract Owner (or, if applicable, the Annuitant) would have reached age 70 1/2.

  If a Contract is subject to a loan at the time the Contract Owner (or, if applicable, the Annuitant) dies, and the Contract is continued under the Spousal Continuation provision, the amount of the outstanding loan plus accrued interest will be treated as a taxable distribution from the Contract to the deceased Contract Owner, and the Contract Value will be reduced accordingly.

Transfer Privilege

  It is the position of the Company that you may transfer your Contract Value among accounts without incurring adverse federal income tax consequences. It is not clear, however, whether the Internal Revenue Service will limit the number of transfers between sub-accounts and/or the Fixed Account in an attempt to limit the Contract Owner's incidents of ownership in the assets used to support the Contract. See "Taxation of the Contracts--Special Rules for Annuities Used By Individuals or with Plans and Trusts not Qualifying Under the Code for Tax Benefited Treatment." The Company currently allows 12 free transfers per Contract Year prior to annuitization. Additional transfers are subject to a $10 charge per transfer. The Company reserves the right to impose a charge of $10 on each transfer in excess of four per year and to limit the number of transfers. Currently, after variable annuity payments have commenced, you may make one transfer per year without the consent of the Company, and the Fixed Account is not available under variable payment options. All transfers are subject to the requirement that the amount of Contract Value transferred be at least $25 (or, if less, the amount of Contract Value held in the sub-account from which the transfer is made) and that, after the transfer is effected, Contract Value be allocated among not more than ten accounts, including the Fixed Account. Transfers will be accomplished at the relative net asset values per share of the particular Eligible Funds next determined after the request is received by the Company's Designated Office. See "Requests and Elections" for information regarding transfers made by written request and by telephone.

  For special rules regarding transfers involving the Fixed Account, see "The Fixed Account." Transfers out of the Fixed Account are limited as to timing, frequency and amount.

Dollar Cost Averaging

  The Company offers an automated transfer privilege referred to here as dollar cost averaging. Under this feature you may request that a certain amount of your Contract Value be transferred on the same day each month, prior to annuitization, from any one account of your choice (excluding the Fixed Account) to one or more of the other accounts (excluding the Fixed Account) subject to the limitation that Contract Value may not be allocated to more than 10 accounts, including the Fixed Account, at any time. Currently, a minimum of $100 must be transferred to each account that you select under this feature. Transfers made under the dollar cost averaging program will not be counted against the twelve transfers per year which may be made free of charge. You may cancel your use of the dollar cost averaging program at any time prior to the monthly transfer date. (See Appendix A for more information about Dollar Cost Averaging.) Requests related to your use of the dollar cost averaging program should be sent to the Designated Office.

Surrenders

  Prior to annuitization, you may surrender the Contract for all or part of the Contract Value (reduced by the amount of any outstanding loan plus accrued interest.) (See "Loan Provision for Certain Tax Benefited Retirement Plans.") This right is subject to any restrictions on surrender under applicable laws relating to employee benefit plans or under the terms of the plans themselves. The election to surrender must be in a form conforming to the Company's administrative procedures and must be received at the Company's Designated Office prior to the earlier of the Maturity Date or the Annuitant's death. You may receive the proceeds in cash or apply them to an annuity payment option. If you wish to apply the proceeds to a payment option, you must so indicate in your surrender request; otherwise you will receive the proceeds in a lump sum and may be taxed on them as a full distribution. Payment of surrender proceeds normally will be made within 7 days, subject to the Company's right to suspend payments under certain circumstances. (See "Suspension of Payments.") The Federal tax laws impose penalties upon, and in some cases prohibit, certain premature distributions from the Contracts before or after the date on which annuity payments are to begin. (See "Federal Income Tax Status.") No surrender is permitted in connection with a Contract issued pursuant to the Optional Retirement Program of the University of Texas System prior to the plan participant's death, retirement, or termination of employment in all Texas public institutions of higher education.

  On receipt of an election to surrender, the Company will cancel the number of Accumulation Units necessary to equal the dollar amount of the surrender request. On a full surrender, any applicable Administration Contract Charge will be deducted from this amount. Any applicable Contingent Deferred Sales Charge also will be deducted from this amount on a full or partial surrender. Also, any applicable Contingent Deferred Sales Charge will be imposed upon the application of proceeds to an annuity payment option unless you elect (a) a variable life income option (payment options 2, 3 or 6 as described under "Annuity Options") or (b) for Contracts that have been in force at least five years, a fixed life income payment option (comparable to payment options 2, 3 or 6 as described under "Annuity Options" but on a fixed basis). (See "Administration Charges, Contingent Deferred Sales Charge and Other Deductions" and "Annuity Options."') A partial surrender will reduce the Contract Value in the sub-accounts in proportion to the amount of Contract Value in each sub-account, unless you request otherwise. Surrenders and related charges will be based on Accumulation Unit Values next determined after the election is received at the Company's Designated Office or, if surrender proceeds are to be applied to an annuity payment option, at such later date as may be specified in the request for surrender. After a partial surrender, the remaining Contract Value must be at least $500 (unless the Company consents to a lesser amount) or, if the Contract is subject to an outstanding loan, the remaining unloaned Contract Value must be at least 10% of the total Contract Value after the partial surrender or $500, whichever is greater (unless the Company consents to a lesser amount). If the requested partial surrender would not satisfy this requirement, at the Contract Owner's option either the amount of the partial surrender will be reduced or the transaction will be treated as a full surrender and any applicable Contingent Deferred Sales Charge will be deducted from the proceeds.

  Any surrender may result in adverse tax consequences. The Company currently waives the Contingent Deferred Sales Charge on distributions that are intended to satisfy required minimum distributions, calculated as if this Contract were the participant's only retirement plan asset. This waiver only applies if the required minimum distribution exceeds the free withdrawal amount and no previous surrenders were made during the Contract Year. You are advised to consult a qualified tax advisor as to the consequences of a distribution. (See "Federal Income Tax Status--Taxation of the Contracts.")

Systematic Withdrawals

  The Systematic Withdrawal feature available under the Contracts allows the Contract Owner to have a portion of the Contract Value withdrawn automatically at regularly scheduled intervals prior to annuitization. The application for the Systematic Withdrawal feature specifies the applicable terms and conditions of the program. Systematic Withdrawals are processed on the same day each month, depending on your election. If the New York Stock Exchange is closed on the day when the withdrawal is to be made, the withdrawal will be processed on the next business day. The Contingent Deferred Sales Charge will apply to amounts received under the Systematic Withdrawal program in the same manner as it applies to other partial surrenders and surrenders of Contract Value. (See "Contingent Deferred Sales Charge.") Of course, continuing to make purchase payments under the Contract while you are making Systematic Withdrawals means that you could incur any applicable Contingent Deferred Sales Charge on the withdrawals at the same time that you are making the new purchase payments. The Federal tax laws may include systematic withdrawals in the Contract Owner's gross income in the year in which the withdrawal amount is received and will impose a penalty of 10% on certain systematic withdrawals which are premature distributions.

Loan Provision for Certain Tax Benefited Retirement Plans

  Contract loans are available to participants under TSA Plans that are not subject to ERISA, to trustees of Qualified Plans and to fiduciaries of TSA Plans subject to ERISA in those states where the insurance department has approved the currently applicable Contract loan provision. (The Contracts are only available on a limited basis to plans qualified under Section 401(k) of the Code and are no longer being offered to TSA Plans subject to ERISA. See "Retirement Plans Offering Federal Tax Benefits.")

  The Department of Labor has issued regulations (the "ERISA regulations") governing plan participant loans under retirement plans subject to ERISA. Generally, the ERISA regulations will apply to retirement plans that qualify under Sections 401(a) and 401(k) of the Code and employer-sponsored TSA Plans (generally those to which employers make contributions not attributable to salary reduction agreements). You and your employer are responsible for determining whether your plan is subject to and complies with the ERISA regulations on participant plan loans.

  It is the responsibility of the trustee of a Qualified Plan or fiduciary of a TSA Plan subject to ERISA to ensure that the proceeds of a Contract loan are made available to a participant under a separate plan loan agreement, the terms of which comply with all the plan qualification requirements including the requirements of the ERISA regulations on plan loans. Therefore, the plan loan agreement may differ from the Contract loan provisions and, if you are a participant in a Qualified Plan or a TSA Plan subject to ERISA, you should consult with the fiduciary administering the plan loan program to determine your rights and obligations with respect to plan loans.

  The ERISA regulations contain requirements for plan loans relating to their maximum amount, availability, and other matters. Among the rules are the requirements that the loan bear a reasonable rate of interest, be adequately secured, provide a reasonable repayment schedule, and be made available on a basis that does not discriminate in favor of employees who are officers or shareholders or who are highly compensated. These regulations may change from time to time. Failure to comply with these requirements may result in penalties under the Code and under ERISA.

  One of the current requirements of the ERISA regulations is that the plan must charge a "commercially reasonable" rate of interest for plan loans. The Contract loan interest rate may not be considered "commercially reasonable" within the meaning of the ERISA regulations, and it is the responsibility of the plan fiduciary to charge the participant any additional interest under the plan loan agreement which may be necessary to make the overall rate charged comply with the regulation. The ERISA regulations also currently require that a loan be adequately secured, but provide that not more than 50% of the participant's vested account balance under the plan may be used as security for the loan. A Contract loan is secured by the portion of the Contract Value which is held in the Company's general account as a result of the loan. The plan fiduciary must ensure that the Contract Value held as security under the Contract, plus any additional portion of the participant's vested account balance which is used as security under the plan loan agreement, does not exceed 50% of the participant's total vested account balance under the plan.

  The amount of any loan may not exceed the maximum loan amount as determined under the Company's maximum loan formula. The effect of a loan on your Contract is that a portion of the Contract Value equal to the amount of the loan will be transferred to the Company's general account and will earn interest (which is credited to the Contract) at the effective rate of 4 1/2% per year. This earned interest will be credited to the Contract's sub-accounts (and, if available under your Contract, to the Fixed Account) annually in accordance with the allocation instructions in effect for purchase payments under your Contract on the date of the crediting. Interest charged on the loan will be 6 1/2% per year. Depending on the Company's interpretation of applicable law and on the Company's administrative procedures, the interest rates charged and earned on loaned amounts may be changed (for example, to provide for a variable interest rate) with respect to new loans made. The minimum loan amount is currently $500. Because the amount moved to the general account as a result of the loan does not participate in the Variable Account's investment experience, a Contract loan can have a permanent effect on the Contract Value and Death Proceeds.

  The Company will not permit more than one loan at a time on any Contract except where state regulators require otherwise. In addition, the maximum amount for a qualified loan is limited such that the amount of the loan, when added to the outstanding loan balance of all other loans, whenever made, from all other plans of the same employer, does not exceed $50,000 reduced by the excess of the highest outstanding balance of loans under such plans during the one-year period, ending on the day before the date on which the loan is made; over the outstanding balance of loans under such plans on the date the loan is made; or if less the greater of: (1) $10,000; or (2) 50% of the current value of your nonforfeitable, accrued benefits under the plan. Loans must be repaid within 5 years except for certain loans used for the purchase of a principal residence, which must be repaid within 20 years. Repayment of the principal amount and interest on the loan will be required in equal monthly installments by means of repayment procedures established by the Company. Contract loans are subject to applicable retirement program laws and their taxation is determined under the Code. Under current practice, if a Contract loan installment repayment is not made, the Company (unless restricted by law) may make a full or partial surrender of the Contract in the amount of the unpaid installment repayment on the Contract loan or, if there is a default on the Contract loan, in an amount equal to the outstanding loan balance (plus any applicable Contingent Deferred Sales Charge and $30 Administration Contract Charge in each case). (A default on the loan is defined in the loan application and includes, among other things, nonpayment of three consecutive or a total of five installment repayments, or surrender of the Contract.) For TSA Plans that are not subject to ERISA, the current actual distribution will be limited to pre-1989 money unless you are age 59 1/2 or otherwise comply with the legal requirements for permitted distributions under the TSA Contract. If these limitations do not apply (i.e. you are under the age of 59 1/2 or no pre-1989 money is in your Contract) the Company will report the amount of the unpaid installment repayment or default as a deemed distribution for tax purposes, but will postpone an actual distribution from the Contract until the earliest distribution date permitted under the law. An installment repayment of less than the amount billed will not be accepted. A full or partial surrender of the Contract to repay all or part of the loan may result in serious adverse tax consequences for the plan participant (including penalty taxes) and may adversely affect the qualification of the plan or Contract. The trustee of a Qualified Plan or a TSA Plan subject to ERISA will be responsible for reporting to the IRS and advising the participant of any tax consequences resulting from the reduction in the Contract Value caused by the surrender and for determining whether the surrender adversely affects the qualification of the plan. In the case of a TSA Plan not subject to ERISA, the Company will report the default to the IRS as a taxable distribution under the Contract.

  The Internal Revenue Service issued proposed regulations in December of 1997, which, if finalized in their present form, would require that if the repayment terms of a loan are not satisfied after the loan has been made due to a failure to make a loan repayment as scheduled, including any applicable grace period, the balance of the loan would be deemed to be distributed. If the loan is treated as a distribution under Code Section 72(p), the proposed regulations state that the amount so distributed is to be treated as a taxable distribution subject to the normal rules of Code Section 72, if the participant's interest in the plan includes after-tax contributions (or other tax basis). A deemed distribution would also be a distribution for purposes of the 10 percent tax in Code Section 72(t). However, a deemed distribution under
Section 72(p) would not be treated as an actual distribution for purposes of Code Section 401, the rollover and income averaging provisions of Section 402 and the distribution restrictions of Section 403(b).

  Partial surrenders will be restricted by the existence of a loan and, after any partial surrender, the remaining unloaned Contract Value must be at least 10% of the total Contract Value after the partial surrender or $500, whichever is greater (unless the Company consents to a lesser amount). If a partial surrender by the Company to enforce the loan repayment schedule would reduce the unloaned Contract Value below this amount, the Company reserves the right to surrender the entire Contract and apply the Contract Value to the Contingent Deferred Sales Charge, the $30 Administration Contract Charge and the amount owed to the Company under the loan. If at any time an excess Contract loan exists (that is, the Contract loan balance exceeds the Contract Value), the Company has the right to terminate the Contract.

  Unless you request otherwise, Contract loans will reduce the amount of the Contract Value in the accounts in proportion to the Contract Value then in each account. If any portion of the Contract loan was attributable to Contract Value in the Fixed Account, then an equal portion of each loan repayment will have to be allocated to the Fixed Account. (For example, if 50% of the loan was attributable to your Fixed Account Contract Value, then 50% of each loan repayment will be allocated to the Fixed Account). Unless you request otherwise, a repayment will be allocated to the sub-accounts in the same proportions to which the loan was attributable to the sub-accounts. (Under certain loans made prior to the date of this prospectus and loans made in South Carolina, repayments will be allocated, unless you request otherwise, according to the allocation instructions in effect for purchase payments under your Contract, pursuant to the terms of the applicable Contract loan endorsement.)

  The amount of the death proceeds, the amount payable upon surrender of the Contract and the amount applied on the Maturity Date to provide annuity payments will be reduced by the amount of any outstanding Contract loan plus accrued interest. In these circumstances, the amount of the outstanding contract loan plus accrued interest generally will be taxed as a taxable distribution.

  The tax and ERISA rules relating to participant loans under tax benefited retirement plans are complex and in some cases unclear, and they may vary depending on the individual circumstances of each loan. The Company strongly recommends that you, your employer and your plan fiduciary consult a qualified tax advisor regarding the currently applicable tax and ERISA rules before taking any action with respect to loans.

  The Company will provide further information regarding loans upon request.

Disability Benefit Rider

  A disability benefit rider may be purchased, provided that the Annuitant satisfies any applicable underwriting standards. This feature is available only if you are under age 60 when your Contract is issued and if you plan to make regular annual contributions to the Contract. If the Annuitant becomes totally disabled, the rider provides that the Company will make monthly purchase payments under the Contract, subject to the terms and conditions of the rider.

Suspension of Payments

  The Company reserves the right to suspend or postpone the payment of any amounts due under the Contract or transfers of Contract Values between sub-accounts when permitted under applicable Federal laws, rules and regulations. Current Federal law permits such suspension or postponement if:
(a) the New York Stock Exchange is closed (other than for customary weekend and holiday closings); (b) trading on the Exchange is restricted; (c) an emergency exists such that it is not reasonably practicable to dispose of securities held in the Variable Account or to determine the value of its assets; or (d) the Securities and Exchange Commission by order so permits for the protection of securities holders. Conditions described in (b) and (c) will be decided by or in accordance with rules of the Securities and Exchange Commission.

Ownership Rights

  During the Annuitant's lifetime, all rights under the Contract are vested solely in the Contract Owner unless otherwise provided. Such rights include the right to change the Beneficiary, to change the payment option, to assign the Contract (subject to the restrictions referred to below), and to exercise all other rights, benefits, options and privileges conferred by the Contract or allowed by the Company. Transfer of ownership of the Contract under an ERISA "Pension Plan" to a non-spousal beneficiary may require spousal consent.

  Qualified Plans and certain TSA Plans with sufficient employer involvement are deemed to be "Pension Plans" under ERISA and may, therefore, be subject to rules under the Retirement Equity Act of 1984. These rules require that benefits from annuity contracts purchased by a Pension Plan and distributed to or owned by a participant be provided in accordance with certain spousal consent, present value and other requirements which are not enumerated in the Contract. Thus, the tax consequences of the purchase of the Contracts by Pension Plans should be considered carefully.

  Those Contracts offered by the prospectus which are designed to qualify for the favorable tax treatment described below under "Federal Income Tax Status" contain restrictions on transfer or assignment, reflecting requirements of the Code which must be satisfied in order to assure continued eligibility for such tax treatment. In accordance with such requirements, ownership of such a Contract may not be changed and the Contract may not be sold, assigned or pledged as collateral for a loan or for any other purpose except under certain limited circumstances. A Contract Owner contemplating a sale, assignment or pledge of the Contract should carefully review its provisions and consult a qualified tax advisor.

  If Contracts offered by this prospectus are used in connection with deferred compensation plans or retirement plans not qualifying for favorable Federal tax treatment, such plans may also restrict the exercise of rights by the Contract Owner. A Contract Owner should review the provisions of any such plan.

Requests and Elections

  Requests for transfers or reallocation of future purchase payments may be made by telephone or written request (which may be telecopied) to the Company at its Designated Office. Written requests for such transfers or changes of allocation must be in a form acceptable to the Company. To request a transfer or change of allocation by telephone, please contact your registered representative, or contact the Company's Designated Office at 1-800-435-4117 between the hours of 9:00 a.m. and 4:00 p.m., Eastern Time. Requests for transfer or reallocation by telephone will be automatically permitted. The Company (or any servicer acting on its behalf) will use reasonable procedures such as requiring certain identifying information from the caller, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone are genuine. Any telephone instructions reasonably believed by the Company (or any servicer acting on its behalf) to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If the Company (or any servicer acting on its behalf) does not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, it may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under a Contract must be in writing signed by the proper party, must include any necessary documentation and must be received at the Company's Designated Office to be effective. If acceptable to the Company, requests or elections relating to Beneficiaries and ownership will take effect as of the date signed unless the Company has already acted in reliance on the prior status. The Company is not responsible for the validity of any written request or election.

Ten Day Right to Review

  Within 10 days (or more where required by applicable state insurance law) of your receipt of an issued Contract you may return it to the Company at its Designated Office for cancellation. Upon cancellation of the Contract, the Company will refund all your purchase payments. If required by the insurance law or regulations of the state in which your Contract is issued, however, the Company will return to you an amount equal to the sum of (1) any difference between the purchase payments made and the amounts allocated to the Variable Account and (2) the Contract Value.

                      ADMINISTRATION CHARGES, CONTINGENT
                  DEFERRED SALES CHARGE AND OTHER DEDUCTIONS

  The Company deducts various charges from Contract Value for the services provided, expenses incurred and risks assumed in connection with the Contracts. For example, the Company incurs costs and expenses in connection with issuing Contracts, maintaining Contract Owner records and providing accounting, valuation, regulatory and reporting services. The Company also incurs costs and expenses associated with the marketing, sale and distribution of the Contracts. In addition, the Company assumes mortality and expense risks under the Contracts. In particular, the Company guarantees that the dollar amount of the Administration Contract Charge and the amount of the Administration Asset Charge as a percentage of Contract Value will not increase over the life of a Contract, regardless of the actual expenses. Also, the Company guarantees that, although annuity payments will vary according to the performance of the investments you select, annuity payments will not be affected by the mortality experience (death rate) of persons receiving such payments or of the general population. The Company assumes this mortality risk by virtue of annuity rates in the Contract that cannot be changed. The Company also assumes the risk of making a minimum death benefit payment if the Contract Owner (or, if applicable, the Annuitant) dies prior to annuitization. (See "Payment on Death Prior to Annuitization.") The amount and manner of deduction of Contract charges is described below. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. For example, the Contingent Deferred Sales Charge may not fully cover all of the sales and distribution expenses actually incurred by the Company, and proceeds from other charges, including the mortality and expense risk charge, may be used in part to cover such expenses.

Administration Charges

  The Company deducts two Administration Charges equal, on an annual basis, to $30 per Contract plus .40% of the daily net assets of each sub-account. The Administration Charges will be deducted from each sub-account in the ratio of your interest therein to your total Contract Value. In addition, the Company charges a transfer fee for certain transfers of Contract Value between accounts, as described below.

  The annual $30 Administration Contract Charge is deducted from the Contract Value on each Contract anniversary for the prior Contract Year and will be deducted on a pro rata basis at annuitization or at the time of a full surrender if the annuitization or surrender occurs on a date other than a Contract anniversary. The charge is not imposed after annuitization. In those instances in which two Contracts are issued to permit the funding of a spousal IRA, the Administration Contract Charge will be imposed only on the Contract to which the larger purchase payments have been allocated in the Contract application.

  The Administration Asset Charge is equal to an annual rate of .40% of net assets and is computed and deducted on a daily basis from each sub-account. As a percentage of net assets, this charge will not increase over the life of a Contract, but the total dollar amount of the charge will vary depending on the level of net assets. The Administration Asset Charge will continue to be assessed after annuitization if annuity payments are made on a variable basis.

  Prior to annuitization, the Company currently imposes a transfer fee of $10 for each transfer of Contract Value in excess of 12 per Contract Year. The Company reserves the right to impose a transfer fee of $10 on each transfer in excess of 4 per Contract Year and to limit the number of transfers.

Mortality and Expense Risk Charge

  The Company deducts a Mortality and Expense Risk Charge from the Variable Account. This Charge is computed and deducted on a daily basis from the assets in each sub-account attributable to the Contracts. The charge is at an annual rate of .95% of the daily net assets of each such sub-account, of which .60% represents a mortality risk charge and .35% represents an expense risk charge. The Mortality and Expense Risk Charge as a percentage of Contract Value will not increase over the life of a Contract. The Mortality and Expense Risk Charge will continue to be assessed after annuitization if annuity payments are made on a variable basis. (See "Annuity Payments.")

Contingent Deferred Sales Charge

  The Company does not make any deductions for sales expenses from purchase payments at the time of purchase. The Contingent Deferred Sales Charge, when applicable, is intended to assist the Company in covering its expenses relating to the sale of the Contracts, including commissions, preparation of sales literature and other promotional activity.

  No Contingent Deferred Sales Charge will apply after a Contract reaches its Maturity Date. You select a Maturity Date when applying for your Contract. The Maturity Date selected must be at least 10 years after issue of the Contract. Under current rules, the Company may consent to issue a Contract with a Maturity Date less than 10 years after issue, provided that the Contract Owner is an employer-sponsored pension plan through which Contracts were purchased prior to May 1, 1994. (See "Election of Annuity" for more information.) A Contingent Deferred Sales Charge will be imposed in the event of certain partial and full surrenders and applications of proceeds to certain payment options prior to the Maturity Date. Up to 10% of the Contract Value on the date of surrender may be surrendered without charge in any one Contract Year. If there is more than one partial surrender in a Contract Year, the amount that may be surrendered without charge is 10% of the Contract Value on the date of the first partial surrender during such year. No charge will be imposed for payments made upon death or application of proceeds to variable life income payment options (payment options 2, 3 or 6 as described under "Annuity Options" below) prior to the Maturity Date. If the Contract has been in force for five years, no charge will be applied upon the election of a fixed life income payment option (comparable to payment options 2, 3 or 6 as described under "Annuity Options" below but on a fixed basis). The Contingent Deferred Sales Charge will be applied upon the election of other forms of payment prior to the Maturity Date. Any such election will be treated as a full surrender for purposes of calculating the applicable Contingent Deferred Sales Charge. The Contingent Deferred Sales Charge applied will equal the following amounts if the transaction occurs in the years indicated:

                    Percentage of Contract Value Withdrawn
             (after free withdrawal of 10% of the Contract Value)

                          Contract Year
       ---------------------------------------------------------------
        1     2    3    4    5    6    7    8    9   10   11 and After
       ---   ---  ---  ---  ---  ---  ---  ---  ---  ---  ------------
       6.5%  6.0% 5.5% 5.0% 4.5% 4.0% 3.5% 3.0% 2.0% 1.0%      0%

  In cases where the Company has consented to issue a Contract with less than 10 years to the Maturity Date, the Contingent Deferred Sales Charge will be calculated as though the year of the Maturity Date is the tenth Contract Year (and the preceding Contract Year is the ninth year, and so forth) resulting in a lower percentage charge for each Contract Year shown in the table above.

  In no event will the total Contingent Deferred Sales Charge exceed 8% of the first $50,000 of purchase payments made under the Contract and 6.5% of the amount of purchase payments in excess of $50,000. (For

Contracts issued on individuals age 50 or above to employer-sponsored pension plans through which contracts were purchased prior to May 1, 1994, a different Contingent Deferred Sales Charge scale may apply. The applicable scale is indicated on the schedule page of the Contract.)

  The following example illustrates the circumstances under which the maximum sales load would apply. It is hypothetical only and is not intended to suggest that these performance results would necessarily be achieved. For historical performance results see the tables starting on page II-4 of the Statement of Additional Information.

EXAMPLE: Assume that you purchased a Contract with a $10,000 single purchase payment and that you surrendered the Contract during the second Contract Year when the Contract Value had grown to $15,000.

     Using the Contingent Deferred Sales Charge schedule in the chart above, the Contingent Deferred Sales Charge would be: 6% X (90% of $15,000), or $810. However, because this is larger than the maximum allowable charge (8% of the $10,000 purchase payment), your actual Contingent Deferred Sales Charge would be only $800.

  The Company currently waives the Contingent Deferred Sales Charge on distributions that are intended to satisfy minimum distributions, as required by tax law, calculated as if this Contract were the participant's only retirement plan asset. This waiver only applies if the required minimum distribution exceeds the free withdrawal amount and no previous surrenders were made during the Contract Year. (See "Federal Income Tax Status--Taxation of the Contracts.")

  In the case of a partial surrender, the Contingent Deferred Sales Charge is deducted from the Contract Value remaining after the Contract Owner has received the amount requested and is a percentage of the total amount withdrawn. For example, if you requested a partial surrender of $100 (after previously surrendering 10% of the Contract Value free of charge in that Contract Year) and the applicable Contingent Deferred Sales Charge was 5%, the total amount of Contract Value withdrawn in that transaction would be $105.26. After giving effect to a partial surrender, including deduction of the Contingent Deferred Sales Charge, the remaining Contract Value must be at least $500 (unless the Company consents to a lesser amount) or, if the Contract is subject to an outstanding loan, the remaining unloaned Contract Value must be at least 10% of the total Contract Value after the partial surrender or $500, whichever is greater (unless the Company consents to a lesser amount). If the requested partial surrender would not satisfy this requirement, at the Contract Owner's option either the amount of the partial surrender will be reduced or the transaction will be treated as a full surrender and the Contingent Deferred Sales Charge deducted from the proceeds. The Contingent Deferred Sales Charge is deducted from the sub-accounts in the same proportion as the Contract Value that you requested to be surrendered.

  The Contingent Deferred Sales Charge will be waived in connection with an exchange by a Contract Owner of one Zenith Accumulator Contract for another Zenith Accumulator Contract.

Premium Tax Charges

  Various states impose a premium tax on annuity purchase payments received by insurance companies. The Company may deduct these taxes from purchase payments and currently does so for Contracts subject to the insurance tax law of South Dakota. Certain states may require the Company to pay the premium tax at annuitization rather than when purchase payments are received. In those states the Company may deduct the premium tax, calculated as a percentage of Contract Value, on the date when annuity payments are to begin. Deductions for state premium tax charges currently range from 1/2% to 2.00% of the Contract Value or purchase payment for Contracts used with retirement plans qualifying for tax benefited treatment under the Code and from 1.00% to 3.50% of the Contract Value or purchase payment for all other Contracts. The Company may in the future deduct premium taxes under Contracts subject to the insurance tax laws of other states, or the applicable premium tax rates may change. See Appendix B for a list of premium tax rates paid by the Company.

  Surrender of a Contract may result in a credit against the premium tax liability of the Company in certain States. In such event, the surrender proceeds will be increased by the amount of such tax credit.

  Premium tax rates are subject to being changed by law, administrative interpretations or court decisions. Premium tax amounts will depend on, among other things, the state of residence of the Annuitant and the insurance tax law of the state.

Other Expenses

  A deduction for an investment advisory fee is made from, and certain other expenses are paid out of, the assets of each Eligible Fund. (See "Expense Table.") The prospectuses and Statements of Additional Information of the Eligible Funds describe these deductions and expenses.

Charges Under Contracts Purchased by Exchanging a Fund I or Preference
Contract

  If a Contract is purchased by exchanging a variable annuity contract issued by New England Variable Annuity Fund I (a "Fund I contract") or New England Retirement Investment Account (a "Preference contract"), the sales charges will be calculated as described below. There will be no Contingent Deferred Sales Charge on the transfer of assets from a Fund I or Preference contract to a Zenith Accumulator Contract.

  A Contract issued in exchange for a Fund I contract will have no Contingent Deferred Sales Charge. No further purchase payments will be permitted to be made under a Contract purchased by exchanging a Fund I contract. If you purchase a Contract by exchanging a Fund I contract and you also hold or acquire another Zenith Accumulator Contract, the $30 Administration Contract Charge will only be imposed on one of the Contracts. Total asset-based charges (including the investment advisory fee) under Fund I contracts currently equal approximately 1.35%.

  A Contract issued in exchange for a Preference contract will have no Contingent Deferred Sales Charge. Although Preference contracts were originally issued subject to a contingent deferred sales charge, there are no longer any Preference contracts subject to such a charge. Preference contracts have asset-based charges of 1.25% for mortality and expense risks, but do not have an asset-based administration charge. Preference contracts impose a $30 annual administration charge.

  If you are contemplating an exchange of a Fund I or Preference contract for a Zenith Accumulator Contract, you should compare the charges deducted under your existing contract and under the Zenith Accumulator Contract for mortality and expense risk charges, administrative charges and investment advisory fees.

                               ANNUITY PAYMENTS

Election of Annuity

  When applying for a Contract, you select the Maturity Date and an annuity payment option. The Maturity Date selected must be at least 10 years after issue of the Contract. Under current rules, the Company may consent to issue a Contract with a Maturity Date less than 10 years after issue, provided that the Contract Owner is an employer-sponsored pension plan through which Contracts were purchased prior to May 1, 1994. Such Contracts are only available, however, to Annuitants who are age 50 or over at the time of issue. In addition, the applications for such Contracts must satisfy the Company's suitability guidelines and, in the case of Annuitants between the ages of 50 and 58 1/2 at the time of issue, the Maturity Date must be no earlier than the date at which the Annuitant would reach age 59 1/2. Once a Maturity Date is selected, you cannot change it to an earlier date. However, you may surrender the Contract at any time before the Maturity Date and apply the surrender proceeds to an annuity payment option. At any time before the Maturity Date, you may elect to defer the Maturity Date, but you must obtain Company consent to defer if on the later Maturity Date the age of the Annuitant at his or her nearest birthday would be more than seventy-five. You may change the annuity payment option at any time prior to the Maturity

Date. You may elect to have annuity payments under a Contract made on a variable basis or on a fixed basis, or you may designate a portion to be paid on a variable basis and a portion on a fixed basis. If you select payments on a fixed basis, the amount of Contract Value applied to the fixed payment option (net of any applicable charges described under "Administration Charges, Contingent Deferred Sales Charge and Other Deductions") will be transferred to the general account of the Company, and the annuity payments will be fixed in amount and duration by the annuity payment option selected, the age of the Payee and, for Contracts issued in New York or Oregon for use in situations not involving an employer-sponsored plan, by the sex of the Payee. (See "Amount of Variable Annuity Payments.")

  Requests to defer the Maturity Date, change payment options or make other elections relating to annuity payments should be sent to the Designated Office. Contracts acquired by retirement plans qualifying for tax benefited treatment may be subject to various requirements concerning the time by which benefit payments must commence, the period over which such payments may be made, the annuity payment options that may be selected, and the minimum annual amounts of such payments. Penalty taxes or other adverse tax consequences may occur upon failure to meet such requirements.

Annuity Options

  Prior to annuitization, you may elect, subject to any applicable restrictions of Federal tax law, to have payments made under any of the annuity payment options provided in the Contract. Any such election depends upon written notice to (and, for variable annuity payment options to begin during the first Contract Year, consent of) the Company. Requests relating to annuity payment options should be sent to the Designated Office. In the event of your death, without having made an election of an annuity payment option, the beneficiary can elect any of the available options listed below, subject to applicable Federal tax law restrictions. Payments will begin on the Maturity Date, as stated in your application or as subsequently deferred, or, in the case of a full surrender as otherwise specified. Pursuant to your election, the Company shall apply all or any part designated by you of the value of your Contract, less any applicable Contingent Deferred Sales Charge and Administration Contract Charge, to any one of the annuity payment options described below.

  Prior to annuitization (but only if the Annuitant is living), you may elect to apply all or any part of the Death Proceeds under any one of the annuity payment options listed below or in any other manner agreeable to the Company.

  The total amount of the Contract Value or Death Proceeds which may be applied to provide annuity payments will be reduced by any applicable charges and by the amount of any outstanding loan plus accrued interest. (See "Loan Provision for Certain Tax Benefited Retirement Plans.")

  The Contract provides for the variable annuity payment options listed below.*

    First Option: Variable Income for a Specified Number of Years.** The Company will make variable monthly payments for the number of years elected, which may not be more than 30 except with the consent of the Company. THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.

    Second Option: Variable Life Income. The Company will make variable monthly payments which will continue: while the Payee is living***; while the Payee is living but for at least ten years; or while the Payee is living but for at least twenty years. (The latter two alternatives are referred to as Variable Life Income with Period Certain Option.)
--------
* Your Contract lists a fourth and fifth option . . . however, due to tax law considerations, these options are not available on a fixed or variable basis.
** Application of proceeds under this option upon surrender will result in the imposition of any applicable charge described under "Contingent Deferred Sales Charge."
*** IT IS POSSIBLE UNDER THIS OPTION TO RECEIVE ONLY ONE VARIABLE ANNUITY
    PAYMENT IF THE PAYEE DIES (OR PAYEES DIE) BEFORE THE DUE DATE OF THE SECOND PAYMENT OR TO RECEIVE ONLY TWO VARIABLE ANNUITY PAYMENTS IF THE PAYEE DIES (OR PAYEES DIE) BEFORE THE DUE DATE OF THE THIRD PAYMENT, AND SO ON.

    Third Option: Variable Life Income, Installment Refund. The Company will make variable monthly payments during the life of the Payee but for a period at least as long as the nearest whole number of months calculated by dividing the amount applied to this Option by the amount of the first monthly payment.

    Sixth Option: Variable Life Income for Two Lives. The Company will make variable monthly payments which will continue: while either of two Payees is living (Joint and Survivor Variable Life Income)***, while either of two Payees is living but for at least 10 years (Joint and Survivor Variable Life Income, 10 Years Certain); while two Payees are living, and, after the death of one while the other is still living, two-thirds to the survivor (Joint and 2/3 to Survivor Variable Life Income).*** THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.
--------
*** IT IS POSSIBLE UNDER THIS OPTION TO RECEIVE ONLY ONE VARIABLE ANNUITY
    PAYMENT IF THE PAYEE DIES (OR PAYEES DIE) BEFORE THE DUE DATE OF THE SECOND PAYMENT OR TO RECEIVE ONLY TWO VARIABLE ANNUITY PAYMENTS IF THE PAYEE DIES (OR PAYEES DIE) BEFORE THE DUE DATE OF THE THIRD PAYMENT, AND SO ON.

  Comparable fixed payment options are also available for all of the options described above. In addition, other annuity payment options (including other periods certain) may be available from time to time, and you should consult the Company as to their availability. If you do not elect an annuity payment option by the Maturity Date, variable payments under the Contract will be made while the Payee is living but for at least ten years. (This is the Second
Option: Variable Life Income with Period Certain.) If installments under an annuity payment option are less than $20, the Company can change the payment intervals to 3, 6 or 12 months in order to increase each payment to at least $20.

  The Payee under the first, second and sixth variable payment option may withdraw the commuted value of the period certain portions of the payments. The commuted value of such payments is calculated based on the assumed interest rate under the Contract. The life income portion of the payment option cannot be commuted, and variable annuity payments based on that portion will resume at the expiration of the period certain if the Annuitant is alive at that time. (See "Amount of Variable Annuity Payments.") In addition, after the death of the Payee under the first, second or third variable payment option or the surviving Payee under the sixth variable payment option, a Payee named to receive any unpaid payments certain may withdraw the commuted value of the payments certain.

  The availability of certain annuity payment options may be restricted on account of Company policy and Federal tax law, which among other things, may restrict payment to the life expectancy of the payee.

  The Company continues to assess the Mortality and Expense Risk Charge after the Maturity Date if annuity payments are made under any variable annuity payment option, including an option not involving a life contingency and under which the Company bears no mortality risk.

                      AMOUNT OF VARIABLE ANNUITY PAYMENTS

  At the Maturity Date (or any other application of proceeds to a payment option), the Contract Value (reduced by any applicable charges and by any outstanding loan plus accrued interest) is applied toward the purchase of monthly annuity payments. The amount of monthly variable payments will be determined on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the Payee's age, (ii) the assumed interest rate selected, (iii) the type of payment option selected, and (iv) the investment performance of the Eligible Funds selected. (The Fixed Account is not available under variable payment options.)

  The annuity purchase rates are used to calculate the basic payment level purchased by the Contract Value. These rates vary according to the age of the Payee. The higher the Payee's age at annuitization, the greater the basic payment level under options involving life contingencies, because the Payee's life expectancy and thus the period of anticipated income payments will be shorter. With respect to Contracts issued in New York or Oregon for use in situations not involving an employer-sponsored plan, purchase rates used to calculate the basic payment level will also reflect the sex of the Payee. Under such Contracts, a given Contract Value will produce a higher basic payment level for a male Payee than for a female Payee, reflecting the greater life expectancy of the female Payee. If the Contract Owner has selected an annuity payment option that provides for a refund at death of the Payee or that guarantees that payments will be made for the balance of a period of a certain number of years after the death of the Payee, the Contract Value will purchase lower monthly benefits.

  The dollar amount of the initial variable annuity payment will be at the basic payment level. The assumed interest rate under the Contract will affect both this basic payment level and the amount by which subsequent payments increase or decrease. Each payment after the first will vary with the difference between the net investment performance of the sub-accounts selected and the assumed interest rate under the Contract. If the actual net investment rate exceeds the assumed interest rate, the dollar amount of the annuity payments will increase. Conversely, if the actual rate is less than the assumed interest rate, the dollar amount of the annuity payments will decrease. If actual investment performance is equal to the assumed interest rate, the monthly payments will remain level.

  Unless otherwise provided, the assumed interest rate will be at an annual rate of 3.5%. You may select as an alternative an annual assumed interest rate of 0% or, if allowed by applicable law or regulation, 5%. A higher assumed interest rate will produce a higher first payment, a more slowly rising series of subsequent payments when the actual net investment performance exceeds the assumed interest rate, and a more rapid drop in subsequent payments when the actual net investment performance is less than the assumed interest rate.

  You may, even after variable annuity payments have commenced, direct that all or a portion of your investment in one sub-account be transferred to another sub-account of the Variable Account in the manner provided under "Transfer Privilege."

Minimum Annuity Payments

  Annuity payments will be made monthly. But if any payment would be less than $20, the Company may change the frequency so that payments are at least $20 each.

Proof of Age, Sex and Survival

  The Company may require proof of age, sex (if applicable) and survival of any person upon the continuation of whose life annuity payments depend.

  The foregoing descriptions are qualified in their entirety by reference to the Statement of Additional Information and to the Contract, which contains detailed information about the various forms of annuity payment options available, and other matters also of importance.

                RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS

  The Federal tax laws provide for a variety of retirement plans offering tax benefits. These plans, which may be funded through the purchase of the individual variable annuity contracts offered in this prospectus, include:

    1. Plans qualified under Section 401(a), 401(k), or 403(a) of the Code ("Qualified Plans") (At this time, the Contracts are only available on a limited basis to plans qualified under Section 401(k). Contracts are not being offered to 401(k) plans unless such plans already own Contracts on participants.);

    2. Annuity purchase plans adopted by public school systems and certain tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") which are funded solely by salary reduction contributions and which are not otherwise subject to ERISA. (The Contracts are no longer being offered through TSA Plans that are subject to ERISA.);

    3. Individual retirement accounts adopted by or on behalf of individuals pursuant to Section 408(a) of the Code and individual retirement annuities purchased pursuant to Section 408(b) of the Code (both of which may be referred to as "IRAs"), including simplified employee pension plans, which are specialized IRAs that meet the requirements of Section 408(k) of the Code ("SEPs");

    4. Roth Individual Retirement Accounts under Section 408A of the Code ("Roth IRAs"). (The Company intends to make Roth IRAs available under this Contract only if you have an existing IRA.)

    5. Eligible deferred compensation plans (within the meaning of Section 457 of the Code) for employees of state and local governments and tax-exempt organizations ("Section 457 Plans"); and

    6. Governmental plans (within the meaning of Section 414(d) of the Code) for governmental employees, including Federal employees ("Governmental Plans").

  An investor should consult a qualified tax or other advisor as to the suitability of a Contract as a funding vehicle for retirement plans qualifying for tax benefited treatment, as to the rules underlying such plans and as to the state and Federal tax aspects of such plans. At this time, the Contracts are not being offered to plans qualified under Section 401(k) of the Code unless such plans already own Contracts on participants, and are no longer being offered through TSA Plans that are subject to ERISA. The Company will not provide all the administrative support appropriate for 401(k) plans or TSA Plans subject to ERISA. Accordingly, the Contract should not be purchased for use with such plans.

  A summary of the Federal tax laws regarding contributions to, and distributions from, the above tax benefited retirement plans may be found below under the heading "Special Rules for Annuities Purchased for Annuitants Under Retirement Plans Qualifying for Tax Benefited Treatment." It should be understood that should a tax benefited retirement plan lose its qualification for tax-exempt status, employees will lose some of the tax benefits described herein.

  In the case of certain TSA Plans under Section 403(b)(1) of the Code, IRAs purchased under Section 408(b) of the Code and Roth IRAs under Section 408A of the Code, the individual variable annuity contracts offered in this prospectus comprise the retirement "plan" itself. These Contracts will be endorsed, if necessary, to comply with Federal and state legislation governing such plans, and such endorsements may alter certain Contract provisions described in this prospectus. Refer to the Contracts and any endorsements for more complete information.

                           FEDERAL INCOME TAX STATUS

  The following discussion is intended as a general description of the Federal income tax aspects of the Contracts. It is not intended as tax advice. For more complete information, you should consult a qualified tax advisor.

Tax Status of the Company and the Variable Account

  The Company is taxed as a life insurance company under the Code. The Variable Account and its operations are part of the Company's total operations and are not taxed separately. Under current law no taxes are payable by the Company on the investment income and capital gains of the Variable Account. Such income and gains will be retained in the Variable Account and will not be taxable until received by the Annuitant or the Beneficiary in the form of annuity payments or other distributions.

  The Contracts provide that the Company may make a charge against the assets of the Variable Account as a reserve for taxes which may relate to the operations of the Variable Account.

Taxation of the Contracts

  The variable annuity contracts described in this prospectus are considered annuity contracts the taxation of which is governed by the provisions of
Section 72 of the Code. As a general proposition, Section 72 provides that

Contract Owners are not subject to current taxation on increases in the value of the Contracts resulting from earnings or gains on the underlying mutual fund shares until they are received by the Annuitant or Beneficiary in the form of distributions or annuity payments. (Exceptions to this rule are discussed below under "Special Rules for Annuities Used by Individuals or with Plans and Trusts Not Qualifying Under the Code for Tax Benefited Treatment.")

  Under the general rule of Section 72, to the extent there is an "investment" in the Contract, a portion of each annuity payment is excluded from gross income as a return of such investment. The balance of each annuity payment is includible in gross income and taxable as ordinary income. In general, earnings on all contributions to the Contract and contributions made to a Contract which are deductible by the contributor will not constitute an "investment" in the Contract under Section 72.

(a) Special Rules for Annuities Purchased for Annuitants Under Retirement Plans Qualifying for Tax Benefited Treatment

  Set forth below is a summary of the Federal tax laws applicable to contributions to, and distributions from, retirement plans that qualify for Federal tax benefits. Such plans are defined above under the heading "Retirement Plans Offering Federal Tax Benefits." You should understand that the following summary does not include everything you need to know regarding such tax laws.

  The Code provisions and the rules and regulations thereunder regarding retirement trusts and plans, the documents which must be prepared and executed and the requirements which must be met to obtain favorable tax treatment for them are very complex. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. An Owner's rights under this Contract may be limited by the terms of the retirement plan with which it is used. A person contemplating the purchase of a Contract for use with a retirement plan qualifying for tax benefited treatment under the Code should consult a qualified tax advisor as to all applicable Federal and state tax aspects of the Contracts and, if applicable, as to the suitability of the Contracts as investments under ERISA.

(i) Plan Contribution Limitations

  Statutory limitations on contributions to retirement plans that qualify for federal tax benefits may limit the amount of money that may be contributed to the Contract in any Contract Year. Any purchase payments attributable to such contributions may be tax deductible to the employer and are not currently taxable to the Annuitants for whom the Contracts are purchased. The contributions to the Contract and any increase in Contract Value attributable to such contributions are not subject to taxation until payments from the Contract are made to the Annuitant or his/her Beneficiaries.

TSA Plans

  Purchase payments attributable to TSA Plans are not includible within the Annuitant's income to the extent such purchase payments do not exceed certain statutory limitations, including the "exclusion allowance." The exclusion allowance is a calculation which takes into consideration the Annuitant's includible compensation, number of years of service, and prior years of contributions. For more information, the Annuitant should obtain a copy of IRS Publication 571 on TSA Programs for Employees of Public Schools and Certain Tax Exempt Organizations which will better assist the Annuitant in calculating the exclusion allowance and other limitations to which he or she may be subject for any given tax year. Any purchase payments attributable to permissible contributions under Code Section 403(b) (and earnings thereon) are not taxable to the Annuitant until amounts are distributed from the Contract. However, these payments may be subject to FICA (Social Security) and Medicare taxes.

IRAs, SEPs, SARSEPs

  The maximum tax deductible purchase payment which may be contributed each year to an IRA is the lesser of $2,000 or 100 percent of includible compensation if the taxpayer is not covered under an employer plan. A spousal IRA is available if the taxpayer and spouse file a joint return and the spouse is not yet age 70 1/2. The maximum tax deductible purchase payment which a taxpayer may make to a spousal IRA is $2,000. If covered under an employer plan, taxpayers are permitted to make deductible purchase payments; however, for 1999, the deductions are phased out and eventually eliminated, on a pro rata basis, for adjusted gross income between $31,000 and $41,000 for an individual, between $51,000 and $61,000 for the covered spouse of a married couple filing jointly, between $150,000 and $160,000 for the non-covered spouse of a married couple filing jointly, and between $0 and $10,000 for a married person filing separately. A taxpayer may also make nondeductible purchase payments. However, the total of deductible and nondeductible purchase payments may not exceed the limits described above for deductible payments. An IRA is also the vehicle that receives contributions to SEPs. Maximum contributions (including elective deferrals) to SEPs are currently limited to the lesser of 15% of compensation (generally up to $160,000 for 1999) or $30,000. For more information concerning the contributions to IRAs and SEPs, you should obtain a copy of IRS Publication 590 on Individual Retirement Accounts. In addition to the above, an individual may make a "rollover" contribution into an IRA with the proceeds of certain distributions (as defined in the Code) from a Qualified Plan.

Roth IRAs

  The Company intends to make a Roth IRA available under this Contract, subject to the following limitations.

  Eligible individuals can contribute to a Roth IRA. Contributions to a Roth IRA are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply. The maximum purchase payment which may be contributed each year to a Roth IRA is the lesser of $2,000 or 100 percent of includible compensation. A spousal Roth IRA is available if the taxpayer and spouse file a joint return. The maximum purchase payment that a taxpayer may make to a spousal Roth IRA is $2,000. Except in the case of a rollover or a transfer, no more than $2,000 can be contributed in aggregate to all IRAs and Roth IRAs of either spouse during any tax year. The Roth IRA contribution may be limited to less than $2,000 depending on the taxpayer's adjusted gross income ("AGI"). The maximum contribution begins to phase out if the taxpayer is single and the taxpayer's AGI is more than $95,000 or if the taxpayer is married and files a joint tax return and the taxpayer's AGI is more than $150,000. The taxpayer may not contribute to a Roth IRA if the taxpayer's AGI is over $110,000 (if the taxpayer is single), $160,000 (if the taxpayer is married and files a joint tax return), or $10,000 (if the taxpayer is married and files separate tax returns). You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. To use the Contract in connection with a Roth IRA, you must have an existing Contract that was issued in connection with an IRA.

Section 457 Plans

  Generally, under a Section 457 Plan, an employee or executive may defer income under a written agreement in an amount equal to the lesser of 33 1/3% of includible compensation or $8,000. The amounts so deferred (including earnings thereon) by an employee or executive electing to contribute to a
Section 457 Plan are includible in gross income only in the tax year in which such amounts are paid or made available to that employee or executive or his/her Beneficiary. With respect to a Section 457 Plan for a nonprofit organization other than a governmental entity, (i) once contributed to the plan, any Contracts purchased with employee contributions remain the sole property of the employer and may be subject to the general creditors of the employer and (ii) the employer retains all ownership rights to the Contract including voting and redemption rights which may accrue to the Contract(s) issued under the plan. The plans may permit participants to specify the form of investment for their deferred compensation account. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 Plan obligations.

Qualified Plans

  Code section 401(a) permits employers to establish various types of retirement plans for employees and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments.

(ii) Distributions from the Contract

Mandatory Withholding on Certain Distributions

  Distributions called "eligible rollover distributions" from Qualified Plans and from many TSA Plans are subject to mandatory withholding by the plan or payor at the rate of 20%. An eligible rollover distribution is the taxable portion of any distribution from a Qualified Plan or a TSA Plan, except for certain distributions such as distributions required by the Code or in a specified annuity form. After December 31, 1999 permissible hardship withdrawals from TSA and 401(k) plans will no longer be treated as an "eligible rollover distribution." Withholding can be avoided by arranging a direct transfer of the eligible rollover distribution to a Qualified Plan, TSA or IRA.

Qualified Plans, TSA Plans, IRAs, Roth IRAs, SEPs, Salary Reduction Simplified Employee Pension Plans ("SARSEPs") and Governmental Plans

  Payments made from the Contracts held under a Qualified Plan, TSA Plan, IRA, SEP, SARSEP or Governmental Plan are taxable under Section 72 of the Code as ordinary income, in the year of receipt. Any amount received in surrender of all or part of the Contract Value prior to annuitization will, subject to restrictions and penalties discussed below, also be included in income in the year of receipt. If there is any "investment in the Contract," a portion of each amount received is excluded from gross income as a return of such investment. Distributions or withdrawals prior to age 59 1/2 may be subject to a penalty tax of 10% of the amount includible in income. This penalty tax does not apply: (i) to distributions of excess contributions or deferrals; (ii) to distributions made on account of the Annuitant's death, retirement, disability or early retirement at or after age 55; (iii) when distribution from the Contract is in the form of an annuity over the life or life expectancy of the Annuitant (or joint lives or life expectancies of the Annuitant and his or her Beneficiary); or (iv) when distribution is made pursuant to a qualified domestic relations order. In the case of IRAs, SEPs and SARSEPS, the exceptions for distributions on account of early retirement at or after age 55 or made pursuant to a qualified domestic relations order do not apply but other exceptions may apply. A tax-free rollover may be made once each year among individual retirement arrangements subject to the conditions and limitations described in the Code.

  Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.

  If the Annuitant dies before distributions begin, distributions must be completed within five years after death, unless payments begin within one year after death and are made over the life (or life expectancy) of the Beneficiary. Except under a Roth IRA, if the Annuitant's spouse is the Beneficiary, distributions need not begin until the Annuitant would have reached age 70 1/2. If the Annuitant dies after annuity payments have begun, payments must continue to be made at least as rapidly as payments made before death.

  With respect to TSA Plans, elective contributions to the Contract made after December 31, 1988 and any increases in Contract Value after that date may not be distributed prior to attaining age 59 1/2, termination of employment, death or disability. Contributions (but not earnings) made after December 31, 1988 may also be distributed by reason of financial hardship. These restrictions on withdrawal will not apply to the Contract Value as of December 31, 1988. These restrictions are not expected to change the circumstances under which transfers to other investments which qualify for tax free treatment under
Section 403(b) of the Code may be made.

  Except under a Roth IRA, annuity payments, periodic payments or annual distributions must commence by the later of April 1 of the calendar year following the year in which the Annuitant attains age 70 1/2 or the year of retirement. In the case of a Qualified Plan or a Governmental Plan, where if the Annuitant is a "five-percent owner" as defined in the Code or for an IRA, these distributions must begin by the year following the year in which the Annuitant attains age 70 1/2. Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by minimum distribution rules under the plan. A penalty tax of up to 50% of the amount which should be distributed may be imposed by the IRS for failure to distribute the required minimum distribution amount. The Company currently waives the Contingent Deferred Sales Charge on distributions that are intended to satisfy required minimum distributions, calculated as if this Contract were the participant's only retirement plan asset. This waiver only applies if the required minimum distribution exceeds the free withdrawal amount and no previous surrenders were made during the Contract Year. Rules regarding required minimum distributions apply to IRAs (including SEP and SARSEPs), Qualified Plans, TSA Plans and Governmental Plans.

  Other restrictions with respect to election, commencement, or distribution of benefits may apply under the Contracts or under the terms of the Qualified Plans in respect of which the Contracts are issued.

Section 457 Plans

  When a distribution under a Contract held under a Section 457 Plan is made to the Annuitant, such amounts are taxed as ordinary income in the year in which received. The plan must not permit distributions prior to the Annuitant's separation from service (except in the case of unforeseen emergency).

  Generally, annuity payments, periodic payments or annual distributions must commence by April 1 of the calendar year following the year in which the Annuitant attains age 70 1/2 and meet other distribution requirements. Minimum distributions under a Section 457 Plan may be further deferred if the Annuitant remains employed with the sponsoring employer. Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by distribution rules under the plan. If the Annuitant dies before distributions begin, the same special distribution rules generally apply in the case of Section 457 Plans as apply in the case of Qualified Plans, TSA Plans, IRAs, SEPs, SARSEPs and Governmental Plans. These rules are discussed above in the immediately preceding section of this prospectus. An exception to these rules provides that if the beneficiary is other than the Annuitant's spouse, distribution must be completed within 15 years of death, regardless of the beneficiary's life expectancy.

(b) Special Rules for Annuities Used by Individuals or with Plans and Trusts Not Qualifying Under the Code for Tax Benefited Treatment

  For a Contract held by an individual, any increase in the accumulated value of the Contract is not taxable until amounts are received, either in the form of annuity payments as contemplated by the Contract or in a full or partial lump sum settlement of the Company's obligations to the Contract Owner.

  Under Section 72(u) of the Code, however, Contracts held by other than a natural person (i.e. those held by a corporation or certain trusts) generally will not be treated as an annuity contract for Federal income tax purposes. This means a Contract Owner who is not a natural person will have to include in income any increase during the taxable year in the accumulated value over the investment in the Contract.

  Section 817(h) of the Code requires the investments of the Variable Account to be "adequately diversified" in accordance with Treasury Regulations. Failure to do so means the variable annuity contracts described herein will cease to qualify as annuities for Federal income tax purposes. Regulations specifying the diversification requirements have been issued by the Department of the Treasury, and the Company believes it complies fully with these requirements.

  In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control for the investments of a segregated asset account may cause the investor [i.e., the Contract Owner], rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular Sub-Accounts without being treated as owners of the underlying assets."

  The ownership rights under the Contract are similar to, but also different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, a Contract Owner has additional flexibility in allocating premium payments and account values. These differences could result in a Contract Owner being treated as the owner of a pro rata portion of the assets of the Variable Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent a Contract Owner from being considered the owner of a pro rata share of the assets of the Variable Account.

  Any amount received in a surrender of all or part of the Contract Value (including an amount received as a systematic withdrawal) prior to annuitization will be included in gross income to the extent of any increases in the value of the Contract resulting from earnings or gains on the underlying mutual fund shares.

  The Code also imposes a ten percent penalty tax on amounts received under a Contract, before or after annuitization, which are includible in gross income. The penalty tax will not apply to any amount received under the Contract (1) after the Contract Owner has attained age 59 1/2, (2) after the death of the Contract Owner, (3) after the Contract Owner has become totally and permanently disabled, (4) as one of a series of substantially equal periodic payments made for the life (or life expectancy) of the Contract Owner or the joint lives (or life expectancies) of the Contract Owner and a Beneficiary,
(5) if the Contract is purchased under certain types of retirement plans or arrangements, (6) allocable to investments in the Contract before August 14, 1982, or (7) if the Contract is an immediate annuity contract.

  In the calculation of any increase in value for contracts entered into after October 4, 1988, all annuity contracts issued by the Company or its affiliates to the same Contract Owner within a calendar year will be treated as one contract.

  If a Contract Owner or Annuitant dies, the tax law requires certain distributions from the Contract. (See "Payment on Death Prior to Annuitization.") Generally, such amounts are includible in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender as described above; or (2) if distributed under an Annuity Option, they are taxed in the same manner as Annuity payments, as described above. For these purposes, the investment in the Contract is not affected by the Contract Owner's (or Annuitant's) death. That is, the investment in the Contract remains the amount of any purchase payments paid which were not excluded from gross income.

  A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also an Owner, the selection of certain Maturity Dates, or the exchange of a Contract may result in certain tax consequences that are not discussed herein. Anyone contemplating any such designation, transfer, assignment, selection, or exchange should contact a competent tax advisor with respect to the potential tax effects of such a transaction.

Tax Withholding

  The Code and the laws of certain states require tax withholding on distributions made under annuity contracts, unless the recipient has made an election not to have any amount withheld. The Company provides recipients with an opportunity to instruct it as to whether taxes are to be withheld.

Possible Changes in Taxation

  Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the Contract.

                                 VOTING RIGHTS

  The Company is the legal owner of the Eligible Fund shares held in the Variable Account and has the right to vote those shares at meetings of the Eligible Fund shareholders. However, to the extent required by Federal securities law, the Company will give you, as Contract Owner, the right to instruct the Company how to vote the shares that are attributable to your Contract.

  Prior to annuitization, the number of votes as to which you have a right of instruction is determined by applying your percentage interest in a sub-account to the total number of votes attributable to the sub-account. After annuitization, the number of votes attributable to your Contract is determined by applying the percentage interest reflected by the reserve for your Contract to the total number of votes attributable to the sub-account. After annuitization the votes attributable to your Contract decrease as reserves underlying the Contract decrease.

  Contract Owners who are entitled to give voting instructions and the number of shares as to which they have a right of instruction will be determined as of the record date for the meeting. All Eligible Fund shares held in any sub-account of the Variable Account, or any other registered (or to the extent voting privileges are granted by the issuing insurance company, unregistered) separate accounts of the Company or any affiliate for which no timely instructions are received will be voted for, against, or withheld from voting on any proposition in the same proportion as the shares held in that sub-account for all policies or contracts for which voting instructions are received.

  All Eligible Fund shares held by the general investment account (or any unregistered separate account for which voting privileges are not extended) of the Company or its affiliates will be voted in the same proportion as the aggregate of (i) the shares for which voting instructions are received and
(ii) the shares that are voted in proportion to such voting instructions.

  The SEC requires the Eligible Funds' Board of Trustees to monitor events to identify conflicts that may arise from the sale of shares to variable life and variable annuity separate accounts of affiliated and, if applicable, unaffiliated insurance companies. Conflicts could arise as a result of changes in state insurance law or Federal income tax law, changes in investment management of any portfolio of the Eligible Funds, or differences between voting instructions given by variable life and variable annuity contract owners, for example. If there is a material conflict, the Boards of Trustees will have an obligation to determine what action should be taken, including the removal of the affected sub-account(s) from the Eligible Fund(s), if necessary. If the Company believes any Eligible Fund action is insufficient, the Company will consider taking other action to protect Contract Owners. There could, however, be unavoidable delays or interruptions of operations of the Variable Account that the Company may be unable to remedy.

  Each Contract Owner is a policyholder of the Company and is entitled to vote at the Company's Annual Meeting of Policyholders.

                           DISTRIBUTION OF CONTRACTS

  New England Securities, the principal underwriter of the Contracts, is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. Commissions of 3% of purchase payments will be paid by the Company to the New England Securities registered representative involved in the sale of a Contract if the Maturity Date selected at issue is ten or more years after issue of the Contract. Lower commissions will be paid if the Maturity Date selected at issue is less than ten years after issue. A maximum override of .75% of purchase payments made after the first Contract Year will be paid by the Company to the general agent involved in the transaction.

  New England Securities may enter into selling agreements with other broker-dealers registered under the Securities Exchange Act of 1934 whose representatives are authorized by applicable law to sell variable annuity contracts. Commissions paid to such broker-dealers will not exceed 3% of purchase payments. Commissions will be paid through the registered broker-dealer, which may also be reimbursed for all or part of the expenses incurred by the broker-dealer in connection with the sale of the Contracts.

                               THE FIXED ACCOUNT

  A Fixed Account option is included under Contracts issued in those states where it has been approved by the state insurance department. You may allocate net purchase payments and may transfer Contract Value in the Variable Account to the Fixed Account, which is part of the Company's general account. The Fixed Account offers diversification to a Variable Account contract, allowing the Contract Owner to protect principal and earn, at least, a guaranteed rate of interest.

  Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor the general account has been registered as an investment company under the Investment Company Act of 1940. Therefore, neither the general account, the Fixed Account nor any interests therein are generally subject to the provisions of these Acts, and the Company has been advised that the staff of the Securities and Exchange Commission does not review disclosures relating to the general account. Disclosures regarding the Fixed Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

General Description of the Fixed Account

  The Company's general account consists of all assets owned by the Company other than those in the Variable Account and the Company's other separate accounts. The Company has sole discretion over the investment of assets in the general account, including those in the Fixed Account. Contract Owners do not share in the actual investment experience of the assets in the Fixed Account. Instead, the Company guarantees that Contract Values in the Fixed Account will be credited with interest at an effective annual net rate of at least 4.5% or 3%, depending on the date when your Contract was issued. The Company is not obligated to credit interest at a rate higher than the minimum guaranteed rate applicable to your Contract, although in its sole discretion it may do so. The Company declares the current interest rate for the Fixed Account periodically. Contract Values in the Fixed Account will be credited with interest daily.

  The Company has the right to modify its method of crediting interest. Under its current method, any net purchase payment or portion of Contract Value allocated to the Fixed Account will earn interest at the declared annual rate in effect on the date of the allocation. On each Contract Anniversary, the Company will determine a portion, from 0% to 100%, of your Contract Value in the Fixed Account which will earn interest at the Company's declared annual rate in effect on the Contract Anniversary. The effective interest rate credited at any time to your Contract Value in the Fixed Account will be a weighted average of all the Fixed Account rates for your Contract. (See "Contract Value and Fixed Account Transactions" below for a description of the interest rate which will be applied to Contract loan repayments allocated to the Fixed Account.)

Contract Value and Fixed Account Transactions

  A Contract's total Contract Value will include its Contract Value in the Variable Account, its Contract Value in the Fixed Account and, for Contracts under which Contract loans are available, any of its Contract Value held in the Company's general account (but outside the Fixed Account) as a result of a Contract loan.

  The annual $30 Administration Contract Charge will be deducted proportionately from the Contract Value in the Fixed Account and in the Variable Account. Unless you request otherwise, a partial surrender or Contract loan will reduce the Contract Value in the sub-accounts of the Variable Account and the Fixed Account proportionately. Except as described below, amounts in the Fixed Account are subject to the same rights and limitations as are amounts in the Variable Account with respect to transfers, surrenders, partial surrenders and Contract loans. The following special rules apply to transfers and Contract loan repayments involving the Fixed Account.

  You may transfer amounts from the Fixed Account to the Variable Account once
  ----------------------------------------------------------------------------
each year within 30 days after the Contract anniversary. The amount of
----------------------------------------------------------------------
Contract Value which may be transferred from the Fixed Account is limited to
----------------------------------------------------------------------------
the greater of 25% of the Contract Value in the Fixed Account and $1,000,
-------------------------------------------------------------------------
except with the consent of the Company. Also, after the transfer is effected,
---------------------------------------
Contract Value may not be allocated among more than ten of the accounts, including the Fixed Account. The Company intends to restrict transfers of Contract Value into the Fixed Account in the following circumstances: (1) for the remainder of a Contract Year if an amount is transferred out of the Fixed Account in that same Contract Year; (2) if the interest rate which would be credited to the transferred amount would be equivalent to an annual effective rate of 3% or 4.5% (whichever is the minimum guaranteed Fixed Account interest rate for your Contract); or (3) if the total Contract Value in the Fixed Account equals or exceeds a maximum amount established by the Company.

  If any portion of a Contract loan was attributable to Contract Value in the Fixed Account, then an equal portion of each loan repayment must be allocated to the Fixed Account. (For example, if 50% of the loan was attributable to your Fixed Account Contract Value, then 50% of each loan repayment will be allocated to the Fixed Account.) See "Loan Provision for Certain Tax Benefited Retirement Plans." The rate of interest for each loan repayment applied to the Fixed Account will be the lesser of: (1) the effective interest rate for your Contract on the date the loan repayment is applied to the Fixed Account; and
(2) the current Fixed Account interest rate set by the Company in advance for that date.

  The Company reserves the right to delay transfers, surrenders, partial surrenders and Contract loans from the Fixed Account for up to six months.

                       YEAR 2000 COMPLIANCE ISSUES

  Like all financial services providers, NELICO utilizes systems that may be affected by Year 2000 transition issues, and it relies on a number of third parties, including banks, custodians, and investment managers, that also may be affected. NELICO and its affiliates have developed, and are in the process of implementing, a Year 2000 transition plan, and are confirming that their service providers are also so engaged. The resources that are being devoted to this effort are substantial. It is difficult to predict with precision whether the amount of resources ultimately devoted, or the outcome of these efforts, will have any negative impact on NELICO. If NELICO or its service providers are not successful in the Year 2000 transition, computer systems could fail or erroneous results or delays could occur when processing information after December 31, 1999. However, as of the date of this prospectus, it is not anticipated that Owners will experience negative effects on their investment, or on the services provided in connection therewith, as a result of Year 2000 transition implementation. Currently NELICO has converted its systems to be Year 2000 compliant. NELICO is conducting systems testing and compliance verification which is expected to be complete in mid-1999. There can, however, be no assurance that the other service providers have anticipated every step necessary to avoid any adverse effect on the Variable Account attributable to Year 2000 transition.

                             FINANCIAL STATEMENTS

  The financial statements of the Variable Account and the Company may be found in the Statement of Additional Information.

                    INVESTMENT PERFORMANCE INFORMATION

  The Company may advertise performance by illustrating hypothetical average annual total returns for each sub-account of the Variable Account, based on the actual investment experience of the Eligible Funds since their inception and for the year-to-date, one, three, five, and ten year periods ending with the date of the illustration. Such performance information will be accompanied by SEC standard performance information for each sub-account, based on the actual investment experience of the sub-account since its inception and for the one, five, and ten year periods ending with the date of the information shown. See "Calculation of Performance Data" in the Statement of Additional Information and Appendix C of this prospectus.

  The Company may also illustrate how the average annual total return for a five year period was determined by illustrating the average annual total return for each year in the five year period ending with the date of the illustration. Such illustrations are based on the same assumptions and reflect the same expenses and deductions described in the preceding paragraph. See "Calculation of Performance Data" in the Statement of Additional Information for an example of this type of illustration and Appendix C of this prospectus for more information about how average annual total returns are calculated.

  The Company may illustrate what would have been the growth and value of a single $10,000 purchase payment for the Contract if it had been invested in each of the Eligible Funds on the first day of the first month after those Eligible Funds commenced operations. These illustrations show Contract Value and surrender value, calculated in the same manner as when they are used to arrive at average annual total return, as of the end of each year, ending with the date of the illustration. The surrender values reflect the deduction of any applicable Contingent Deferred Sales Charge, but do not reflect the deduction of any premium tax charge. These illustrations may also show annual percentage changes in Contract Value and surrender value, cumulative returns, and annual effective rates of return. The difference between the Contract Value or surrender value at the beginning and at the end of each year is divided by the beginning Contract Value or surrender value to arrive at the annual percentage change. The cumulative return is determined by taking the difference between the $10,000 investment and the ending Contract Value or surrender value and dividing it by $10,000. The annual effective rate of return is calculated in the same manner as average annual total return. See "Calculation of Performance Data" in the Statement of Additional Information for examples of these illustrations and more information about how they are calculated.

  The Variable Account may update the performance history of one or more of its sub-accounts on a quarterly basis by illustrating the one, three, five, and ten year values (or since inception, if less) of a single $10,000 purchase payment invested at the beginning of such periods using the same method of calculation described in the preceding paragraph, but using the periods ending with the date of the quarterly illustration. Such illustrations will show the Contract Value at the end of the period and the cumulative return and annual effective rate of return for the period. The illustration may also include the cumulative return and annual effective rate of return of an appropriate securities index and the Consumer Price Index for the same period.

  The Company may illustrate what would have been the change in value of a $100 monthly purchase payment plan if the monthly payments had been invested in each of the Eligible Funds on the first day of each month starting with the first day of the first month after those Eligible Funds commenced operations. These illustrations show cumulative payments, Contract Value and surrender value as of the end of each year, ending with the date of the illustration. Surrender values reflect the deduction of any applicable Contingent Deferred Sales Charge. The illustrations also show annual effective rates of return, which represent the compounded annual rates that the hypothetical purchase payments would have had to earn in order to produce the Contract Value and surrender value as of the date of the illustration. See "Calculation of Performance Data" in the Statement of Additional Information for examples of these illustrations and more information about how they are calculated.

  The Variable Account may make available illustrations showing historical Contract Values and the annual effective rate of return, based upon hypothetical purchase payment amounts and frequencies, which can be selected by the client. The method of calculation described in the preceding paragraph will be used, but the illustration will reflect the effect of any premium tax charge applicable in the state where the illustration is delivered. The beginning date of the illustration can be selected by the client. Contract Values will be shown as of the end of each calendar year in the period and as of the end of the most recent calendar quarter.

  Historical investment performance may also be illustrated by showing the percentage change in the Accumulation Unit Value and annual effective rate of return of a sub-account without reflecting the deduction of any Contingent Deferred Sales Charge, premium tax charge, or the annual $30 Administration Contract Charge, all of which have the effect of reducing historical performance. The percentage change in unit value and annual effective rate of return of each sub-account may be shown from inception of the Eligible Fund to the date of the report and for the year-to-date, one year, three year, five year, and ten year periods ending with the date of the report. The percentage change in unit value and annual effective rate of return also may be compared with the percentage change and annual effective rate for the Dow Jones Industrial Average and S&P 500 Stock Index, as well as other unmanaged indices of stock and bond performance and the Consumer Price Index, as described in the Statement of Additional Information in the Notes to the illustration of Annual Percentage Change in Contract Value and Annual Percentage Change in Surrender Value for a $10,000 Single Purchase Payment Contract. The percentage change is calculated by dividing the difference in unit or index values at the beginning and end of the period by the beginning unit or index value. See the Statement of Additional Information for a description of the method for calculating the annual effective rate of return in this illustration.

  In addition, the Company may illustrate how variable annuity income payments under the Contract and commuted values of annuity income options change with investment performance over periods of time; such illustrations may be hypothetical (based on assumed uniform annual rates of return) or historical (based on historical annual returns of the sub-accounts). See "Hypothetical Illustrations of Annuity Income Payouts" and "Historical Illustrations of Annuity Income Payouts" in the Statement of Additional Information for a description of these illustrations.

  From time to time the Company may advertise (in sales literature or advertising material) performance rankings of the sub-accounts of the Variable Account assigned by independent services, such as Variable Annuity Research and Data Services ("VARDS"). VARDS monitors and ranks the performance of variable annuity accounts on an industry-wide basis in each of the major categories of investment objectives. The performance analysis prepared by VARDS ranks accounts on the basis of total return calculated using Accumulation Unit Values. Thus, the effect of the Contingent Deferred Sales Charge and Administration Contract Charge assessed under the Contracts is not taken into consideration.

  From time to time, articles discussing the Variable Account's investment experience, performance rankings and other characteristics may appear in national publications. Some or all of these publishers or ranking services (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar) may publish their own rankings or performance reviews of variable contract separate accounts, including the Variable Account. References to, reprints or portions of reprints of such articles or rankings may be used by the Company as sales literature or advertising material and may include rankings that indicate the names of other variable contract separate accounts and their investment experience.

  The Company is a member of the Insurance Marketplace Standards Association ("IMSA"), and as such may include the IMSA logo and information about IMSA membership in its advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

                                  APPENDIX A

                                 CONSUMER TIPS

Dollar Cost Averaging

  Dollar cost averaging allows a person to take advantage of the historical long-term stock market results, assuming that they continue, although it does not guarantee a profit or protect against a loss. If an investor follows a program of dollar cost averaging on a long-term basis and the stock fund selected performs at least as well as the S&P 500 has historically, it is likely although not guaranteed that the price at which shares are surrendered, for whatever reason, will be higher than the average cost per share.

  An investor using dollar cost averaging invests the same amount of money in the same professionally managed fund at regular intervals over a long period of time. Dollar cost averaging keeps an investor from investing too much when the price of shares is high and too little when the price is low. When the price of shares is low, the money invested buys more shares. When it is high, the money invested buys fewer shares. If the investor has the ability and desire to maintain this program over a long period of time (for example, 20 years), and the stock fund chosen follows the historical upward market trends, the price at which the shares are sold should be higher than their average cost. The price could be lower, however, if the fund chosen does not follow these historical trends.

  Investors contemplating the use of dollar cost averaging should consider their ability to continue the on-going purchases so that they can take advantage of periods of low price levels.

Diversification

  Diversifying investment choices can enhance returns, by providing a wider opportunity for safe returns, and reduce risks, by spreading the chance of loss. Holding a single investment requires of that investment a safe return because a loss may risk the entire investment. By diversifying, on the other hand, an investor can more safely take a chance that some investments will under-perform and that others will over-perform. Thus an investor can potentially earn a better-than-average rate of return on a diversified portfolio than on a single safe investment. This is because, although portions of a diversified investment may be totally lost, other portions may perform at above-average rates that more than compensate for the loss.

Miscellaneous

Toll-free telephone        --A recording of daily unit values is available by
service:                   calling 1-800-333-2501.

                           --Fund transfers and changes of future purchase
                            payment allocations can be made by calling 1-800-435-4117.

Written Communications:    --All communications and inquiries regarding
                            address changes, premium payments, billing, fund transfers, surrenders, loans, maturities and any other processing matters relating to your Contract should be directed to:

                             New England Annuities
                             P.O. Box 642
                             Back Bay Annex
                             Boston, Mass 02116

                                   APPENDIX B

                                  PREMIUM TAX

  Premium tax rates are subject to change. At present the Company pays premium taxes in the following jurisdictions at the rates shown.

                                   Contracts Used With Tax
Jurisdiction                      Qualified Retirement Plans All Other Contracts
------------                      -------------------------- -------------------
California.......................            0.50%                  2.35%
Kentucky.........................            2.00%                  2.00%
Maine............................              --                   2.00%
Nevada...........................              --                   3.50%
Puerto Rico......................            1.00%                  1.00%
South Dakota.....................              --                   1.25%
West Virginia....................            1.00%                  1.00%
Wyoming..........................              --                   1.00%

  See "Premium Tax Charges" in the prospectus for more information about how premium taxes affect the Contracts.

                                APPENDIX C

                       AVERAGE ANNUAL TOTAL RETURN

  The tables below illustrate hypothetical average annual total returns for each sub-account for the periods shown, based on the actual investment experience of the sub-accounts, and the Eligible Funds during those periods. The tables do not represent what may happen in the future.

  The Variable Account was not established until July, 1987. The Contracts were not available until September, 1988. The Capital Growth, Back Bay Advisors Bond Income and Back Bay Advisors Money Market Series commenced operations on August 26, 1983. The Westpeak Growth and Income and Goldman Sachs Midcap Value (formerly the Loomis Sayles Avanti Growth Series) commenced operations on April 30, 1993. The Equity-Income Portfolio commenced operations on October 9, 1986, and the Overseas Portfolio commenced operations on January 28, 1987. The Westpeak Stock Index and Back Bay Advisors Managed Series commenced operations on May 1, 1987. The Loomis Sayles Small Cap Series commenced operations on May 2, 1994. The other Zenith Fund Series (Loomis Sayles Balanced, Morgan Stanley International Magnum Equity, Alger Equity Growth, Davis Venture Value, Salomon Brothers Strategic Bond Opportunities and Salomon Brothers U.S. Government) commenced operations on October 31, 1994.

  Calculations of average annual total return are based on the assumption that a single investment of $1,000 was made at the beginning of each period shown. The figures do not reflect the effect of any premium tax charges, which apply in certain states, and which would reduce the results shown.

  The average annual total return is related to surrender value and is calculated as follows. The amount of the assumed $1,000 purchase payment for a Contract issued at the beginning of the period is divided by the Accumulation Unit Value of each sub-account at the beginning of the period shown to arrive at the number of Accumulation Units purchased. The number of Accumulation Units is reduced on each Contract anniversary to reflect deduction of the annual $30 Administration Contract Charge from the Contract Value. Each such $30 deduction reduces the number of units held under the Contract by an amount equal to $30 divided by the Accumulation Unit Value on the date of the deduction. The total number of units held under the Contract at the beginning of the last Contract Year covered by the period shown is multiplied by the Accumulation Unit Value on December 31, 1998 to arrive at the Contract Value on that date. This Contract Value is then reduced by the applicable Contingent Deferred Sales Charge and by the portion of the $30 Administration Contract Charge which would be deducted upon surrender on December 31, 1998 to arrive at the surrender value. The average annual total return is the annual compounded rate of return which would produce the surrender value on December 31, 1998. In other words, the average annual total return is the rate which, when added to 1, raised to a power reflecting the number of years in the period shown, and multiplied by the initial $1,000 investment, yields the surrender value at the end of the period. The average annual total returns assume that no premium tax charge has been deducted.

  Sub-account average total return, which is calculated in accordance with the SEC standardized formula, uses the inception date of the sub-account through which the Eligible Fund shown is available. Fund total return adjusted for Contract charges uses the inception date of the Eligible Fund shown, and therefore may reflect periods prior to the availablity of the corresponding sub-account under the Contract. This information does not indicate or represent future performance.

                    SUB-ACCOUNT AVERAGE ANNUAL TOTAL RETURN

  For purchase payment allocated to the Loomis Sayles Small Cap Series:

                         Period Ending December 31, 1998
                         -------------------------------
     1 Year.................................................................    %
     Since Inception of the Sub-Account.....................................    %

  For purchase payment allocated to the Morgan Stanley International Magnum Equity Series:*

                         Period Ending December 31, 1998
                         -------------------------------
     1 Year.................................................................    %
     Since Inception of the Sub-Account.....................................    %

  For purchase payment allocated to the Overseas Portfolio:

                         Period Ending December 31, 1998
                         -------------------------------
     1 Year.................................................................    %
     5 Years................................................................    %
     Since Inception of the Sub-Account.....................................    %

  For purchase payment allocated to the Alger Equity Growth Series:

                         Period Ending December 31, 1998
                         -------------------------------
     1 Year.................................................................    %
     Since Inception of the Sub-Account.....................................    %

  For purchase payment allocated to the Capital Growth Series:

                         Period Ending December 31, 1998
                         -------------------------------
     1 Year.................................................................    %
     5 Years................................................................    %
     10 Years...............................................................    %
     Since Inception of the Sub-Account.....................................    %

  For purchase payment allocated to the Goldman Sachs Midcap Value Series:**

                         Period Ending December 31, 1998
                         -------------------------------
     1 Year.................................................................    %
     5 Years................................................................    %
     Since Inception of the Sub-Account.....................................    %

  For purchase payment allocated to the Davis Venture Value Series:

                         Period Ending December 31, 1998
                         -------------------------------
     1 Year.................................................................    %
     Since Inception of the Sub-Account.....................................    %

  For purchase payment allocated to the Westpeak Growth and Income Series:

                         Period Ending December 31, 1998
                         -------------------------------
     1 Year.................................................................    %
     5 Years................................................................    %
     Since Inception of the Sub-Account.....................................    %

--------
* The Morgan Stanley International Magnum Equity Series' subadviser was Draycott Partners, Ltd. until May 1, 1997, when Morgan Stanley Asset Management Inc. became the subadviser.
** The Goldman Sachs Midcap Value Series' subadviser was Loomis, Sayles &
   Company, L.P. until May 1, 1998, when Goldman Sachs Asset Management became the subadviser.

  For purchase payment allocated to the Westpeak Stock Index Series:***

                         Period Ending December 31, 1998
                         -------------------------------
     1 Year.................................................................    %
     5 Years................................................................    %
     Since Inception of the Sub-Account.....................................    %

  For purchase payment allocated to the Equity-Income Portfolio:

                         Period Ending December 31, 1998
                         -------------------------------
     1 Year.................................................................    %
     5 Years................................................................    %
     Since Inception of the Sub-Account.....................................    %

  For purchase payment allocated to the Loomis Sayles Balanced Series:

                         Period Ending December 31, 1998
                         -------------------------------
     1 Year.................................................................    %
     Since Inception of the Sub-Account.....................................    %

  For purchase payment allocated to the Back Bay Advisors Managed Series:***

                         Period Ending December 31, 1998
                         -------------------------------
     1 Year.................................................................    %
     5 Years................................................................    %
     10 Years...............................................................    %
     Since Inception of the Sub-Account.....................................    %

  For purchase payment allocated to the Salomon Brothers Strategic Bond
Opportunities Series:

                         Period Ending December 31, 1998
                         -------------------------------
     1 Year.................................................................    %
     Since Inception of the Sub-Account.....................................    %

  For purchase payment allocated to the Back Bay Advisors Bond Income Series:

                         Period Ending December 31, 1998
                         -------------------------------
     1 Year.................................................................    %
     5 Years................................................................    %
     10 Years...............................................................    %
     Since Inception of the Sub-Account.....................................    %

  For purchase payment allocated to the Salomon Brothers U.S. Government
Series:

                         Period Ending December 31, 1998
                         -------------------------------
     1 Year.................................................................    %
     Since Inception of the Sub-Account.....................................    %

--------

*** These sub-accounts are only available through Contracts purchased prior to May 1, 1995.

  For purchase payment allocated to the Back Bay Advisors Money Market Series:

                         Period Ending December 31, 1998
                         -------------------------------
     1 Year.................................................................    %
     5 Years................................................................    %
     10 Years...............................................................    %
     Since Inception of the Sub-Account.....................................    %

                FUND TOTAL RETURN ADJUSTED FOR CONTRACT CHARGES

  For purchase payment allocated to the Loomis Sayles Small Cap Series:

                         Period Ending December 31, 1998
                         -------------------------------
     1 Year.................................................................    %
     Since Inception of the Fund............................................    %

  For purchase payment allocated to the Morgan Stanley International Magnum
Equity Series:*

                         Period Ending December 31, 1998
                         -------------------------------
     1 Year.................................................................    %
     Since Inception of the Fund............................................    %

  For purchase payment allocated to the Overseas Portfolio:

                         Period Ending December 31, 1998
                         -------------------------------
     1 Year.................................................................    %
     5 Years................................................................    %
     10 Years...............................................................    %
     Since Inception of the Fund............................................    %

  For purchase payment allocated to the Alger Equity Growth Series:

                         Period Ending December 31, 1998
                         -------------------------------
     1 Year.................................................................    %
     Since Inception of the Fund............................................    %

  For purchase payment allocated to the Capital Growth Series:

                         Period Ending December 31, 1998
                         -------------------------------
     1 Year.................................................................    %
     5 Years................................................................    %
     10 Years...............................................................    %
     Since Inception of the Fund............................................    %

--------
* The Morgan Stanley International Magnum Equity Series' subadviser was Draycott Partners, Ltd. until May 1, 1997, when Morgan Stanley Asset Management Inc. became the subadviser.

  For purchase payment allocated to the Goldman Sachs Midcap Value Series:**

                         Period Ending December 31, 1998
                         -------------------------------
     1 Year.................................................................    %
     5 Years................................................................    %
     Since Inception of the Fund............................................    %

  For purchase payment allocated to the Davis Venture Value Series:

                         Period Ending December 31, 1998
                         -------------------------------
     1 Year.................................................................    %
     Since Inception of the Fund............................................    %

  For purchase payment allocated to the Westpeak Growth and Income Series:

                         Period Ending December 31, 1998
                         -------------------------------
     1 Year.................................................................    %
     5 Years................................................................    %
     Since Inception of the Fund............................................    %

  For purchase payments allocated to the Westpeak Stock Index Series:***

                         Period Ending December 31, 1998
                         -------------------------------
     1 Year.................................................................    %
     5 Years................................................................    %
     10 Years...............................................................    %
     Since Inception of the Fund............................................    %

  For purchase payment allocated to the Equity-Income Portfolio:

                         Period Ending December 31, 1998
                         -------------------------------
     1 Year.................................................................    %
     5 Years................................................................    %
     10 Years...............................................................    %
     Since Inception of the Fund............................................    %

  For purchase payment allocated to the Loomis Sayles Balanced Series:

                         Period Ending December 31, 1998
                         -------------------------------
     1 Year.................................................................    %
     Since Inception of the Fund............................................    %

  For purchase payments allocated to the Back Bay Advisors Managed Series:***

                         Period Ending December 31, 1998
                         -------------------------------
     1 Year.................................................................    %
     5 Years................................................................    %
     10 Years...............................................................    %
     Since Inception of the Fund............................................    %

--------
** The Goldman Sachs Midcap Value Series' subadviser was Loomis, Sayles &
   Company, L.P. until May 1, 1998, when Goldman Sachs Asset Management became the subadviser.

*** These sub-accounts are only available through Contracts purchased prior to May 1, 1995.

  For purchase payment allocated to the Salomon Brothers Strategic Bond Opportunities Series:

                         Period Ending December 31, 1998
                         -------------------------------
     1 Year.................................................................    %
     Since Inception of the Fund............................................    %

  For purchase payment allocated to the Back Bay Advisors Bond Income Series:

                         Period Ending December 31, 1998
                         -------------------------------
     1 Year.................................................................    %
     5 Years................................................................    %
     10 Years...............................................................    %
     Since Inception of the Fund............................................    %

  For purchase payment allocated to the Salomon Brothers U.S. Government
Series:

                         Period Ending December 31, 1998
                         -------------------------------
     1 Year.................................................................    %
     Since Inception of the Fund............................................    %

  For purchase payment allocated to the Back Bay Advisors Money Market Series:

                         Period Ending December 31, 1998
                         -------------------------------
     1 Year.................................................................    %
     5 Years................................................................    %
     10 Years...............................................................    %
     Since Inception of the Fund............................................    %

  Information is available illustrating the impact of fund performance on annuity payouts. For examples, see "Historical Illustrations of Annuity Income Payments" and "Hypothetical Illustrations of Annuity Income Payments" in the Statement of Additional Information.

                               TABLE OF CONTENTS
                                      OF
                      STATEMENT OF ADDITIONAL INFORMATION

                                                                           Page
                                                                           -----
HISTORY...................................................................  II-3
SERVICES RELATING TO THE VARIABLE ACCOUNT AND THE CONTRACTS...............  II-3
PERFORMANCE COMPARISONS...................................................  II-3
CALCULATION OF PERFORMANCE DATA...........................................  II-4
NET INVESTMENT FACTOR..................................................... II-20
ANNUITY PAYMENTS.......................................................... II-20
HYPOTHETICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS...................... II-22
HISTORICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS........................ II-25
EXPERTS................................................................... II-28
LEGAL MATTERS............................................................. II-28
APPENDIX A................................................................ II-29
FINANCIAL STATEMENTS......................................................   F-1

  If you would like to obtain a copy of the Statement of Additional Information, please complete the request form below and mail to:

  New England Securities Corporation
  399 Boylston Street
  Boston, Massachusetts 02116


 ...............................................................................

            Please send a copy of the Statement of Additional
            Information of The New England Variable Account to:

            -------------------------------------------------------
                                     Name

            -------------------------------------------------------
                                    Street

            -------------------------------------------------------
            City                     State                      Zip

                       THE NEW ENGLAND VARIABLE ACCOUNT
                              ZENITH ACCUMULATOR
                     Individual Variable Annuity Contracts
                 Issued by Metropolitan Life Insurance Company
                      STATEMENT OF ADDITIONAL INFORMATION
                                   (PART B)

                              April 30, 1999

  This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Prospectus dated April 30, 1999 and should be read in conjunction therewith. A copy of the Prospectus may be obtained by writing to New England Securities Corporation ("New England Securities") 399 Boylston Street, Boston, Massachusetts 02116.





VA-140SAI-98

                               TABLE OF CONTENTS

                                                                           Page
                                                                           -----
History...................................................................  II-3
Services Relating to the Variable Account and the Contracts...............  II-3
Performance Comparisons...................................................  II-3
Calculation of Performance Data...........................................  II-4
Net Investment Factor..................................................... II-20
Annuity Payments.......................................................... II-20
Hypothetical Illustrations of Annuity Income Payouts...................... II-22
Historical Illustrations of Annuity Income Payouts........................ II-25
Experts................................................................... II-28
Legal Matters............................................................. II-28
Appendix A................................................................ II-29
Financial Statements......................................................   F-1

                                    HISTORY

  The New England Variable Account (the "Variable Account") is a separate account of Metropolitan Life Insurance Company (the "Company"). The Variable Account was originally a separate account of New England Mutual Life Insurance Company, and became a separate account of the Company when New England Mutual Life Insurance Company merged with and into the Company on August 30, 1996.

          SERVICES RELATING TO THE VARIABLE ACCOUNT AND THE CONTRACTS

  Auditors. Deloitte & Touche LLP, located at 125 Summer Street, Boston, Massachusetts 02110, conducts an annual audit of the Variable Account's financial statements.

  Administrative Services Agreement. Pursuant to an administrative services agreement between New England Life Insurance Company ("NELICO") and the Company, NELICO serves as the Designated Office for servicing the Contracts and performs certain other administrative services for the Company relating to the Variable Account and the Contracts. NELICO is compensated for these services based on the expenses it incurs in providing them. NELICO was a wholly-owned subsidiary of New England Mutual Life Insurance Company before it merged into the Company, and became a subsidiary of the Company as a result of the merger. For services rendered, the Company paid NELICO $4,461,228.08, for the period August 30, 1996 to December 31, 1996, $13,017,919.74 for the one-
year period ended December 31, 1997 and $              for the one-year period
ended December 31, 1998.

  Principal Underwriter. New England Securities Corporation ("New England Securities"), an indirect subsidiary of the Company, serves as principal underwriter for the Variable Account pursuant to a distribution agreement with the Company. The Contracts are offered continuously and are sold by NELICO's life insurance agents and insurance brokers who are registered representatives of New England Securities. Contracts also may be sold by registered representatives of broker-dealers that have selling agreements with New England Securities. The Company pays commissions, none of which are retained by New England Securities, to the registered representatives involved in selling Contracts. For the years ended December 31, 1996, 1997 and 1998 the Company paid commissions in the amount of $5,927,575.34, $5,719,756.22 and
$            , respectively.

                            PERFORMANCE COMPARISONS

  Articles and releases, developed by the Company, the Eligible Funds (as defined in the Prospectus) and other parties, about the Account or the Eligible Funds regarding performance, rankings, statistics and analyses of the Account's, the individual Eligible Funds' and fund groups' asset levels and sales volumes, statistics and analyses of industry sales volumes and asset levels, and other characteristics may appear in publications, including, but not limited to, those publications listed in Appendix A to this Statement of Additional Information. In particular, some or all of these publications may publish their own rankings or performance reviews including the Account or the Eligible Funds. References to or reprints of such articles may be used in the Company's promotional literature. Such literature may refer to personnel of the advisers, who have portfolio management responsibility, and their investment style. The references may allude to or include excerpts from articles appearing in the media.

  The advertising and sales literature of the Contract and the Account may refer to historical, current and prospective economic trends and may include historical and current performance and total returns of investment alternatives.

  In addition, sales literature may be published concerning topics of general investor interest for the benefit of registered representatives and prospective Contractholders. These materials may include, but are not limited to, discussions of college planning, retirement planning, reasons for investing and historical examples of the investment performance of various classes of securities, securities markets and indices.

                        CALCULATION OF PERFORMANCE DATA

  The Variable Account was not established until July, 1987. The Contracts were not available until September, 1988. The Capital Growth, Back Bay Advisors Bond Income and Back Bay Advisors Money Market Series commenced operations on August 26, 1983. The Westpeak Growth and Income and Goldman Sachs Midcap Value (formerly the Loomis Sayles Avanti Growth Series) commenced operations on April 30, 1993. The Equity-Income Portfolio commenced operations on October 9, 1986, and the Overseas Portfolio commenced operations on January 28, 1987. The Westpeak Stock Index and Back Bay Managed Series commenced operations on May 1, 1987. The Loomis Sayles Small Cap Series commenced operations on May 2, 1994. The other Zenith Fund Series (Loomis Sayles Balanced, Morgan Stanley International Magnum Equity, Alger Equity Growth, Davis Venture Value, Salomon Brothers Strategic Bond Opportunities and Salomon Brothers U.S. Government) commenced operations on October 31, 1994.


  Calculations of average annual total return are based on the assumption that a single investment of $1,000 was made at the beginning of each period shown. The figures do not reflect the effect of any premium tax charges, which apply in certain states, and which would reduce the results shown.

  The average annual total return is related to surrender value and is calculated as follows. The amount of the assumed $1,000 purchase payment for a Contract issued at the beginning of the period is divided by the Accumulation Unit Value of the sub-account at the beginning of the period shown to arrive at the number of Accumulation Units purchased. The number of Accumulation Units is reduced on each Contract anniversary to reflect deduction of the annual $30 Administration Contract Charge from the Contract Value. Each such $30 deduction reduces the number of units held under the Contract by an amount equal to $30 divided by the Accumulation Unit Value on the date of the deduction. The total number of units held under the Contract at the beginning of the last Contract Year covered by the period shown is multiplied by the Accumulation Unit Value on December 31, 1998 to arrive at the Contract Value on that date. This Contract Value is then reduced by the applicable Contingent Deferred Sales Charge and by the portion of the $30 Administration Contract Charge which would be deducted upon surrender on December 31, 1998 to arrive at the surrender value. The average annual total return is the annual compounded rate of return which would produce the surrender value on December 31, 1998. In other words, the average annual total return is the rate which, when added to 1, raised to a power reflecting the number of years in the period shown, and multiplied by the initial $1,000 investment, yields the surrender value at the end of the period. The average annual total returns assume that no premium tax charge has been deducted.


  The following chart illustrates how the average annual total return was determined for the five year period ending December 31, 1998 for the sub-account investing in the Capital Growth Series based on the assumptions used in the above table. The units column below shows the number of accumulation units hypothetically purchased by the investment in the Capital Growth Series in the first year (assuming that no premium tax is deducted). The units are reduced on each Contract anniversary to reflect the deduction of the $30 Administration Contract Charge. The illustration assumes no premium tax charge is deducted.

  The unit values of the sub-accounts reflect the change in the net asset value of the underlying Eligible Funds plus the reinvestment of dividends from net investment income and of distributions from net realized gains, if any. The unit values also reflect the deduction of the Mortality and Expense Risk Charge as well as the Administration Asset Charge.

                                                                      Average
                                        Unit    Contract  Surrender Annual Total
Date                          Units     Value     Value     Value      Return
----                         -------- --------- --------- --------- ------------
December 31, 1993........... 122.0281  9.049554 $1,104.30 $1,044.67     4.47%
December 31, 1994........... 118.4129  8.297578    982.54    933.90    -3.36%
December 31, 1995........... 115.7582 11.300017  1,308.07  1,249.21     7.70%
December 31, 1996........... 113.5352 13.496435  1,532.32  1,470.26    10.12%
December 31, 1997........... 111.7107 16.441932  1,836.74  1,770.62    12.10%
December 31, 1998...........

  The following charts illustrate what would have been the growth and value of a $10,000 purchase payment for a Contract if it had been invested in each of the Eligible Funds on the first day of the first month after those Eligible Funds became available: September 1, 1983 in the case of the Back Bay Advisors Money Market, Back Bay Advisors Bond Income and Capital Growth Series; November 1, 1986 in the case of the Equity-Income Portfolio; February 1, 1987 in the case of the Overseas Portfolio; May 1, 1987 in the case of the Westpeak Stock Index Series and the Back Bay Advisors Managed Series; May 1, 1993 in the case of the Westpeak Growth and Income and Goldman Sachs Midcap Value Series; May 2, 1994 in the case of the Loomis Sayles Small Cap Series; and November 1, 1994 for the other Zenith Fund Series. The figures shown do not reflect the deduction of any premium tax charge. During the period when the Contingent Deferred Sales Charge applies, the percentage return on surrender value from year to year (after the 1st year) will be greater than the percentage return on Contract Value for the same years. This is because the percentage return on surrender value reflects not only investment experience but also the annual reduction in the applicable Contingent Deferred Sales Charge. In the first chart, the Contract Value and surrender value on each date shown are calculated in the manner described in the preceding illustrations of average annual total return, assuming that no premium tax charge is deducted.

  In the second and third charts, the difference between the Contract Value or surrender value at the beginning and at the end of each year is divided by the beginning Contract Value or surrender value to arrive at the annual percentage change. The cumulative return information set forth in these charts is determined by taking the difference between the $10,000 investment and the ending Contract Value or surrender value and dividing it by $10,000. The annual effective rate of return in this illustration is calculated in the same manner as the average annual total return described in the preceding illustration, assuming that no premium tax charge is deducted.

                   $10,000 Single Purchase Payment Contract
    Issued September 1, 1983 (for Sub-Accounts investing in Capital Growth,
       Back Bay Advisors Bond Income and Back Bay Advisors Money Market) (Equity-Income: November 1, 1986 and Overseas: February 1, 1987)

 (Westpeak Stock Index and Back Bay Advisors Managed Series: May 1, 1987)
  (Westpeak Growth and Income and Goldman Sachs Midcap Value(3): May 1, 1993)
                    (Loomis Sayles Small Cap: May 2, 1994)
                 (Other Zenith Fund Series: November 1, 1994)
                              Investment Results

                                                                                          Contract Value(1)
                    ------------------------------------------------------------------------------------------------------
                                  Morgan
                      Loomis      Stanley                                       Goldman               Westpeak
                      Sayles   International              Alger                  Sachs      Davis      Growth
                      Small       Magnum                  Equity     Capital     Midcap    Venture      and      Equity-
                       Cap       Equity(2)    Overseas    Growth     Growth     Value(3)    Value      Income     Income
                    ---------- ------------- ---------- ---------- ----------- ---------- ---------- ---------- ----------
 As of December
 31:
  1983............                                                 $ 10,470.12
  1984............                                                   10,237.14
  1985............                                                   16,941.91
  1986............                                                   32,599.29                                  $ 9,888.64
  1987............                           $ 9,345.49              49,087.62                                    9,615.25
  1988............                             9,936.28              44,141.97                                   11,611.24
  1989............                            12,343.46              56,919.65                                   13,412.67
  1990............                            11,945.10              54,170.04                                   11,176.22
  1991............                            12,695.83              82,262.43                                   14,462.11
  1992............                            11,156.05              76,212.70                                   16,645.30
  1993............                            15,078.13              86,417.09 $11,370.39            $11,321.11  19,396.57
  1994............  $ 9,590.97  $10,237.83    15,104.86 $ 9,695.00   79,208.42  11,157.06 $ 9,628.96  11,004.57  20,460.15
  1995............   12,156.37   10,698.65    16,311.44  14,193.96  107,838.80  14,313.48  13,201.25  14,780.39  27,238.96
  1996............   15,637.59   11,227.90    18,185.02  15,815.91  128,763.66  16,574.48  16,356.09  17,185.98  30,677.47
  1997............   19,225.09   10,904.04    19,981.29  19,572.63  156,835.46  19,149.94  21,511.40  22,593.88  38,742.01
  1998............
                                                                                         Surrender Value(1)
                    ------------------------------------------------------------------------------------------------------
                                  Morgan
                      Loomis      Stanley                                       Goldman               Westpeak
                      Sayles   International              Alger                  Sachs      Davis      Growth
                      Small       Magnum                  Equity     Capital     Midcap    Venture      and      Equity-
                       Cap       Equity(2)    Overseas    Growth     Growth     Value(3)    Value      Income     Income
                    ---------- ------------- ---------- ---------- ----------- ---------- ---------- ---------- ----------
 As of December
 31:
  1983............                                                 $  9,847.62
  1984............                                                    9,674.33
  1985............                                                   16,131.91
  1986............                                                   31,789.29                                  $ 9,305.15
  1987............                           $ 8,771.28              48,277.62                                    9,091.03
  1988............                             9,372.22              43,331.97                                   11,031.48
  1989............                            11,704.96              56,109.65                                   12,804.10
  1990............                            11,380.07              53,360.04                                   10,718.58
  1991............                            12,154.15              81,452.43                                   13,936.47
  1992............                            10,726.94              75,516.79                                   16,115.97
  1993............                            14,575.67              86,407.09 $10,685.22            $10,638.82  18,867.86
  1994............  $ 9,012.40  $ 9,633.91    14,669.53 $ 9,122.84   79,198.42  10,534.58 $ 9,060.66  10,390.32  20,086.86
  1995............   11,482.43   10,115.92    15,990.34  13,422.49  107,828.80  13,584.96  12,483.38  14,028.76  26,988.81
  1996............   14,846.03   10,667.11    17,993.85  15,028.03  128,753.66  15,808.63  15,551.09  16,392.61  30,672.47
  1997............   18,407.59   10,408.36    19,953.79  18,767.63  156,825.48  18,354.37  20,706.40  21,773.88  38,737.01
  1998............
                                                     Salomon
                                                    Brothers     Back Bay   Salomon    Back Bay
                    Westpeak   Loomis   Back Bay    Strategic    Advisors   Brothers   Advisors
                     Stock     Sayles    Managed      Bond         Bond       U.S.      Money
                    Index(4)  Balanced  Series(4) Opportunities   Income   Government   Market
                    -------- ---------- --------- ------------- ---------- ---------- ----------
 As of December
 31:
  1983............    $                   $                     $10,339.37            $10,258.59
  1984............                                               11,453.64             11,175.34
  1985............                                               13,388.01             11,905.86
  1986............                                               15,137.25             12,514.94
  1987............                                               15,242.29             13,122.50
  1988............                                               16,265.40             13,889.20
  1989............                                               17,990.50             14,941.00
  1990............                                               19,151.95             15,916.76
  1991............                                               22,256.25             16,648.66
  1992............                                               23,722.98             17,018.47
  1993............                                               26,326.49             17,259.12
  1994............           $ 9,968.28            $ 9,838.87    25,071.19 $10,038.07  17,674.12
  1995............            12,242.06             11,557.83    29,948.07  11,360.92  18,401.19
  1996............            14,087.95             13,008.06    30,873.63  11,548.68  19,053.28
  1997............            16,117.12             14,224.45    33,745.25  12,328.54  19,770.95
  1998............
                                                     Salomon
                                                    Brothers     Back Bay   Salomon    Back Bay
                    Westpeak   Loomis   Back Bay    Strategic    Advisors   Brothers   Advisors
                     Stock     Sayles    Managed      Bond         Bond       U.S.      Money
                    Index(4)  Balanced  Series(4) Opportunities   Income   Government   Market
                    -------- ---------- --------- ------------- ---------- ---------- ----------
 As of December
 31:
  1983............    $                   $                     $ 9,724.51            $ 9,648.46
  1984............                                               10,825.14             10,561.87
  1985............                                               12,715.30             11,306.52
  1986............                                               14,446.07             11,941.77
  1987............                                               14,614.97             12,581.04
  1988............                                               15,669.85             13,379.19
  1989............                                               17,413.80             14,460.36
  1990............                                               18,624.85             15,477.01
  1991............                                               21,845.84             16,338.98
  1992............                                               23,499.47             16,855.30
  1993............                                               26,316.49             17,249.12
  1994............           $ 9,380.13            $ 9,258.29    25,061.19 $ 9,445.85  17,664.12
  1995............            11,575.99             10,928.71    29,938.07  10,742.43  18,391.19
  1996............            13,385.59             12,359.16    30,863.63  10,972.02  19,043.28
  1997............            15,386.85             13,579.35    33,735.25  11,768.76  19,760.95
  1998............

                 Annual Percentage Change in Contract Value(1)

                                     Morgan
                          Loomis     Stanley                              Goldman
                          Sayles  International          Alger             Sachs    Davis
                          Small      Magnum              Equity  Capital   Midcap  Venture
                           Cap      Equity(2)   Overseas Growth  Growth   Value(3)  Value
                          ------  ------------- -------- ------  -------  -------- -------
As of December 31:
 1983...................                                           4.70%
 1984...................                                          -2.23
 1985...................                                          65.49
 1986...................                                          92.42
 1987...................                          -6.55%          50.58
 1988...................                           6.32          -10.08
 1989...................                          24.23           28.95
 1990...................                          -3.23           -4.83
 1991...................                           6.28           51.86
 1992...................                         -12.13           -7.35
 1993...................                          35.16           13.39    13.70%
 1994...................  -4.09%       2.38%       0.18  -3.05%   -8.34    -1.88    -3.71%
 1995...................  26.75        4.50        7.99  46.40    36.15    28.29    37.10
 1996...................  28.64        4.95       11.49  11.43    19.40    15.80    23.90
 1997...................  22.94       -2.88        9.88  23.75    21.80    15.54    31.52
 1998...................
Cumulative Return.......
Annual Effective Rate of
 Return.................

                                                                             Salomon
                                                                Back Bay    Brothers    Back Bay  Salomon   Back Bay
                           Westpeak           Westpeak  Loomis  Advisors    Strategic   Advisors  Brothers  Advisors
                            Growth   Equity-   Stock    Sayles   Managed      Bond        Bond      U.S.     Money
                          and Income Income   Index(4) Balanced Series(4) Opportunities  Income  Government  Market
                          ---------- -------  -------- -------- --------- ------------- -------- ---------- --------
As of December 31:
 1983...................                                                                  3.39%               2.59%
 1984...................                                                                 10.78                8.94
 1985...................                                                                 16.89                6.54
 1986...................              -1.11%                                             13.07                5.12
 1987...................              -2.76                                               0.69                4.85
 1988...................              20.76                                               6.71                5.84
 1989...................              15.51                                              10.61                7.57
 1990...................             -16.67                                               6.46                6.53
 1991...................              29.40                                              16.21                4.60
 1992...................              15.10                                               6.59                2.22
 1993...................    13.21%    16.53                                              10.97                1.41
 1994...................    -2.80      5.48             -0.32%                -1.61%     -4.77      0.38%     2.40
 1995...................    34.31     33.13             22.81                 17.47      19.45     13.18      4.11
 1996...................    16.28     12.62             15.08                 12.55       3.09      1.65      3.54
 1997...................    31.47     26.29             14.40                  9.35       9.30      6.75      3.77
 1998...................
Cumulative Return.......
Annual Effective Rate of
 Return.................

                                                              Lehman
                                                           Intermediate
                                                           Government/
                                       Dow Jones  S&P 500   Corporate   Consumer
                                       Industrial  Stock       Bond      Price
                                       Average(5) Index(6)   Index(7)   Index(8)
                                       ---------- -------- ------------ --------
As of December 31:
 1983................................     5.11%     1.79%      4.51%      1.07%
 1984................................     1.35      6.27      14.37       3.95
 1985................................    33.62     31.73      18.06       3.77
 1986................................    27.25     18.66      13.13       1.13
 1987................................     5.55      5.25       3.66       4.41
 1988................................    16.21     16.61       6.67       4.42
 1989................................    32.24     31.69      12.77       4.65
 1990................................     -.54     -3.10       9.16       6.11
 1991................................    24.25     30.47      14.62       3.06
 1992................................     7.40      7.62       7.17       2.90
 1993................................    16.97     10.08       8.79       2.75
 1994................................     5.02      1.32      -1.93       2.67
 1995................................    36.94     37.58      15.33       2.54
 1996................................    28.91     22.96       4.05       3.32
 1997................................    24.91     33.36       7.87       1.83
 1998................................
Cumulative Return....................
Annual Effective Rate of Return......

                 Annual Percentage Change in Surrender Value(1)

                                     Morgan
                          Loomis     Stanley                              Goldman
                          Sayles  International          Alger             Sachs    Davis
                          Small      Magnum              Equity  Capital   Midcap  Venture
                           Cap      Equity(2)   Overseas Growth  Growth   Value(3)  Value
                          ------  ------------- -------- ------  -------  -------- -------
As of December 31:
 1983...................                                          -1.52%
 1984...................                                          -1.76
 1985...................                                          66.75
 1986...................                                          97.06
 1987...................                         -12.29%          51.87
 1988...................                           6.85          -10.24
 1989...................                          24.89           29.49
 1990...................                          -2.78           -4.90
 1991...................                           6.80           52.65
 1992...................                         -11.74           -7.29
 1993...................                          35.88           14.42     6.85%
 1994...................  -9.88%      -3.66%       0.64  -8.77%   -8.34    -1.41    -9.39%
 1995...................  27.41        5.00        9.00  47.13    36.15    28.96    37.78
 1996...................  29.29        5.45       12.53  11.96    19.41    16.37    24.57
 1997...................  23.99       -2.43       10.89  24.88    21.80    16.10    33.15
 1998...................
Cumulative Return.......
Annual Effective Rate of
 Return.................

                                                                             Salomon
                                                                Back Bay    Brothers    Back Bay  Salomon   Back Bay
                           Westpeak           Westpeak  Loomis  Advisors    Strategic   Advisors  Brothers  Advisors
                            Growth   Equity-   Stock    Sayles   Managed      Bond        Bond      U.S.     Money
                          and Income Income   Index(4) Balanced Series(4) Opportunities  Income  Government  Market
                          ---------- -------  -------- -------- --------- ------------- -------- ---------- --------
As of December 31:
 1983...................                                                                 -2.75%              -3.52%
 1984...................                                                                 11.32                9.47
 1985...................                                                                 17.46                7.05
 1986...................              -6.95%                                             13.61                5.62
 1987...................              -2.30                                               1.17                5.35
 1988...................              21.34                                               7.22                6.34
 1989...................              16.07                                              11.13                8.08
 1990...................             -16.29                                               6.95                7.03
 1991...................              30.02                                              17.29                5.57
 1992...................              15.64                                               7.57                3.16
 1993...................     6.39%    17.08                                              11.99                2.34
 1994...................    -2.34      6.46             -6.20%                -7.42%     -4.77     -5.54%     2.41
 1995...................    35.02     34.36             23.41                 18.04      19.46     13.73      4.12
 1996...................    16.85     13.65             15.63                 13.09       3.09      2.14      3.55
 1997...................    32.83     26.29             14.95                  9.87       9.30      7.26      3.77
 1998...................
Cumulative Return.......
Annual Effective Rate of
 Return.................

                                                              Lehman
                                                           Intermediate
                                                           Government/
                                       Dow Jones  S&P 500   Corporate   Consumer
                                       Industrial  Stock       Bond      Price
                                       Average(5) Index(6)   Index(7)   Index(8)
                                       ---------- -------- ------------ --------
As of December 31:
 1983................................     5.11%     1.79%      4.51%      1.07%
 1984................................     1.35      6.27      14.37       3.95
 1985................................    33.62     31.73      18.06       3.77
 1986................................    27.25     18.66      13.13       1.13
 1987................................     5.55      5.25       3.66       4.41
 1988................................    16.21     16.61       6.67       4.42
 1989................................    32.24     31.69      12.77       4.65
 1990................................     -.54     -3.10       9.16       6.11
 1991................................    24.25     30.47      14.62       3.06
 1992................................     7.40      7.62       7.17       2.90
 1993................................    16.97     10.08       8.79       2.75
 1994................................     5.02      1.32      -1.93       2.67
 1995................................    36.94     37.58      15.35       2.54
 1996................................    28.91     22.96       4.05       3.32
 1997................................    24.91     33.36       7.87       1.83
 1998................................
Cumulative Return....................
Annual Effective Rate of Return......

--------
NOTES:

(1) The Contract Value, surrender value and annual percentage change figures assume reinvestment of dividends and capital gain distributions. The Contract Value figures are net of all deductions and expenses except premium tax. Each surrender value shown equals the Contract Value less any applicable Contingent Deferred Sales Charge and a pro rata portion of the annual $30 Administration Contract Charge. (See "Administration Charges, Contingent Deferred Sales and Other Deductions.") 1983 figures for the Capital Growth, Back Bay Advisors Bond Income and Back Bay Advisors Money Market Series are from September 1 through December 31, 1983. The 1986 figure for the Equity-Income Portfolio is from November 1, 1986 through December 31, 1986; the 1987 figure for the Overseas Portfolio is from February 1, 1987 through December 31, 1987. The 1987 figures for the Westpeak Stock Index and Back Bay Advisors Managed Series are from May 1, 1987 through December 31, 1987. The 1993 figures for the Goldman Sachs Midcap Value and Westpeak Growth and Income Series are from May 1, 1993 through December 31, 1993. The 1994 figure for the Loomis Sayles Small Cap Series is from May 2, 1994 through December 31, 1994. The 1994 figures for the other Zenith Fund Series are from November 1, 1994 through December 31, 1994.
(2) The Morgan Stanley International Magnum Equity Series' subadviser was Draycott Partners, Ltd. until May 1, 1997, when Morgan Stanley Asset Management Inc. became the subadviser.
(3) The Goldman Sachs Midcap Value Series' subadviser was Loomis, Sayles & Company, L.P. until May 1, 1998, when Goldman Sachs Asset Management became the subadviser.

(4) The Westpeak Stock Index and Back Bay Advisors Managed Series are only available through Contracts purchased prior to May 1, 1995.

(5) The Dow Jones Industrial Average is an unmanaged index of 30 large industrial stocks traded on the New York Stock Exchange. The annual percentage change figures have been adjusted to reflect reinvestment of dividends. 1983 figures are from September 1 through December 31, 1983.

(6) The S&P 500 Stock Index is an unmanaged weighted index of the stock performance of 500 industrial, transportation, utility and financial companies. The annual percentage change figures have been adjusted to reflect reinvestment of dividends. 1983 figures are from September 1 through December 31, 1983.

(7) The Lehman Intermediate Government/Corporate Bond Index is a subset of the Lehman Government/ Corporate Bond Index covering all issues with maturities between 1 and 10 years which is comprised of taxable, publicly issued, non-convertible debt obligations issued or guaranteed by the U.S. Government or its agencies and another Lehman Index that is comprised of taxable, fixed rate publicly issued, investment grade non-convertible corporate debt obligations. 1983 figures are from September 1 through December 31, 1983.

(8) The Consumer Price Index, published by the U.S. Bureau of Labor Statistics, is a statistical measure of changes, over time, in the prices of goods and services. 1983 figures are from September 1 through December 31, 1983.

  The chart below illustrates what would have been the change in value of a $100 monthly investment in each of the Eligible Funds if monthly purchase payments for a Contract had been made on the first day of each month starting with September 1, 1983 for the Capital Growth, Back Bay Advisors Bond Income and Back Bay Advisors Money Market Series; November 1, 1986 for the Equity-Income Portfolio; February 1, 1987 for the Overseas Portfolio; May 1, 1987 for the Westpeak Stock Index Series and Back Bay Advisors Managed Series; May 1, 1993 for the Goldman Sachs Midcap Value and Westpeak Growth and Income Series; May 2, 1994 for the Loomis Sayles Small Cap Series; and November 1, 1994 for the other six Zenith Fund Series. The figures shown do not reflect the deduction of any premium tax charge, and only surrender values, not Contract Values, reflect the deduction of any applicable Contingent Deferred Sales Charge. Each purchase payment is divided by the Accumulation Unit Value of each sub-account on the date of the investment to calculate the number of Accumulation Units purchased. The total number of units under the Contract is reduced on each Contract anniversary as a result of the $30 Administration Contract Charge, as described in the illustrations of average annual total return. The Contract Value and the surrender value are calculated according to the methods described in the preceding examples. The annual effective rate of return in this illustration represents the compounded annual rate that the hypothetical purchase payments shown would have had to earn in order to produce the Contract Value and surrender value illustrated on December 31, 1998. In other words, the annual effective rate of return is the rate which, when added to 1 and raised to a power equal to the number of months for which the payment is invested divided by twelve, and multiplied by the payment amount, for all monthly payments, would yield the contract value or surrender value on the ending date of the illustration.

                              Investment Results

  September 1, 1983--December 31, 1998 (Capital Growth, Bond Income and Money
                              Market Series)

 (November 1, 1986--December 31, 1998 for Equity-Income Portfolio and February
            1, 1987--December 31, 1998 for Overseas Portfolio)

   (May 1, 1987--December 31, 1998 for the Westpeak Stock Index and Back Bay
                         Advisors Managed Series)

   (May 2, 1994--December 31, 1998 for Loomis Sayles Small Cap Series)

  (November 1, 1994--December 31, 1998 for all other Zenith Fund Series)

                                                     Contract Value
                               ------------------------------------------------------------------
                                            Morgan
                                Loomis      Stanley                                     Goldman
                                Sayles   International              Alger                Sachs
                   Cumulative    Small      Magnum                 Equity    Capital    Midcap
                   Payments(1)    Cap      Equity(2)    Overseas   Growth     Growth   Value(3)
                   ----------- --------- ------------- ---------- --------- ---------- ---------
As of December
31:
 1983............    $   400                                                $   409.40
 1984............      1,600                                                  1,648.95
 1985............      2,800                                                  4,277.11
 1986............      4,000                                                  9,765.58
 1987............      5,200                           $ 1,007.13            15,890.14
 1988............      6,400                             2,306.86            15,451.37
 1989............      7,600                             4,229.80            21,215.12
 1990............      8,800                             5,222.71            21,316.48
 1991............     10,000                             6,778.08            33,833.21
 1992............     11,200                             7,031.68            32,549.81
 1993............     12,400                            10,872.84            38,177.72 $  848.90
 1994............     13,600   $  782.65   $  204.56    12,048.05 $  199.08  36,110.66  2,021.49
 1995............     14,800    2,337.57    1,436.32    14,272.33  1,671.74  50,536.57  3,907.29
 1996............     16,000    4,363.73    2,706.36    17,185.14  3,119.42  61,680.44  5,786.10
 1997............     17,200    6,686.43    3,767.74    20,101.70  5,139.40  76,386.05  7,957.27
 1998............
Annual Effective
Rate of Return...
                                                         Contract Value
                  ------------------------------------------------------------------------------------------------------------

                            Westpeak                                              Salomon      Back Bay   Salomon    Back Bay
                    Davis    Growth              Westpeak  Loomis    Back Bay     Brothers     Advisors   Brothers   Advisors
                   Venture     and     Equity-    Stock    Sayles    Advisors  Strategic Bond    Bond       U.S.      Money
                    Value    Income     Income   Index(4) Balanced  Managed(4) Opportunities    Income   Government   Market
                  --------- --------- ---------- -------- --------- ---------- -------------- ---------- ---------- ----------
As of December
31:
 1983............                                  $                   $                      $   405.13            $   406.44
 1984............                                                                               1,720.27              1,673.57
 1985............                                                                               3,304.19              2,999.59
 1986............                     $   195.78                                                4,982.85              4,362.45
 1987............                       1,215.08                                                6,208.12              5,788.99
 1988............                       2,714.98                                                7,835.43              7,350.98
 1989............                       4,346.48                                                9,915.71              9,142.45
 1990............                       4,721.63                                               11,807.13             10,970.63
 1991............                       7,427.49                                               15,037.48             12,694.15
 1992............                       9,840.29                                               17,272.18             14,182.75
 1993............           $  848.38  12,731.03                                               20,405.31             15,588.48
 1994............ $  197.97  2,002.46  14,650.43          $  200.89              $  196.89     20,609.31 $  200.97   17,179.87
 1995............  1,632.30  4,059.83  20,892.48           1,543.68               1,507.66     25,924.91  1,476.06   19,112.88
 1996............  3,373.37  6,026.98  24,811.34           3,072.43               2,953.92     27,970.49  2,704.81   21,015.28
 1997............  5,782.92  9,279.81  32,682.67           4,784.73               4,468.88     31,839.31  4,116.70   23,035.65
 1998............
Annual Effective
Rate of Return...

----

(1)  Cumulative payments as of December 31, 1998 would be $       for Equity-
     Income, $       for Overseas, $      for Goldman Sachs Midcap Value and
     Westpeak Growth and Income, $      for Loomis Sayles Small Cap, and
     $      for each of the other Zenith Fund series.
(2) The Morgan Stanley International Magnum Equity Series' subadviser was Draycott Partners, Ltd. until May 1, 1997, when Morgan Stanley Asset Management Inc. became the subadviser.
(3) The Goldman Sachs Midcap Value Series' subadviser was Loomis, Sayles & Company, L.P. until May 1, 1998 when Goldman Sachs Asset Management became the subadviser.

(4) The Westpeak Stock Index Series and the Back Bay Advisors Managed Series are only available through Contracts purchased prior to May 1, 1995.

                                                        Surrender Value
                                    -----------------------------------------------------------------
                                                 Morgan
                                     Loomis      Stanley                                     Goldman
                                     Sayles   International              Alger                Sachs
                   Cumulative         Small      Magnum                 Equity    Capital    Midcap
                   Payments(1)         Cap      Equity(2)    Overseas   Growth     Growth   Value(3)
                   -----------      --------- ------------- ---------- --------- ---------- ---------
As of December 31:
 1983............    $   400                                                     $   375.45
 1984............      1,600                                                       1,549.91
 1985............      2,800                                                       4,055.39
 1986............      4,000                                                       9,435.58
 1987............      5,200                                $   920.71            15,464.14
 1988............      6,400                                  2,154.79            14,929.37
 1989............      7,600                                  3,992.93            20,597.12
 1990............      8,800                                  4,960.18            20,730.94
 1991............     10,000                                  6,476.07            33,214.21
 1992............     11,200                                  6,751.04            32,246.86
 1993............     12,400                                 10,502.85            38,167.72 $  779.24
 1994............     13,600        $  719.36   $  187.60    11,695.26 $  182.44  36,100.66  1,892.33
 1995............     14,800         2,193.84    1,353.76    13,987.92  1,576.47  50,526.57  3,693.88
 1996............     16,000         4,130.23    2,567.39    17,002.98  2,950.51  61,670.44  5,505.72
 1997............     17,200         6,363.04    3,593.19    20,074.20  4,903.13  76,376.05  7,615.01
 1998............
Annual Effective
Rate of Return...
                                                    Surrender Value
                  -------------------------------------------------------------------------------------

                            Westpeak                                Back Bay     Salomon      Back Bay   Salomon    Back Bay
                    Davis    Growth              Westpeak  Loomis   Advisors     Brothers     Advisors   Brothers   Advisors
                   Venture     and     Equity-    Stock    Sayles    Managed  Strategic Bond    Bond       U.S.      Money
                    Value    Income     Income   Index(4) Balanced  Series(4) Opportunities    Income   Government   Market
                  --------- --------- ---------- -------- --------- --------- -------------- ---------- ---------- ----------
As of December 31:
 1983............                                  $                   $                     $   371.43            $   372.66
 1984............                                                                              1,617.37              1,573.20
 1985............                                                                              3,130.63              2,841.11
 1986............                     $   179.32                                               4,748.62              4,156.14
 1987............                       1,144.47                                               5,946.69              5,544.54
 1988............                       2,575.59                                               7,543.35              7,076.34
 1989............                       4,145.89                                               9,593.36              8,844.46
 1990............                       4,525.41                                              11,478.34             10,664.43
 1991............                       7,155.10                                              14,756.80             12,455.65
 1992............                       9,525.32                                              17,106.73             14,045.10
 1993............           $  778.75  12,382.29                                              20,395.31             15,578.48
 1994............ $  181.39  1,874.32  14,381.73          $  184.14             $  180.37     20,599.31 $  184.22   17,169.67
 1995............  1,539.15  3,838.86  20,699.45           1,455.32              1,421.25     25,914.91  1,391.35   19,102.88
 1996............  3,201.39  5,735.76  24,806.34           2,915.35              2,802.70     27,960.49  2,565.93   21,005.28
 1997............  5,517.69  8,883.98  32,677.67           4,564.41              4,262.78     31,829.31  3,926.45   23,025.65
 1998............
Annual Effective
Rate of Return...

----

(1) Cumulative payments as of December 31, 1998 would be $       for Equity-
    Income, $       for Overseas, $      for Goldman Sachs Midcap Value and
    Westpeak Growth and Income, $      for Loomis Sayles Small Cap, and $
    for each of the other Zenith Fund series.
(2) The Morgan Stanley International Magnum Equity Series' subadviser was Draycott Partners, Ltd. until May 1, 1997, when Morgan Stanley Asset Management Inc. became the subadviser.
(3) The Goldman Sachs Midcap Value Series' subadviser was Loomis, Sayles & Company, L.P. until May 1, 1998, when Goldman Sachs Asset Management became the subadviser.

(4) The Westpeak Stock Index and Back Bay Advisors Managed Series are only available through Contracts purchased prior to May 1, 1995.

  As discussed in the prospectus in the third to the last paragraph of the section entitled "Investment Experience Information," the Variable Account may illustrate historical investment performance by showing the percentage change in unit value and the annual effective rate of return of each sub-account of the Variable Account for every calendar year since inception of the corresponding Eligible Funds to the date of the illustration and for the 10, 5 and 1 year periods and the year-to-date period ending with the date of the illustration. Examples of such illustrations follow. Such illustrations do not reflect the impact of any Contingent Deferred Sales Charge or the annual $30 Administration Contract Charge. The method of calculating the percentage change in unit value is described in the prospectus under "Investment Experience Information." The annual effective rate of return in these illustrations is calculated by dividing the unit value at the end of the period by the unit value at the beginning of the period, raising this quantity to the power of 1/n (where n is the number of years in the period), and then subtracting 1.

  Set forth on the following pages are illustrations of the percentage change in unit value information and annual effective rate of return information discussed above that may appear in the Variable Account's Annual and Semi-Annual Reports and in other illustrations of historical investment performance. Such illustrations do not reflect the impact of any Contingent Deferred Sales Charge or the annual $30 Administration Contract Charge.

                      Loomis Sayles Small Cap Sub-Account

                     Annual Percent Change in Unit Value*

                                                            Accumulation   %
    Date                                                     Unit Value  Change
    ----                                                    ------------ ------
May 1, 1994................................................   1.000000
December 31, 1994..........................................   0.959097   -4.1%
December 31, 1995..........................................   1.219226   27.1%
December 31, 1996..........................................   1.571807   28.9%
December 31, 1997..........................................   1.936137   23.2%
December 31, 1998..........................................                  %

       Percent Change in Unit Value and Annual Effective Rate of Return*

                                                              % Change  Annual
                                                              in Unit  Effective
                                                               Value     Rate
                                                              -------- ---------
4 years, 8 months ended December 31, 1998....................      %         %
1 year ended December 31, 1998...............................      %         %

           Morgan Stanley International Magnum Equity Sub-Account**

                     Annual Percent Change in Unit Value*

                                                            Accumulation   %
    Date                                                     Unit Value  Change
    ----                                                    ------------ ------
October 31, 1994...........................................   1.000000
December 31, 1994..........................................   1.023745    2.4%
December 31, 1995..........................................   1.073005    4.8%
December 31, 1996..........................................   1.129151    5.2%
December 31, 1997..........................................   1.099535   -2.6%
December 31, 1998..........................................                  %

       Percent Change in Unit Value and Annual Effective Rate of Return*

                                                              % Change  Annual
                                                              in Unit  Effective
                                                               Value     Rate
                                                              -------- ---------
4 years, 2 months ended December 31, 1998....................       %        %
1 year ended December 31, 1998...............................       %        %

--------
* Unit values do not reflect the impact of any Contingent Deferred Sales Charge or the annual $30 Administration Contract Charge.
** The Morgan Stanley International Magnum Equity Series' subadviser was
   Draycott Partners, Ltd. until May 1, 1997, when Morgan Stanley Asset Management Inc. became the subadviser.

                              Overseas Sub-Account

                      Annual Percent Change in Unit Value*

                                                            Accumulation   %
    Date                                                     Unit Value  Change
    ----                                                    ------------ ------
January 28, 1987...........................................   1.000000
December 31, 1987..........................................   0.934480    -6.6%
December 31, 1988..........................................   0.996890     6.7%
December 31, 1989..........................................   1.242056    24.6%
December 31, 1990..........................................   1.204901    -3.0%
December 31, 1991..........................................   1.283814     6.5%
December 31, 1992..........................................   1.130753   -11.9%
December 31, 1993..........................................   1.532303    35.5%
December 31, 1994..........................................   1.537887     0.4%
December 31, 1995..........................................   1.664159     8.2%
December 31, 1996..........................................   1.858653    11.7%
December 31, 1997..........................................   2.045625    10.1%
December 31, 1998..........................................                   %

       Percent Change in Unit Value and Annual Effective Rate of Return*

                                                              % Change  Annual
                                                              in Unit  Effective
                                                               Value     Rate
                                                              -------- ---------
11 years, 11 months ended December 31, 1998..................       %        %
10 years ended December 31, 1998.............................       %        %
5 years ended December 31, 1998..............................       %        %
1 year ended December 31, 1998...............................       %        %

                        Alger Equity Growth Sub-Account

                      Annual Percent Change in Unit Value*

                                                            Accumulation   %
    Date                                                     Unit Value  Change
    ----                                                    ------------ ------
October 31, 1994...........................................   1.000000
December 31, 1994..........................................   0.955891   -4.4%
December 31, 1995..........................................   1.402375   46.7%
December 31, 1996..........................................   1.565675   11.6%
December 31, 1997..........................................   1.940577   23.9%
December 31, 1998..........................................                  %

       Percent Change in Unit Value and Annual Effective Rate of Return*

                                                              % Change  Annual
                                                              in Unit  Effective
                                                               Value     Rate
                                                              -------- ---------
4 years, 2 months ended December 31, 1998....................      %         %
1 year ended December 31, 1998...............................      %         %

--------
* Unit values do not reflect the impact of any Contingent Deferred Sales Charge or the annual $30 Administration Contract Charge.

                          Capital Growth Sub-Account

                     Annual Percent Change in Unit Value*

                                                            Accumulation   %
    Date                                                     Unit Value  Change
    ----                                                    ------------ ------
August 26, 1983............................................   1.000000
December 31, 1983..........................................   1.086144     8.6%
December 31, 1984..........................................   1.065136    -1.9%
December 31, 1985..........................................   1.766488    65.8%
December 31, 1986..........................................   3.402150    92.6%
December 31, 1987..........................................   5.125504    50.7%
December 31, 1988..........................................   4.612285   -10.0%
December 31, 1989..........................................   5.950283    29.0%
December 31, 1990..........................................   5.665855    -4.8%
December 31, 1991..........................................   8.607664    51.9%
December 31, 1992..........................................   7.978068    -7.3%
December 31, 1993..........................................   9.049554    13.4%
December 31, 1994..........................................   8.297578    -8.3%
December 31, 1995..........................................  11.300017    36.2%
December 31, 1996..........................................  13.496435    19.4%
December 31, 1997..........................................  16.441932    21.8%
December 31, 1998..........................................                   %

       Percent Change in Unit Value and Annual Effective Rate of Return*

                                                              % Change  Annual
                                                              in Unit  Effective
                                                               Value     Rate
                                                              -------- ---------
15 years, 4 months ended December 31, 1998...................        %       %
10 years ended December 31, 1998.............................        %       %
5 years ended December 31, 1998..............................        %       %
1 year ended December 31, 1998...............................        %       %

                   Goldman Sachs Midcap Value** Sub-Account

                     Annual Percent Change in Unit Value*

                                                            Accumulation   %
    Date                                                     Unit Value  Change
    ----                                                    ------------ ------
April 30, 1993.............................................   1.000000
December 31, 1993..........................................   1.137039   13.7%
December 31, 1994..........................................   1.118794   -1.6%
December 31, 1995..........................................   1.438865   28.6%
December 31, 1996..........................................   1.669358   16.0%
December 31, 1997..........................................   1.932280   15.7%
December 31, 1998..........................................                  %

       Percent Change in Unit Value and Annual Effective Rate of Return*

                                                              % Change  Annual
                                                              in Unit  Effective
                                                               Value     Rate
                                                              -------- ---------
5 years, 8 months ended December 31, 1998....................      %         %
5 years ended December 31, 1998..............................      %         %
1 year ended December 31, 1998...............................      %         %

--------
* Unit values do not reflect the impact of any Contingent Deferred Sales Charge or the annual $30 Administration Contract Charge.
** The Goldman Sachs Midcap Value Series' subadviser was Loomis, Sayles &
   Company, L.P. until May 1, 1998, when Goldman Sachs Asset Management became the subadviser.

                        Davis Venture Value Sub-Account

                      Annual Percent Change in Unit Value*

                                                            Accumulation   %
    Date                                                     Unit Value  Change
    ----                                                    ------------ ------
October 31, 1994...........................................   1.000000
December 31, 1994..........................................   0.962860   -3.7%
December 31, 1995..........................................   1.323183   37.4%
December 31, 1996..........................................   1.642613   24.1%
December 31, 1997..........................................   2.163463   31.7%
December 31, 1998..........................................                  %

       Percent Change in Unit Value and Annual Effective Rate of Return*

                                                              % Change  Annual
                                                              in Unit  Effective
                                                               Value     Rate
                                                              -------- ---------
4 years, 2 months ended December 31, 1998....................       %        %
1 year ended December 31, 1998...............................       %        %

                     Westpeak Growth and Income Sub-Account

                      Annual Percent Change in Unit Value*

                                                            Accumulation   %
    Date                                                     Unit Value  Change
    ----                                                    ------------ ------
April 30, 1993.............................................   1.000000
December 31, 1993..........................................   1.132111   13.2%
December 31, 1994..........................................   1.103489   -2.5%
December 31, 1995..........................................   1.485762   34.6%
December 31, 1996..........................................   1.730922   16.5%
December 31, 1997..........................................   2.279329   31.7%
December 31, 1998..........................................                  %

       Percent Change in Unit Value and Annual Effective Rate of Return*

                                                              % Change  Annual
                                                              in Unit  Effective
                                                               Value     Rate
                                                              -------- ---------
5 years, 8 months ended December 31, 1998....................       %        %
5 years ended December 31, 1998..............................       %        %
1 year ended December 31, 1998...............................       %        %

                           Equity-Income Sub-Account

                      Annual Percent Change in Unit Value*

                                                            Accumulation   %
    Date                                                     Unit Value  Change
    ----                                                    ------------ ------
October 9, 1986............................................   1.000000
December 31, 1986..........................................   0.998929    -0.1%
December 31, 1987..........................................   0.974348    -2.5%
December 31, 1988..........................................   1.179618    21.1%
December 31, 1989..........................................   1.365709    15.8%
December 31, 1990..........................................   1.141297   -16.4%
December 31, 1991..........................................   1.480005    29.7%
December 31, 1992..........................................   1.706687    15.3%
December 31, 1993..........................................   1.991856    16.7%
December 31, 1994..........................................   2.104085     5.6%
December 31, 1995..........................................   2.804492    33.3%
December 31, 1996..........................................   3.161755    12.7%
December 31, 1997..........................................   3.996188    26.4%
December 31, 1998..........................................                   %

--------
* Unit values do not reflect the impact of any Contingent Deferred Sales Charge or the annual $30 Administration Contract Charge.

       Percent Change in Unit Value and Annual Effective Rate of Return*

                                                           % Change    Annual
                                                           in Unit    Effective
                                                            Value       Rate
                                                         ------------ ---------
12 years, 2 months ended December 31, 1998..............          %         %
10 years ended December 31, 1998........................          %         %
5 years ended December 31, 1998.........................          %         %
1 year ended December 31, 1998..........................          %         %

                      Westpeak Stock Index Sub-Account**

                     Annual Percent Change in Unit Value*

                                                         Accumulation     %
    Date                                                  Unit Value   Change
    ----                                                 ------------ ---------
May 1, 1987.............................................
December 31, 1987.......................................
December 31, 1988.......................................
December 31, 1989.......................................
December 31, 1990.......................................
December 31, 1991.......................................
December 31, 1992.......................................
December 31, 1993.......................................
December 31, 1994.......................................
December 31, 1995.......................................
December 31, 1996.......................................
December 31, 1997.......................................
December 31, 1998.......................................

       Percent Change in Unit Value and Annual Effective Rate of Return*

                                                           % Change    Annual
                                                           in Unit    Effective
                                                            Value       Rate
                                                         ------------ ---------
11 years, 8 months ended December 31, 1998..............          %         %
10 years ended December 31, 1998........................          %         %
5 years ended December 31, 1998.........................          %         %
1 year ended December 31, 1998..........................          %         %

                      Loomis Sayles Balanced Sub-Account

                     Annual Percent Change in Unit Value*

                                                         Accumulation     %
    Date                                                  Unit Value   Change
    ----                                                 ------------ ---------
October 31, 1994........................................   1.000000
December 31, 1994.......................................   0.996791     -0.3%
December 31, 1995.......................................   1.227281     23.1%
December 31, 1996.......................................   1.415482     15.3%
December 31, 1997.......................................   1.622453     14.6%
December 31, 1998.......................................                    %

--------

 * Unit values do not reflect the impact of any Contingent Deferred Sales Charge or the annual $30 Administration Contract Charge.

** These sub-accounts are only available through Contracts purchased prior to May 1, 1995.

       Percent Change in Unit Value and Annual Effective Rate of Return*

                                                           % Change    Annual
                                                           in Unit    Effective
                                                            Value       Rate
                                                         ------------ ---------
4 years, 2 months ended December 31, 1998...............          %         %
1 year ended December 31, 1998..........................          %         %

                    Back Bay Advisors Managed Sub-Account**

                     Annual Percent Change in Unit Value*

                                                         Accumulation     %
    Date                                                  Unit Value   Change
    ----                                                 ------------ ---------
May 1, 1987.............................................
December 31, 1987.......................................
December 31, 1988.......................................
December 31, 1989.......................................
December 31, 1990.......................................
December 31, 1991.......................................
December 31, 1992.......................................
December 31, 1993.......................................
December 31, 1994.......................................
December 31, 1995.......................................
December 31, 1996.......................................
December 31, 1997.......................................
December 31, 1998.......................................

       Percent Change in Unit Value and Annual Effective Rate of Return*

                                                           % Change    Annual
                                                           in Unit    Effective
                                                            Value       Rate
                                                         ------------ ---------
11 years, 8 months ended December 31, 1998..............          %         %
10 years ended December 31, 1998........................          %         %
5 years ended December 31, 1998.........................          %         %
1 year ended December 31, 1998..........................          %         %

           Salomon Brothers Strategic Bond Opportunities Sub-Account

                     Annual Percent Change in Unit Value*

                                                         Accumulation     %
    Date                                                  Unit Value   Change
    ----                                                 ------------ ---------
October 31, 1994........................................   1.000000
December 31, 1994.......................................   0.983850     -1.6%
December 31, 1995.......................................   1.158823     17.8%
December 31, 1996.......................................   1.307292     12.8%
December 31, 1997.......................................   1.432601      9.6%
December 31, 1998.......................................                    %

       Percent Change in Unit Value and Annual Effective Rate of Return*

                                                           % Change    Annual
                                                           in Unit    Effective
                                                            Value       Rate
                                                         ------------ ---------
4 years, 2 months ended December 31, 1998...............          %         %
1 year ended December 31, 1998..........................          %         %

--------

 * Unit values do not reflect the impact of any Contingent Deferred Sales Charge or the annual $30 Administration Contract Charge.

** These sub-accounts are only available through Contracts purchased prior to May 1, 1995.

                   Back Bay Advisors Bond Income Sub-Account

                      Annual Percent Change in Unit Value*

                                                             Accumulation   %
Date                                                          Unit Value  Change
----                                                         ------------ ------
August 26, 1983.............................................   1.000000
December 31, 1983...........................................   1.027196    2.7%
December 31, 1984...........................................   1.141109   11.1%
December 31, 1985...........................................   1.337005   17.2%
December 31, 1986...........................................   1.514752   13.3%
December 31, 1987...........................................   1.528314    0.9%
December 31, 1988...........................................   1.633970    6.9%
December 31, 1989...........................................   1.810362   10.8%
December 31, 1990...........................................   1.930406    6.6%
December 31, 1991...........................................   2.246568   16.4%
December 31, 1992...........................................   2.397657    6.7%
December 31, 1993...........................................   2.663825   11.1%
December 31, 1994...........................................   2.539801   -4.7%
December 31, 1995...........................................   3.037039   19.6%
December 31, 1996...........................................   3.134109    3.2%
December 31, 1997...........................................   3.428788    9.4%
December 31, 1998...........................................                  %

       Percent Change in Unit Value and Annual Effective Rate of Return*

                                                              % Change  Annual
                                                              in Unit  Effective
                                                               Value     Rate
                                                              -------- ---------
15 years, 4 months ended December 31, 1998...................       %        %
10 years ended December 31, 1998.............................       %        %
5 years ended December 31, 1998..............................       %        %
1 year ended December 31, 1998...............................       %        %

                  Salomon Brothers U.S. Government Sub-Account

                      Annual Percent Change in Unit Value*

                                                             Accumulation   %
Date                                                          Unit Value  Change
----                                                         ------------ ------
October 31, 1994............................................   1.000000
December 31, 1994...........................................   1.003770    0.4%
December 31, 1995...........................................   1.139109   13.5%
December 31, 1996...........................................   1.160957    1.9%
December 31, 1997...........................................   1.242399    7.0%
December 31, 1998...........................................                  %

       Percent Change in Unit Value and Annual Effective Rate of Return*

                                                              % Change  Annual
                                                              in Unit  Effective
                                                               Value     Rate
                                                              -------- ---------
4 years, 2 months ended December 31, 1998....................       %        %
1 year ended December 31, 1998...............................       %        %

--------
* Unit values do not reflect the impact of any Contingent Deferred Sales Charge or the annual $30 Administration Contract Charge.

                   Back Bay Advisors Money Markey Sub-Account

                      Annual Percent Change in Unit Value*

                                                             Accumulation   %
Date                                                          Unit Value  Change
----                                                         ------------ ------
August 26, 1983.............................................   1.000000
December 31, 1983...........................................   1.027165    2.7%
December 31, 1984...........................................   1.122053    9.2%
December 31, 1985...........................................   1.198477    6.8%
December 31, 1986...........................................   1.262853    5.4%
December 31, 1987...........................................   1.327245    5.1%
December 31, 1988...........................................   1.407892    6.1%
December 31, 1989...........................................   1.517621    7.8%
December 31, 1990...........................................   1.619846    6.7%
December 31, 1991...........................................   1.697425    4.8%
December 31, 1992...........................................   1.738206    2.4%
December 31, 1993...........................................   1.765866    1.6%
December 31, 1994...........................................   1.811432    2.6%
December 31, 1995...........................................   1.889065    4.3%
December 31, 1996...........................................   1.959126    3.7%
December 31, 1997...........................................   2.036045    3.9%
December 31, 1998...........................................                  %

       Percent Change in Unit Value and Annual Effective Rate of Return*

                                                              % Change  Annual
                                                              in Unit  Effective
                                                               Value     Rate
                                                              -------- ---------
15 years, 4 months ended December 31, 1998...................       %        %
10 years ended December 31, 1998.............................       %        %
5 years ended December 31, 1998..............................       %        %
1 year ended December 31, 1998...............................       %        %

--------
* Unit values do not reflect the impact of any Contingent Deferred Sales Charge or the annual $30 Administration Contract Charge.

                             NET INVESTMENT FACTOR

  The net investment factor ("Net Investment Factor") for each sub-account is determined on each day on which the New York Stock Exchange is open for trading as follows:

    (1) The net asset value per share of the Eligible Fund held in the sub-account determined as of the close of regular trading on the New York Stock Exchange on a particular day;

    (2) Plus the per share amount of any dividend or capital gains distribution made by the Eligible Fund since the close of regular trading on the New York Stock Exchange on the preceding trading day;

    (3) Is divided by the net asset value per share of the Eligible Fund as of the close of regular trading on the New York Stock Exchange on the preceding trading day; and

    (4) Finally, the daily charges for the Administration Asset Charge and Mortality and Expense Risk Charge that have accumulated since the close of regular trading on the New York Stock Exchange on the preceding trading day are subtracted. (See "Administration Charges, Contingent Deferred Sales Charge and Other Deductions" in the prospectus.) On an annual basis, the total deduction for such charges equals 1.35% of the daily net asset value of the Variable Account.

                               ANNUITY PAYMENTS

  At annuitization, the Contract Value is applied toward the purchase of monthly variable annuity payments. The amount of these payments will be determined on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the age of the Payee at annuitization, (ii) the assumed interest rate selected,
(iii) the type of payment option selected, and (iv) the investment performance of the Eligible Fund selected.

  When a variable payment option is selected, the Contract proceeds will be applied at annuity purchase rates, which vary depending on the particular option selected and the age of the Payee, to calculate the basic payment level purchased by the Contract Value. With respect to Contracts issued in New York or Oregon for use in situations not involving an employer-sponsored plan, annuity purchase rates used to calculate the basic payment level will also reflect the sex of the Payee when the payment option involves a life contingency. The impact of the choice of option and the sex and age of the Payee on the level of annuity payments is described in the prospectus under "Amount of Variable Annuity Payments."

  The amount of the basic payment level is determined by applying the applicable annuity purchase rate to the amount applied from each sub-account to provide the annuity. This basic payment level is converted into annuity units, the number of which remains constant. Each monthly annuity payment is in an amount equal to that number of annuity units multiplied by the applicable annuity unit value for that payment (described below). The applicable annuity unit value for each sub-account will change from day to day depending upon the investment performance of the sub-account, which in turn depends upon the investment performance of the Eligible Fund in which the sub-account invests.

  The selection of an assumed interest rate ("Assumed Interest Rate") will affect both the basic payment level and the amount by which subsequent payments increase or decrease. The basic payment level is calculated on the assumption that the Net Investment Factors applicable to the Contract will be equivalent on an annual basis to a net investment return at the Assumed Interest Rate. If this assumption is met following the date any payment is determined, then the amount of the next payment will be exactly equal to the amount of the preceding payment. If the actual Net Investment Factors are equivalent to a net investment return greater than the Assumed Interest Rate, the next payment will be larger than the preceding one; if the actual Net Investment Factors are equivalent to a net investment return smaller than the Assumed Interest Rate, then the next payment will be smaller than the preceding payment. The definition of the Assumed Interest Rate, and the effect of the level of the Assumed Interest Rate on the amount of monthly payments is explained in the prospectus under "Amount of Variable Annuity Payments."

  The number of annuity units credited under a variable payment option is determined as follows:

    (1) The proceeds under a deferred Contract, or the net purchase payment under an immediate Contract (at such time as immediate Contracts may be made available), are applied at the Company's annuity purchase rates for the selected Assumed Interest Rate to determine the basic payment level. (The amount of Contract Value or Death Proceeds applied will be reduced by any applicable Contingent Deferred Sales Charge, Administration Contract Charge and the amount of any outstanding loan plus accrued interest.)

    (2) The number of annuity units is determined by dividing the amount of the basic payment level by the applicable annuity unit value(s) next determined following the date of application of proceeds (in the case of a deferred Contract) or net purchase payment (in the case of an immediate Contract.)

  The dollar amount of the initial payment will be at the basic payment level. The dollar amount of each subsequent payment is determined by multiplying the number of annuity units by the applicable annuity unit value which is determined at least 14 days before the payment is due.

  The value of an annuity unit for each sub-account depends on the Assumed Interest Rate and on the Net Investment Factors applicable at the time of valuation. The initial annuity unit values were set at $1.00 effective on or about the date on which shares of the corresponding Eligible Funds were first publicly available. The Net Investment Factor and, therefore, changes in the value of an annuity unit under a variable payment option, reflect the deduction of the Mortality and Expense Risk Charge and Administration Asset Charge. (See "Net Investment Factor" above.)

  The annuity unit value for each sub-account is equal to the corresponding annuity unit value for the sub-account previously determined multiplied by the applicable Net Investment Factor for that sub-account for the New York Stock Exchange trading day then ended, and further multiplied by the assumed interest factor ("Assumed Interest Factor") for each day of the valuation period. The Assumed Interest Factor represents the daily equivalent of the Contract's annual Assumed Interest Rate. In the calculation of annuity unit values, the Assumed Interest Factor has the effect of reducing the Net Investment Factor by an amount equal to the daily equivalent of the Contract's Assumed Interest Rate. The result of this adjustment is that if the Net Investment Factor for a valuation period is greater (when expressed as an annual net investment return) than the Assumed Interest Rate, the annuity unit value will increase. If the Net Investment Factor for the period is less (when expressed as an annual net investment return) than the Assumed Interest Rate, the annuity unit value will decrease. At an Assumed Interest Rate of 3.5%, the Assumed Interest Factor is .9999058. Assumed Interest Factors for other Assumed Interest Rates are computed on a consistent basis.

  An illustration of annuity income payments under various hypothetical and historical rates appear below. The monthly equivalents of the hypothetical annual net returns of 0%, 5.71%, 6%, 8% and 10% shown in the tables at pages
II-23 and II-24 are 0%,     %,     %,     % and     %.

             HYPOTHETICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS

  The following tables have been prepared to show how variable annuity income payments under the Contract change with investment performance over an extended period of time. The tables illustrate how monthly annuity income payments would vary over time if the return on assets in the selected
portfolios were a uniform gross annual rate of 0%,     %, 6%, 8% or 10%. The
values would be different from those shown if the returns averaged 0%,     %,
6%, 8% or 10%, but fluctuated over and under those averages throughout the years.

  The tables reflect the daily charge to the sub-accounts for assuming mortality and expense risks, which is equivalent to an annual charge of .95% and the daily administrative charge which is equivalent to an annual charge of 0.40%. The amounts shown in the tables also take into account the Eligible Funds' management fees and operating expenses which are assumed to be at an
annual rate of    % of the average daily net assets of the Eligible Funds.
Actual fees and expenses of the Eligible Funds associated with your Contract
may be more or less than   %, will vary from year to year, and will depend on
how you allocate your Contract Value. See the section in your current prospectus entitled "Expense Table" for more complete details. The monthly annuity income payments illustrated are on a pre-tax basis. The federal income tax treatment of annuity income considerations is generally described in the section of your current prospectus entitled "Federal Income Tax Status."

  The tables show both the gross rate and the net rate. The difference between gross and net rates represents the 1.35% for mortality and expense risk and
administrative charges and the assumed    % for investment management and
operating expenses. Since these charges are deducted daily from assets, the
difference between the gross and net rate is not exactly     %.

  Two tables follow. The first table assumes that 100% of the Contract Value is allocated to a variable annuity income option, the second assumes that 50% of the Contract Value is placed under a fixed annuity income option, using the fixed crediting rate the Company offered on the fixed annuity income option at the date of the illustration. Both illustrations assume that the final value of the accumulation account is $100,000 and is applied at age 65 to purchase a life annuity for a guaranteed period of 10 years certain and life thereafter.

  When part of the Contract Value has been allocated to the fixed annuity income option, the guaranteed minimum annuity income payment resulting from this allocation is also shown. The illustrated variable annuity income payments are determined through the use of standard mortality tables and an assumed interest rate of 3.5% per year. Thus, actual performance greater than 3.5% per year will result in increasing annuity income payments and actual performance less than 3.5% per year will result in decreasing annuity income payments. The Company offers alternative Assumed Interest Rates from which you may select. Fixed annuity income payments remain constant. Initial monthly annuity income payments under a fixed annuity income payout are generally higher than initial payments under a variable income payout option.

  These tables show the monthly income payments for several hypothetical constant assumed interest rates. Of course, actual investment performance will not be constant and may be volatile. Actual monthly income amounts would differ from those shown if the actual rate of return averaged the rate shown over a period of years, but also fluctuated above or below those averages for individual contract years. Upon request, and when you are considering an annuity income option, the Company will furnish a comparable illustration based on your individual circumstances.

                         ANNUITY PAY-OUT ILLUSTRATION
                            (100% VARIABLE PAYOUT)

 ANNUITANT:                             GROSS AMOUNT OF CONTRACT
                               John Doe VALUE:                     $100,000
 SEX:                          Unisex   DATE OF ILLUSTRATION:        4/1/99
 ANNUITY OPTION SELECTED:      Life Income with 10 Years Certain*
 FREQUENCY OF INCOME PAYMENTS: Monthly

FIXED MONTHLY ANNUITY INCOME PAYMENT BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED FOR AGE 65: $562.00

ILLUSTRATIVE AMOUNTS BELOW ASSUME THAT 100% OF THE CONTRACT VALUE IS ALLOCATED TO VARIABLE PAYOUT.

ASSUMED INTEREST RATE AT WHICH MONTHLY VARIABLE PAYMENTS REMAIN CONSTANT: 3.5%

VARIABLE MONTHLY ANNUITY INCOME PAYMENT ON THE DATE OF THE
ILLUSTRATION: $581.00

MONTHLY INCOME PAYMENTS WILL VARY WITH INVESTMENT PERFORMANCE. NO MINIMUM DOLLAR AMOUNT IS GUARANTEED.

                              AMOUNT OF FIRST MONTHLY PAYMENT IN YEAR SHOWN
                                   WITH AN ASSUMED RATE OF RETURN OF:
                            -------------------------------------------------
                      Gross    0%           %      6%        8%        10%
PAYMENT  CALENDAR     ----- --------- --------- --------- --------- ---------
 YEAR      YEAR   AGE Net**       %     3.50%         %         %         %
-------  -------- --- ----- --------- --------- --------- --------- ---------
    1      1998    65          581.00    581.00    581.00    581.00    581.00
    2      1999    66                    581.00
    3      2000    67                    581.00
    4      2001    68                    581.00
    5      2002    69                    581.00
   10      2007    74                    581.00
   15      2012    79                    581.00
   20      2017    84                    581.00

IT IS EMPHASIZED THAT THE ASSUMED RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL PERFORMANCE RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE CONTRACT OWNER AND THE VARIOUS RATES OF RETURN OF THE PORTFOLIOS SELECTED. THE AMOUNT OF THE INCOME PAYMENT WOULD BE DIFFERENT FROM THAT SHOWN IF THE ACTUAL PERFORMANCE AVERAGED THE ASSUMED RATES OF RETURN SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. SINCE IT IS HIGHLY LIKELY THAT PERFORMANCE WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY INCOME (BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUNDS THAT THIS HYPOTHETICAL PERFORMANCE CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.
--------
* Income payments are made during the Annuitant's lifetime. If the Annuitant dies before payments have been made for the 10 Year Certain Period, payments will be continued for the balance of the Certain Period. The cumulative amount of income payments received under the annuity depends on how long the Annuitant lives after the Certain Period. An annuity pools the mortality experience of Annuitants. Annuitants who die earlier, in effect, subsidize the payments for those who live longer.
** The illustrated Net Assumed Rates of Return reflect the deduction of average fund expenses and the 1.35% Mortality and Expense Risk and Administration Asset Charges from the Gross Rates of Return.

                         ANNUITY PAY-OUT ILLUSTRATION
                       (50% VARIABLE--50% FIXED PAYOUT)

 ANNUITANT:                             GROSS AMOUNT OF CONTRACT
                               John Doe VALUE:                     $100,000
 SEX:                          Unisex   DATE OF ILLUSTRATION:        4/1/99
 ANNUITY OPTION SELECTED:      Life Income with 10 Years Certain*
 FREQUENCY OF INCOME PAYMENTS: Monthly

FIXED MONTHLY ANNUITY INCOME PAYMENT FOR AGE 65 BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED: $562.00

ILLUSTRATIVE AMOUNTS BELOW ASSUME THAT 50% OF THE CONTRACT VALUE IS ALLOCATED TO VARIABLE PAYOUT AND 50% TO FIXED PAYOUT

ASSUMED INTEREST RATE AT WHICH MONTHLY VARIABLE PAYMENTS REMAIN CONSTANT: 3.5%

MONTHLY INCOME PAYMENTS WILL VARY WITH INVESTMENT PERFORMANCE, BUT WILL NEVER
BE LESS THAN:   $     . THE MONTHLY GUARANTEED PAYMENT OF $    IS BEING
PROVIDED BY THE $50,000 APPLIED UNDER THE FIXED ANNUITY OPTION.

                              AMOUNT OF FIRST MONTHLY PAYMENT IN YEAR SHOWN
                                   WITH AN ASSUMED RATE OF RETURN OF:
                            -------------------------------------------------
                      Gross    0%           %      6%        8%        10%
PAYMENT  CALENDAR     ----- --------- --------- --------- --------- ---------
 YEAR      YEAR   AGE Net**       %     3.50%         %         %         %
-------  -------- --- ----- --------- --------- --------- --------- ---------
    1      1998    65         $571.50   $571.50   $571.50   $571.50   $571.50
    2      1999    66                    571.50
    3      2000    67                    571.50
    4      2001    68                    571.50
    5      2002    69                    571.50
   10      2007    74                    571.50
   15      2012    79                    571.50
   20      2017    84                    571.50

IT IS EMPHASIZED THAT THE ASSUMED RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL PERFORMANCE RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE CONTRACT OWNER AND THE VARIOUS RATES OF RETURN OF THE PORTFOLIOS SELECTED. THE AMOUNT OF THE INCOME PAYMENT WOULD BE DIFFERENT FROM THAT SHOWN IF THE ACTUAL PERFORMANCE AVERAGED THE ASSUMED RATES OF RETURN SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. SINCE IT IS HIGHLY LIKELY THAT PERFORMANCE WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY INCOME (BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUNDS THAT THIS HYPOTHETICAL PERFORMANCE CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.
--------
* Income payments are made during the Annuitant's lifetime. If the Annuitant dies before payments have been made for the 10 Year Certain Period, payments will be continued for the balance of the Certain Period. The cumulative amount of income payments received under the annuity depends on how long the Annuitant lives after the Certain Period. An annuity pools the mortality experience of Annuitants. Annuitants who die earlier, in effect, subsidize the payments for those who live longer.
** The illustrated Net Assumed Rates of Return apply only to the variable portion of the monthly payment and reflect the deduction of average fund expenses and the 1.35% Mortality and Expense Risk and Administration Asset Charges from the Gross Rate of Return.

              HISTORICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS

  The following tables have been prepared to show how variable annuity income payments under the Contract change with investment performance over an extended period of time. In comparison with hypothetical illustrations based on a uniform annual rate of return, the table uses historical annual returns to illustrate that monthly annuity income payments vary over time based on fluctuations in annual returns.

  The tables reflect the daily charge to the sub-accounts for assuming mortality and expense risks, which is equivalent to an annual charge of .95% and the daily administrative charge which is equivalent to an annual charge of
 .40%. The amounts shown in the tables also take into account the actual Eligible Funds' management fees and operating expenses. Actual fees and expenses of the Eligible Funds associated with your Contract may be more or less than the historical fees, will vary from year to year, and will depend on how you allocate your Contract Value. See the section in your current prospectus entitled "Expense Table" for more complete details. The monthly annuity income payments illustrated are on a pre-tax basis. The federal income tax treatment of annuity income considerations is generally described in the section of your current prospectus entitled "Federal Income Tax Status."

  The following tables assume that 100% of the Contract Value is allocated to a variable annuity income option, that the final value of the accumulation account is $100,000 and is applied at age 65 to purchase a life annuity for a guaranteed period of 10 years certain and life thereafter. The table assumes that the Annuitant was age 65 in 1983, the year of inception for the Capital Growth, Back Bay Advisors Bond Income and Back Bay Advisors Money Market Series, and that the Annuitant's age had increased by the time the other Eligible Funds became available. The historical variable annuity income payments are based on an assumed interest rate of 3.5% per year. Thus, actual performance greater than 3.5% per year resulted in an increased annuity income payment and actual performance less than 3.5% per year resulted in a decreased annuity income payment. The Company offers alternative Assumed Interest Rates
(AIR) from which you may select: 0% and 5%. An AIR of 0% will result in a lower initial payment than a 3.5% or 5% AIR. Similarly, an AIR of 5% will result in a higher initial payment than a 0% or 3.5% AIR. The illustrations are based on the current annuity purchase rates used by the Company. The rates may differ at the time you annuitize.

  The table illustrates the amount of the first monthly payment for each year shown. During each year, the monthly payments would vary to reflect fluctuations in the actual rate of return on the Eligible Funds. Upon request, and when you are considering an annuity income option, the Company will furnish a comparable illustration based on your individual circumstances.

                    ANNUITY PAY-OUT HISTORICAL ILLUSTRATION
                            (100% VARIABLE PAYOUT)

 ANNUITANT:                             GROSS AMOUNT OF CONTRACT
                               John Doe VALUE:                     $100,000
 SEX:                          Unisex   DATE OF ILLUSTRATION:        4/1/99
 ANNUITY OPTION SELECTED:      Life Income with 10 Years Certain*
 FREQUENCY OF INCOME PAYMENTS: Monthly

FIXED MONTHLY ANNUITY INCOME PAYMENT BASED ON CURRENT RATES, IF 100% FIXED
ANNUITY OPTION SELECTED: FOR AGE 65: $   ; FOR AGE 69: $   ; FOR AGE 75: $   ;
AND FOR AGE 76: $   .

ILLUSTRATIVE AMOUNTS BELOW ASSUME THAT 100% OF THE CONTRACT VALUE IS ALLOCATED TO VARIABLE PAYOUT.

ASSUMED INTEREST RATE AT WHICH MONTHLY VARIABLE PAYMENTS REMAIN
CONSTANT: 3.50%

MONTHLY INCOME PAYMENTS WILL VARY WITH INVESTMENT PERFORMANCE. NO MINIMUM DOLLAR AMOUNT IS GUARANTEED.

              AMOUNT OF FIRST MONTHLY PAYMENT IN YEAR SHOWN WITH
                    100% OF THE CONTRACT VALUE INVESTED IN:

                                   MORGAN                                   GOLDMAN            WESTPEAK
                       LOOMIS      STANLEY               ALGER               SACHS     DAVIS    GROWTH
PAYMENT  CALENDAR      SAYLES   INTERNATIONAL FIDELITY  EQUITY    CAPITAL   MIDCAP    VENTURE     AND
 YEAR      YEAR   AGE SMALL CAP    MAGNUM     OVERSEAS  GROWTH    GROWTH    VALUE**    VALUE    INCOME
-------  -------- --- --------- ------------- -------- --------- --------- --------- --------- ---------
    1      1983    65                                            $  581.00
    2      1984    66                                               601.36
    3      1985    67                                               569.73
    4      1986    68                                               912.93
    5      1987    69                         $642.00             1,698.78
    6      1988    70                          581.39             2,472.75
    7      1989    71                          599.19             2,149.71
    8      1990    72                          721.30             2,679.54
    9      1991    73                          676.06             2,465.18
   10      1992    74                          695.98             3,618.49
   11      1993    75                          592.22             3,240.10 $  747.00           $  747.00
   12      1994    76 $  765.00    $765.00     775.38  $  765.00  3,550.97    829.98 $  765.00    826.38
   13      1995    77    733.73     778.70     751.89     737.42  3,145.80    789.05    732.39    778.25
   14      1996    78    901.19     788.57     786.11   1,045.27  4,139.22    980.46    972.43  1,012.42
   15      1997    79  1,122.40     801.70     848.22   1,127.42  4,776.14  1,098.95  1,166.26  1,139.48
   16      1998    80  1,335.81     754.27     901.98   1,350.12  5,621.74  1,229.02  1,484.12  1,449.76

INVESTMENT PERFORMANCE RESULTS CONTAINED IN THIS REPORT REPRESENT PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RETURNS. THE PERFORMANCE RESULTS OF A CONTRACT MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE CONTRACT OWNER AND THE VARIOUS RATES OF RETURN OF THE PORTFOLIOS SELECTED. SINCE IT IS HIGHLY LIKELY THAT PERFORMANCE WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY INCOME (BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUNDS THAT THESE HISTORICAL RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE PAYMENTS IN THIS ILLUSTRATION ARE NET OF ALL CHARGES: MORTALITY AND EXPENSE RISK CHARGE AND ADMINISTRATION ASSET CHARGE (1.35%), MANAGEMENT FEES AND OTHER EXPENSES (These may vary from year to year. The following expenses are for the year ended December 31, 1998 after giving effect to current expense caps or deferrals: 1.00% Loomis Sayles Small Cap, 1.30% Morgan Stanley International Magnum, .83% Alger Equity Growth, .90% Goldman Sachs Midcap Value, .83% Davis Venture Value, .78% Westpeak Growth and Income, .37% Westpeak Stock Index, .82% Loomis Sayles Balanced, .58% Back Bay Managed, .85% Salomon Strategic Bond Opportunities, .48% Back Bay Bond Income, .70% Salomon US Government, .45% Back Bay Money Market. Effective May 1, 1998 the Goldman Sachs Midcap Value Series is subject to a voluntary expense deferral arrangement with an annual expense limit of .90% of net assets. The following expenses are for the year ended December 31, 1998 and are unaffected by expense caps or deferrals: .91% Fidelity Overseas, .66% Capital Growth, .58% Fidelity Equity-Income.)
-------
* Income payments are made during the Annuitant's lifetime. If the Annuitant dies before payments have been made for the 10 Year Certain Period, payments will be continued for the balance of the Certain Period. The cumulative amount of income payments received under the annuity depends on how long the Annuitant lives after the Certain Period. An annuity pools the mortality experience of Annuitants. Annuitants who die earlier, in effect, subsidize the payments for those who live longer.

** Rates of return and Contract values and benefits shown reflect the Goldman Sachs Midcap Value Series' investment advisory fee of .70% of average daily net assets through April 30, 1998. Beginning May 1, 1998, the Series' advisory fee is .75% and is reflected through December 31, 1998.

                    ANNUITY PAY-OUT HISTORICAL ILLUSTRATION
                            (100% VARIABLE PAYOUT)

 ANNUITANT:                             GROSS AMOUNT OF CONTRACT
                               John Doe VALUE:                     $100,000
 SEX:                          Unisex   DATE OF ILLUSTRATION:        4/1/99
 ANNUITY OPTION SELECTED:      Life Income with 10 Years Certain*
 FREQUENCY OF INCOME PAYMENTS: Monthly

FIXED MONTHLY ANNUITY INCOME PAYMENT BASED ON CURRENT RATES, IF 100% FIXED
ANNUITY OPTION SELECTED: FOR AGE 65: $   ; FOR AGE 68: $   ; FOR AGE 69: $   ;
FOR AGE 76: $   .

ILLUSTRATIVE AMOUNTS BELOW ASSUME THAT 100% OF THE CONTRACT VALUE IS ALLOCATED TO VARIABLE PAYOUT.

ASSUMED INTEREST RATE AT WHICH MONTHLY VARIABLE PAYMENTS REMAIN
CONSTANT: 3.50%

MONTHLY INCOME PAYMENTS WILL VARY WITH INVESTMENT PERFORMANCE. NO MINIMUM DOLLAR AMOUNT IS GUARANTEED.

              AMOUNT OF FIRST MONTHLY PAYMENT IN YEAR SHOWN WITH
                    100% OF THE CONTRACT VALUE INVESTED IN:

                                                                 SALOMON
                      FIDELITY  WESTPEAK   LOOMIS               STRATEGIC   BACK BAY   SALOMON   BACK BAY
PAYMENT  CALENDAR      EQUITY-    STOCK    SAYLES   BACK BAY      BOND        BOND       U.S.     MONEY
 YEAR      YEAR   AGE  INCOME     INDEX   BALANCED   MANAGED  OPPORTUNITIES  INCOME   GOVERNMENT  MARKET
-------  -------- --- --------- --------- --------- --------- ------------- --------- ---------- --------
    1      1983    65                                                       $  581.00            $581.00
    2      1984    66                                                          593.85             589.21
    3      1985    67                                                          637.34             621.82
    4      1986    68 $  626.00                                                721.50             641.71
    5      1987    69    615.48 $  642.00           $  642.00                  789.77             653.31
    6      1988    70    580.03    545.85              617.60                  769.90             663.40
    7      1989    71    678.42    605.30              644.48                  795.21             679.85
    8      1990    72    758.88    750.98              731.61                  851.26             708.06
    9      1991    73    612.74    686.15              719.75                  877.02             730.20
   10      1992    74    767.71    853.12              824.49                  986.14             739.29
   11      1993    75    855.28    872.44              838.49                1,016.77             731.38
   12      1994    76    964.44    912.49 $  765.00    884.40    $765.00     1,091.45  $765.00    717.90
   13      1995    77    984.32    879.55    758.20    833.68     748.36     1,005.44   763.51    711.52
   14      1996    78  1,267.62  1,147.99    901.95  1,043.17     851.64     1,161.63   837.15    716.92
   15      1997    79  1,380.64  1,339.89  1,004.99  1,143.60     928.18     1,158.11   824.28    718.30
   16      1998    80  1,686.00  1,692.29  1,112.99  1,379.69     982.75     1,224.15   852.27    721.25

INVESTMENT PERFORMANCE RESULTS CONTAINED IN THIS REPORT REPRESENT PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RETURNS. THE PERFORMANCE RESULTS OF A CONTRACT MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE CONTRACT OWNER AND THE VARIOUS RATES OF RETURN OF THE PORTFOLIOS SELECTED. SINCE IT IS HIGHLY LIKELY THAT PERFORMANCE WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY INCOME (BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUNDS THAT THESE HISTORICAL RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE PAYMENTS IN THIS ILLUSTRATION ARE NET OF ALL CHARGES: MORTALITY AND EXPENSE RISK CHARGE AND ADMINISTRATION ASSET CHARGE (1.35%), MANAGEMENT FEES AND OTHER EXPENSES (These may vary from year to year. The following expenses are for the year ended December 31, 1998, after giving effect to current expense caps or deferrals: 1.00% Loomis Sayles Small Cap, 1.30% Morgan Stanley International Magnum, .83% Alger Equity Growth, .90% Goldman Sachs Midcap Value, .83% Davis Venture Value, .78% Westpeak Growth and Income, .37% Westpeak Stock Index, .82% Loomis Sayles Balanced, .58% Back Bay Managed, .85% Salomon Strategic Bond Opportunities, .48% Back Bay Bond Income, .70% Salomon US Government, .45% Back Bay Money Market. Effective May 1, 1998 the Goldman Sachs Midcap Value Series is subject to a voluntary expense deferral arrangement with an annual expense limit of .90% of net assets. The following expenses are for the year ended December 31, 1998 and are unaffected by expense caps or deferrals: .91% Fidelity Overseas, .66% Capital Growth, .58% Fidelity Equity-Income.)
-------
* Income payments are made during the Annuitant's lifetime. If the Annuitant dies before payments have been made for the 10 Year Certain Period, payments will be continued for the balance of the Certain Period. The cumulative amount of income payments received under the annuity depends on how long the Annuitant lives after the Certain Period. An annuity pools the mortality experience of Annuitants. Annuitants who die earlier, in effect, subsidize the payments for those who live longer.

** Rates of return and Contract values and benefits shown reflect the Goldman
   Sachs Midcap Value Series' investment advisory fee of .70% of average daily net assets through April 30, 1998. Beginning May 1, 1998 the Series' advisory fee is .75% and is reflected through December 31, 1998.

                                    EXPERTS

  The financial statements of The New England Variable Account of Metropolitan Life Insurance Company ("MetLife") as of and for the year ended December 31, 1997, December 31, 1998, and the consolidated financial statements of Metropolitan Life Insurance Company for the three years in the period ended December 31, 1998, included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein (whose reports express unqualified opinions and, with respect to MetLife, includes an explanatory paragraph referring to the changes in the basis of accounting), and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

                                 LEGAL MATTERS

  Legal matters in connection with the Contracts described in this registration statement have been passed on by Christopher P. Nicholas, Associate General Counsel of the Company. Sutherland Asbill & Brennan LLP, Washington, D.C., has provided advice on certain matters relating to the Federal securities laws.

                                   APPENDIX A

ABC and affiliates         Fortune                    Public Broadcasting
Atlanta Constitution       Fox Newtwork and            Service
Atlanta Journal             affiliates                Quinn, Jane Bryant
Austin American            Fund Action                 (syndicated column)
 Statesman                 Hartford Courant           Registered
Baltimore Sun              Houston Chronicle           Representative
Barron's                   INC                        Research Magazine
Bond Buyer                 Indianapolis Star          Resource
Boston Business Journal    Institutional Investor     Reuters
Boston Globe               Investment Dealers         Rukeyser's Business
Boston Herald               Digest                     (syndicated column)
Broker World               Investment Vision          Sacramento Bee
Business Radio Network     Investor's Daily           San Francisco Chronicle
Business Week              Journal of Commerce        San Francisco Examiner
CBS and affiliates         Kansas City Star           San Jose Mercury
CFO                        LA Times                   Seattle Post-
Changing Times             Leckey, Andrew              Intelligencer
Chicago Sun Times           (syndicated column)       Seattle Times
Chicago Tribune            Life Association News      Smart Money
Christian Science          Miami Herald               St. Louis Post Dispatch
 Monitor                   Milwaukee Sentinel         St. Petersburg Times
Christian Science          Money                      Standard & Poor's
 Monitor News Service      Money Maker                 Outlook
Cincinnati Enquirer        Money Management Letter    Standard & Poor's Stock
Cincinnati Post            Morningstar                 Guide
CNBC                       National Public Radio      Stanger's Investment
CNN                        National Underwriter        Advisor
Columbus Dispatch          NBC and affiliates         Stockbroker's Register
Dallas Morning News        New England Business       Strategic Insight
Dallas Times-Herald        New England Cable News     Tampa Tribune
Denver Post                New Orleans Times-         Time
Des Moines Register         Picayune                  Tobias, Andrew
Detroit Free Press         New York Daily News         (syndicated column)
Donoghues Money Fund       New York Times             UPI
 Report                    Newark Star Ledger         US News and World Report
Dorfman, Dan (syndicated   Newsday                    USA Today
 column)                   Newsweek                   Value Line
Dow Jones News Service     Nightly Business Report    Wall St. Journal
Economist                  Orange County Register     Wall Street Letter
FACS of the Week           Orlando Sentinel           Wall Street Week
Financial News Network     Pension World              Washington Post
Financial Planning         Pensions and Investments   WBZ
Financial Services Week    Personal Investor          WBZ-TV
Financial World            Philadelphia Inquirer      WCVB-TV
Forbes                     Porter, Sylvia             WEEI
Fort Worth Star-Telegram    (syndicated column)       WHDH
                           Portland Oregonian         Worcester Telegram
                                                      Worth Magazine
                                                      WRKO

                       THE NEW ENGLAND VARIABLE ACCOUNT

PART C.   OTHER INFORMATION
          -----------------

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS
          ---------------------------------

(a)  Financial Statements

     The following financial statements of the Registrant are included in Part B of this Post-Effective Amendment on Form N-4:

     Statement of Assets and Liabilities as of December 31, 1998 (to be filed by Amendment).

     Statement of Operations for the years ended December 31, 1998 and 1997 (to be filed by Amendment).

     Statement of Changes in Net Assets for the years ended December 31, 1998 and 1997 (to be filed by Amendment).

     Notes to Financial Statements (to be filed by Amendment).

     The following financial statements of the Depositor are included in Part B of this Post-Effective Amendment on Form N-4:

     Consolidated Balance Sheets as of December 31, 1998 and 1997 (to be filed by Amendment).

     Consolidated Statements of Earnings for the years ended December 31, 1998, 1997 and 1996 (to be filed by Amendment).

     Consolidated Statements of Equity for the years ended December 31, 1998, 1997 and 1996 (to be filed by Amendment).

     Consolidated Statements of Cash Flows for the years ended December 31, 1998, 1997 and 1996 (to be filed by Amendment).

     Notes to Consolidated Financial Statements (to be filed by Amendment).

(b)  Exhibits

(1)  (i)    Resolutions of Board of Directors of New England Mutual Life
Insurance Company authorizing the Registrant are incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

     (ii) Resolutions of the Depositor adopting the Registrant as a separate account are incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

(2)  None

(3)  (i)    Distribution Agreement is incorporated herein by reference to the
Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

     (ii) Form of Selling Agreement with other broker-dealers is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-11131) filed on May 1, 1998.

(4)  (i)    Form of New England Mutual Life Insurance Company Variable Annuity
Contract is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-11131) filed on May 1, 1998.

     (ii) Form of New England Mutual Life Insurance Company Contract Loan Endorsement is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-11131) filed on May 1, 1998.

     (iii) Forms of New England Mutual Life Insurance Company Endorsements, (Death of Owner, Individual Retirement Annuity, and Sample of Benefits for Disability of Annuitant) are incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-11131) filed on May 1, 1998.

     (iv) Forms of Metropolitan Life Insurance Company Endorsements (New Contract Loan, Spousal/Beneficiary Continuation) are incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-11131) filed on May 1, 1998.

     (v) Form of Metropolitan Life Insurance Company Endorsement to New England Mutual Life Insurance Company Variable Annuity Contract (See (4)(i) above) is incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

     (vi) Metropolitan Life Insurance Company Variable Annuity Contract and Application are incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

     (vii) Forms of Metropolitan Life Insurance Company Endorsements (Fixed Account, Contract Loans, Tax-Sheltered Annuity, Periodic Reports and Postponement of Surrender) are incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

                                     III-2

     (viii) Forms of New England Mutual Life Insurance Company Endorsements (Contract Loans, Fixed Account, Tax-Sheltered Annuity and Rider: Benefits of Disability Annuitant and Modification of Variable Life Income Section and New York Endorsement).

     (ix) Form of Metropolitan Life Insurance Company Endorsement (Roth Individual Retirement Annuity).

(5)  (i)    New England Mutual Life Insurance Company Application.

     (ii) For Metropolitan Life Insurance Company Application see (4)(vi) above.

(6)  (i)    Charter and By-Laws of Metropolitan Life Insurance Company are
incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

     (ii) By-Laws Amendment is incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

(7)  None

(8)  (i)    Administrative Services Agreement is incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

     (ii) Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and New England Mutual Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-11131) filed on May 1, 1998.

     (iii) Amendment No. 1 to Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and New England Mutual Life Insurance Company is incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement on Form N-4 (No. 33-17377) filed on April 1, 1996.

     (iv) Assignment of Participation Agreement from New England Mutual Life Insurance Company to Metropolitan Life Insurance Company is incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

(9) Opinion and consent of Christopher P. Nicholas, Esq. (to be filed by Amendment).

(10) (i)    Consent of Deloitte & Touche LLP. (to be filed by Amendment).

     (ii)   Consent of Sutherland Asbill and Brennan LLP (to be filed by
Amendment).

(11)  None

(12)  None

                                     III-3

(13) Schedule of computations for performance quotations is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-11131) filed on May 1, 1998.

(14) Powers of Attorney are incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996, except for Gerald Clark, Burton A. Dole and Charles M. Leighton whose powers of attorney were filed with Post-Effective Amendment No. 1 to the Registration Statement (File No. 333-11131) on April 30, 1997 and Robert H. Benmosche, Jon F. Danski and Stewart G. Nagler whose powers of attorney were filed with Post-Effective Amendment No. 23 to the Registration Statement of Metropolitan Life Separate Account E (File No. 2-90380) filed April 3, 1998.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

                                     Principal Occupation and Business         Positions and Offices
               Name                               Address                          with Depositor
----------------------------------  -----------------------------------  ----------------------------------
Curtis H. Barnette                  Chairman and Chief                                Director
                                    Executive Officer
                                    Bethlehem Steel Corporation,
                                    1170 Eighth Avenue,
                                    Martin Tower 2118,
                                    Bethlehem, PA  18016-7699

Robert H. Benmosche                 Chairman of the Board, President      Chairman of the Board, President
                                    and Chief Executive Officer             and Chief Executive Officer
                                    Metropolitan Life Insurance
                                    Company,
                                    One Madison Avenue,
                                    New York, NY   10010

Gerald Clark                        Vice-Chairman of the Board and         Vice-Chairman of the Board and
                                    Chief Investment Officer                  Chief Investment Officer
                                    Metropolitan Life Insurance
                                    Company
                                    One Madison Avenue
                                    New York, NY  10010

Joan Ganz Cooney                    Chairman, Executive Committee                     Director
                                    Children's Television Workshop,
                                    One Lincoln Plaza,
                                    New York, NY  10023

                                     III-4


                                     Principal Occupation and Business         Positions and Offices
               Name                               Address                          with Depositor
----------------------------------  -----------------------------------  ----------------------------------
Burton A. Dole, Jr.                 Retired Chairman, President and                   Director
                                    Chief Executive Officer
                                    Puritan Bennett
                                    2200 Faraday Avenue
                                    Carlsbad, CA  92008-7208

James R. Houghton                   Retired Chairman of the Board,                    Director
                                    Corning Incorporated
                                    80 East Market Street, 2nd Floor
                                    Corning, NY  14830

Harry P. Kamen                      Retired Chairman and Chief                        Director
                                    Executive Officer
                                    Metropolitan Life Insurance Company
                                    200 Park Avenue, Suite 5700
                                    New York, NY   10166

Helene L. Kaplan                    Of Counsel, Skadden, Arps                         Director
                                    Slate Meagher and Flom
                                    919 Third Avenue
                                    New York, NY   10022

Charles H. Leighton                 Retired Chairman and Chief                        Director
                                    Executive Officer
                                    CML Group, Inc.
                                    524 Main Street
                                    Bolton, MA  01720

Allen E. Murray                     Retired Chairman of the Board                     Director
                                    and Chief Executive Officer
                                    Mobil Corporation
                                    375 Park Avenue, Suite 2901
                                    New York, NY   10152

                                     III-5

                                     Principal Occupation and Business         Positions and Offices
               Name                               Address                          with Depositor
----------------------------------  -----------------------------------  ----------------------------------
Stewart G. Nagler                   Vice-Chairman of the Board and         Vice-Chairman of the Board and
                                    Chief Financial Officer                   Chief Financial Officer
                                    Metropolitan Life Insurance Company
                                    One Madison Avenue
                                    New York, NY  10010

John J. Phelan, Jr.                 Retired Chairman and Chief                        Director
                                    Executive Officer
                                    New York Stock Exchange, Inc.
                                    P. O. Box 312
                                    Mill Neck, NY   11765

Hugh B. Price                       President and Chief Executive                     Director
                                    Officer
                                    National Urban League, Inc.
                                    120 Wall Street, 7th & 8th Floors
                                    New York, NY   10005

Robert G. Schwartz                  Retired Chairman of the Board                     Director
                                    President and Chief Executive
                                    Officer
                                    Metropolitan Life Insurance Company
                                    200 Park Avenue, Suite 5700
                                    New York, NY   10166

Ruth J. Simmons, PH.D.              President                                         Director
                                    Smith College
                                    College Hall 20
                                    North Hampton, MA  01063

William C. Steere, Jr.              Chairman of the Board and Chief                   Director
                                    Executive Officer,
                                    Pfizer, Inc.,
                                    235 East 42nd Street,
                                    New York, NY   10017

                                     III-6

Set forth below is a list of certain principal officers of Metropolitan Life. The principal business address of each officer of Metropolitan Life is One Madison Avenue, New York, New York 10010.

               Name                                  Position with Metropolitan Life
-----------------------------------  ----------------------------------------------------------------
Robert H. Benmosche                  Chairman of the Board, President and Chief Executive Officer
Gary A. Beller                       Senior Executive Vice-President and General Counsel
Gerald Clark                         Vice-Chairman of the Board and Chief Investment Officer
Stewart C. Nagler                    Vice-Chairman of the Board and Chief Financial Officer
C. Robert Hendrickson                Senior Executive Vice-President
Catherine A. Rein                    Senior Executive Vice-President
William J. Toppeta                   Senior Executive Vice-President
John H. Tweedie                      Senior Executive Vice-President
Jeffrey J. Hodgman                   Executive Vice-President
Terence I. Lennon                    Executive Vice-President
David A. Levene                      Executive Vice-President
Judy E. Weiss                        Executive Vice-President and Chief Actuary
James M. Benson                      President and Chief Executive Officer - New England Life
                                     Insurance Company
Richard M. Blackwell                 Senior Vice-President
Alexander D. Brunini                 Senior Vice-President
Jon F. Danski                        Senior Vice-President and Controller
James B. Digney                      Senior Vice-President
William T. Friedewald, M.D.          Senior Vice-President
Ira Friedman                         Senior Vice-President
Anne E. Hayden                       Senior Vice-President
Sibyl C. Jacobson                    Senior Vice-President
Joseph W. Jordan                     Senior Vice-President
Kernan F. King                       Senior Vice-President
Nicholas D. Latrenta                 Senior Vice-President
Leland C. Launer, Jr.                Senior Vice-President
Gary E. Lineberry                    Senior Vice-President
James L. Lipscomb                    Senior Vice-President
William D. Livesey                   Senior Vice-President
James M. Logan                       Senior Vice-President
Eugene Marks, Jr.                    Senior Vice-President
William R. Prueter                   Senior Vice-President
Joseph A. Reali                      Senior Vice-President
Vincent P. Reusing                   Senior Vice-President

                                     III-7

               Name                                  Position with Metropolitan Life
-----------------------------------  ----------------------------------------------------------------
Felix Schirripa                      Senior Vice-President
Robert E. Sollman, Jr.               Senior Vice-President
Thomas L. Stapleton                  Senior Vice-President & Tax Director
James F. Stenson                     Senior Vice-President
Stanley J. Talbi                     Senior Vice-President
Richard R. Tartre                    Senior Vice-President
James A. Valentino                   Senior Vice-President
Lisa Weber                           Senior Vice-President
William J. Wheeler                   Senior Vice-President and Treasurer
Anthony J. Williamson                Senior Vice-President
Louis J. Ragusa                      Vice-President and Secretary

The principle occupation of each officer, except the following officers during the last five years has been as an officer of Metropolitan Life Insurance Company or an affiliate thereof. Gary A. Beller has been an officer of Metropolitan Life Insurance Company since November, 1994; prior thereto, he was a Consultant and Executive Vice-President and General Counsel of the American Express Company. Robert H. Benmosche has been an officer of Metropolitan Life Insurance Company since September, 1995; prior thereto, he was an Executive Vice-President of Paine Webber. Terence I. Lennon has been an officer of Metropolitan Life Insurance Company since March, 1994; prior thereto, he was Assistant Deputy Superintendent and Chief Examiner of the New York State Department of Insurance. Richard R. Tartre has been an officer of Metropolitan Life since January 13, 1997, prior thereto he was President and CEO of Astra Management Corp. William J. Wheeler became an officer of Metropolitan Life since October 13, 1997; prior thereto he was Senior Vice-President, Investment Banking of Donaldson, Lufkin and Jenrette. Lisa Weber has been an officer of Metropolitan Life since March 16, 1998; prior thereto she was a Director of Diversity Strategy and Development and an Associate Director of Human Resources of PaineWebber. Jon F. Danski has been an officer of Metropolitan Life since March 25, 1998; prior thereto he was Senior Vice-President, Controller and General Auditor at ITT Corporation. The business address of each officer is One Madison Avenue, New York, New York 10010.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     The registrant is a separate account of Metropolitan Life Insurance Company under the New York Insurance law. Under said law the assets allocated to the separate account are the property of Metropolitan Life Insurance Company. No person has the direct or indirect power to control Metropolitan Life Insurance Company. As a mutual life insurance company, Metropolitan Life Insurance Company has no stockholders. Its Board of Directors is elected in accordance with New York Insurance Law by Metropolitan's policyholders, whose policies or contracts have been in force for at least one year. Each such policyholder has only one vote, irrespective of the number of policies or contracts held and the amount thereof. The following outline indicates those persons who are controlled by or under common control with Metropolitan Life Insurance Company:

                                     III-8

           ORGANIZATIONAL STRUCTURE OF METROPOLITAN AND SUBSIDIARIES
                            AS OF DECEMBER 31, 1998

The following is a list of subsidiaries of Metropolitan Life Insurance Company ("Metropolitan") as of December 31, 1998. Those entities which are listed at the left margin (labelled with capital letters) are direct subsidiaries of Metropolitan. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of such indented entity and, therefore, an indirect subsidiary of Metropolitan. Certain inactive subsidiaries have been omitted from the Metropolitan Organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.   Metropolitan Tower Corp. (Delaware)

     1.   Metropolitan Property and Casualty Insurance Company (Rhode Island)

          a. Metropolitan Group Property and Casualty Insurance Company (Rhode Island)

               i.   Metropolitan Reinsurance Company (U.K.) Limited
                    (Great Britain)

          b.   Metropolitan Casualty Insurance Company (Rhode Island)
          c.   Metropolitan General Insurance Company (Rhode Island)
          d.   Metropolitan Direct Property and Casualty Insurance Company
                (Georgia)
          e.   Metropolitan P&C Insurance Services, Inc. (California)
          f.   Metropolitan Lloyds, Inc. (Texas)
          g.   Met P&C Managing General Agency, Inc. (Texas)

     2.   Metropolitan Insurance and Annuity Company (Delaware)

          a.   MetLife Europe I, Inc. (Delaware)
          b.   MetLife Europe II, Inc. (Delaware)
          c.   MetLife Europe III, Inc. (Delaware)
          d.   MetLife Europe IV, Inc. (Delaware)
          e.   MetLife Europe V, Inc. (Delaware)

                                     III-9

     3.   MetLife General Insurance Agency, Inc. (Delaware)

          a.   MetLife General Insurance Agency of Alabama, Inc. (Alabama)
          b.   MetLife General Insurance Agency of Kentucky, Inc.  (Kentucky)
          c.   MetLife General Insurance Agency of Mississippi, Inc.
                (Mississippi)
          d.   MetLife General Insurance Agency of Texas, Inc. (Texas)
          e. MetLife General Insurance Agency of North Carolina, Inc. (North Carolina)
          f. MetLife General Insurance Agency of Massachusetts, Inc. (Massachusetts)

     4.   Metropolitan Asset Management Corporation (Delaware)

          (a). MetLife Capital, Limited Partnership (Delaware) Partnership interests in MetLife Capital, Limited Partnership are held by Metropolitan (90%) and Metropolitan Asset Management Corporation (10%).

               (i). MetLife Capital Credit L.P. (Delaware). Partnership
                    interests in MetLife Capital Credit L.P. are held by Metropolitan (90%) and Metropolitan Asset Management Corporation (10%).

                    (1)  MetLife Capital CFLI Holdings, LLC  (DE)

                         (a). MetLife Capital CFLI Leasing, LLC   (DE)

          b. MetLife Financial Acceptance Corporation (Delaware). MetLife Capital Holdings, Inc. holds 100% of the voting preferred stock of MetLife Financial Acceptance Corporation. Metropolitan Property and Casualty Insurance Company holds 100% of the common stock of MetLife Financial Acceptance Corporation.

          c. MetLife Investments Limited (United Kingdom). 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

          d. MetLife Investments Asia Limited (Hong Kong). One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

                                     III-10

     5.   SSRM Holdings, Inc. (Delaware)

          a.   GFM Investments Limited (Delaware)

          b. State Street Research & Management Company (Delaware). Is a sub-investment manager for the Growth, Income, Diversified and Aggressive Growth Portfolios of Metropolitan Series Fund, Inc.

               i.     State Street Research Investment Services, Inc.
                      (Massachusetts)

          c.   SSR Realty Advisors, Inc. (Delaware)

               i.     Metric Management Inc. (Delaware)
               ii.    Metric Property Management, Inc. (Delaware)

                    (1) Metric Realty (Delaware). SSR Realty Advisors, Inc. and Metric Property Management, Inc. each hold 50% of the common stock of Metric Realty.

                         (a) Metric Institutional Apartment Fund II, L.P. (California). Metric Realty holds a 1% interest as general partner and Metropolitan holds an approximately 14.6% limited partnership interest in Metric Institutional Apartment Fund II, L.P.

                    (2) Metric Colorado, Inc. (Colorado). Metric Property Management, Inc. holds 80% of the common stock of Metric Colorado, Inc.

               iii.   Metric Capital Corporation (California)
               iv.    Metric Assignor, Inc. (California)
               v.     SSR AV, Inc. (Delaware)

     6.   MetLife Holdings, Inc. (Delaware)

          a.   MetLife Funding, Inc. (Delaware)
          b.   MetLife Credit Corp. (Delaware)

     7.   Metropolitan Tower Realty Company, Inc. (Delaware)

     8.   Met Life Real Estate Advisors, Inc. (California)

     9.   Security First Group, Inc. (DE)

          a.   Security First Life Insurance Company (DE)
          b.   Security First Insurance Agency, Inc. (MA)
          c.   Security First Insurance Agency, Inc. (NV)
          d.   Security First Group of Ohio, Inc. (OH)
          e.   Security First Financial, Inc. (DE)
          f.   Security First Investment Management Corporation (DE)
          g.   Security First Management Corporation (DE)
          h.   Security First Real Estate, Inc. (DE)
          i.   Security First Financial Agency, Inc. (TX)

     10.  Natiloportem Holdings, Inc. (Delaware)

B.   Metropolitan Tower Life Insurance Company (Delaware)

                                     III-11

C.   MetLife Security Insurance Company of Louisiana (Louisiana)

D.   MetLife Texas Holdings, Inc. (Delaware)

     1.   Texas Life Insurance Company (Texas)

          a.   Texas Life Agency Services, Inc. (Texas)

          b.   Texas Life Agency Services of Kansas, Inc. (Kansas)

E.   MetLife Securities, Inc. (Delaware)

F.   23rd Street Investments, Inc. (Delaware)

G.   Services La Metropolitaine Quebec, Inc. (Quebec, Canada)

H. Santander Met, S.A. (Spain). Shares of Santander Met, S.A. are held by Metropolitan (50%) and by an entity (50%) unaffiliated with Metropolitan.

     1.   Seguros Genesis, S.A. (Spain)
     2. Genesis Seguros Generales, Sociedad Anomina de Seguros y Reaseguros (Spain)

I.   MetLife Saengmyoung Insurance Company Ltd. (Korea).

J.   Metropolitan Life Seguros de Vida S.A. (Argentina)

K.   Metropolitan Life Seguros de Retiro S.A. (Argentina).

L.   Met Life Holdings Luxembourg (Luxembourg)

M.   Metropolitan Life Holdings, Netherlands BV (Netherlands)

N.   MetLife International Holdings, Inc. (Delaware)

O.   Metropolitan Life Insurance Company of Hong Kong Limited (Hong Kong)

P.   Metropolitan Marine Way Investments Limited (Canada)

Q. P.T. MetLife Sejahtera (Indonesia) Shares of P.T. MetLife Sejahtera are held by Metropolitan (80%) and by an entity (20%) unaffiliated with Metropolitan.

R. Seguros Genesis S.A. (Mexico) Metropolitan holds 85.49%, Metropolitan Tower Corp. holds 7.31% and Metropolitan Asset Management Corporation holds 7.20% of the common stock of Seguros Genesis S.A.

                                     III-12

S. Metropolitan Life Seguros de Vida S.A. (Uruguay). One share of Metropolitan Life Seguros de Vida S.A. is held by Alejandro Miller Artola, a nominee of Metropolitan Life Insurance Company.

T.   Metropolitan Life Seguros E Previdencia Privada S.A. (Brazil)

U.   Hyatt Legal Plans, Inc. (Delaware)

     1.   Hyatt Legal Plans of Florida, Inc. (Fl)

V. One Madison Merchandising L.L.C. (Connecticut) Ownership of membership interests in One Madison Merchandising L.L.C. is as follows: Metropolitan owns 99% and Metropolitan Tower Corp. owns 1%.

W.   Metropolitan Realty Management, Inc. (Delaware)

     1.   Edison Supply and Distribution, Inc. (Delaware)
     2.   Cross & Brown Company (New York)

          a.   CBNJ, Inc. (New Jersey)

X.   MetPark Funding, Inc. (Delaware)

Y.   2154 Trading Corporation (New York)

Z.   Transmountain Land & Livestock Company (Montana)

A.A. Farmers National Company (Nebraska)

     1.   Farmers National Commodities, Inc. (Nebraska)

     2. Farmers National Marketing Group, LLC (Iowa) Ownership of membership interests in Farmers National Marketing Group, LLC is as follows:
          Farmers National Company (50%) and an entity unaffiliated with Metropolitan (50%).

A.B. MetLife Trust Company, National Association. (United States)
A.C. Benefit Services Corporation (Georgia)
A.D. G.A. Holding Corporation (MA)
A.E. TNE-Y, Inc. (DE)
A.F. CRH., Inc. (MA)
A.G. NELRECO Troy, Inc. (MA)
A.H. TNE Funding Corporation (DE)
A.I. L/C Development Corporation (CA)

                                     III-13

A.J. Boylston Capital Advisors, Inc. (MA)
     1.   New England Portfolio Advisors, Inc. (MA)
A.K. CRB Co., Inc. (MA) AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB Co., Inc.
A.L. New England Life Mortgage Funding Corporation (MA)
A.M. Mercadian Capital L.P. (DE). Metropolitan holds a 95% limited partner interest and an unaffiliated third party holds 5% of Mercadian Capital L.P. A.N. Mercadian Funding L.P. (DE). Metropolitan holds a 95% limited partner interest and an unaffiliated third party holds 5% of Mercadian Funding L.P. A.O. Tower Resources Group, Inc. (DE)
A.P. MetLife New England Holdings, Inc. (DE)
     1.   Fulcrum Financial Advisors, Inc. (MA)
     2.   New England Life Insurance Company (MA)
          a.   New England Life Holdings, Inc. (DE)
               i.   New England Securities Corporation (MA)
                    (1)  Hereford Insurance Agency, Inc. (MA)
                    (2)  Hereford Insurance Agency of Alabama, Inc. (AL)
                    (3)  Hereford Insurance Agency of Minnesota, Inc. (MN)
                    (4)  Hereford Insurance Agency of Ohio, Inc. (OH)
                    (5)  Hereford Insurance Agency of New Mexico, Inc. (NM)
               ii.  TNE Advisers, Inc. (MA)
               iii. TNE Information Services, Inc. (MA)
                    (1)  First Connect Insurance Network, Inc. (DE)
                    (2)  Interative Financial Solutions, Inc. (MA)
               iv.  N.L. Holding  Corp. (Del)(NY)
                    (1)  Nathan & Lewis Securities, Inc. (NY)
                    (2)  Nathan & Lewis Associates, Inc. (NY)
                         (a)  Nathan and Lewis Insurance Agency of
                              Massachusetts, Inc. (MA)
                         (b)  Nathan and Lewis Associates of Texas, Inc. (TX)
                    (3)  Nathan & Lewis Associates--Arizona, Inc. (AZ)
                    (4)  Nathan & Lewis of Nevada, Inc. (NV)
                    (5)  Nathan and Lewis Associates Ohio, Incorporated (OH)
          b.   Exeter Reassurance Company, Ltd. (MA)
          c.   Omega Reinsurance Corporation (AZ)
          d.   New England Pension and Annuity Company (DE)
          e.   Newbury Insurance Company, Limited (Bermuda)
     3.   Nvest Corporation (MA)
          a. Nvest, L.P. (DE) Nvest Corporation holds a 1.69% general partnership interest and MetLife New England Holdings, Inc. 3.19% general partnership interest in Nvest, L.P.
          b. Nvest Companies, L.P. (DE) Nvest Corporation holds a 0.0002% general partnership interest in Nvest Companies, L.P. Nvest, L.P. holds a 14.64% general partnership interest in Nvest Companies, L.P. Metropolitan holds a 46.23% limited partnership interest in Nvest Companies, L.P.

                                     III-14

               i. Nvest Holdings, Inc. (DE)
             (1)   Back Bay Advisors, Inc. (MA)
               (a) Back Bay Advisors, L.P. (DE)
                   Back Bay Advisors, Inc.
                   holds a 1% general partner interest and NEIC Holdings, Inc. holds a 99% limited partner interest in Back Bay Advisors, L.P.
             (2)   R & T Asset Management, Inc. (MA)
               (a) Reich & Tang Distributors, Inc. (DE)
               (b) R & T Asset Management L.P.
                   R & T Asset Management, Inc.
                   holds a 0.5% general partner interest and NEIC Holdings, Inc. hold a 99.5% limited partner interest in R & T
                   Asset Management, L.P.
               (c) Reich & Tang Services, Inc. (DE)
             (3)   Loomis, Sayles & Company, Inc. (MA)
               (a) Loomis Sayles & Company, L.P. (DE)
                   Loomis Sayles & Company, Inc.
                   holds a 1% general partner interest and
                   R & T Asset Management, Inc. holds a 99% limited partner interest in Loomis Sayles &
                   Company, L.P.
             (4)   Westpeak Investment Advisors, Inc. (MA)
               (a) Westpeak Investment Advisors, L.P. (DE)
                   Westpeak Investment Advisors, Inc.
                   holds a 1% general partner interest and
                   Reich & Tang holds a 99% limited
                   partner interest in Westpeak Investment
                   Advisors, L.P.
                      (i) Westpeak Investment Advisors
                          Australia Limited Pty.
             (5)   Vaughan, Nelson Scarborough & McCullough (DE)
               (a) Vaughan, Nelson Scarborough & McCullough, L.P. (DE)
                   VNSM, Inc. holds a 1% general partner interest and Reich & Tang Asset Management, Inc. holds a 99% limited partner interest in Vaughan, Nelson
                   Scarborough & McCullough, L.P.

                      (i) VNSM Trust Company

             (6)   MC Management, Inc. (MA)
               (a) MC Management, L.P. (DE)
                   MC Management, Inc. holds a 1% general partner interest and R & T Asset Management, Inc.
                   holds a 99% limited partner interest in MC

                                     III-15

                   Management, L.P.

             (7)   Harris Associates, Inc. (DE)
               (a) Harris Associates Securities L.P. (DE)
                   Harris Associates, Inc. holds a 1% general partner interest and Harris Associates L.P. holds a 99% limited partner interest in Harris Associates
                   Securities, L.P.
               (b) Harris Associates L.P. (DE)
                   Harris Associates, Inc. holds a 0.33% general partner interest and NEIC Operating Partnership, L.P. holds a 99.67% limited partner interest in Harris Associates L.P.
                      (i)  Harris Partners, Inc. (DE)
                      (ii) Harris Partners L.L.C. (DE)
                           Harris Partners, Inc. holds a 1%
                           membership interest and
                           Harris Associates L.P. holds a 99%
                           membership interest in Harris Partners L.L.C.
                           (1) Aurora Limited Partnership (DE)
                               Harris Partners L.L.C. holds a 1%
                                 general partner interest
                           (2) Perseus Partners L.P. (DE) Harris Partners L.L.C.
                                 holds a 1% general partner interest
                           (3) Pleiades Partners L.P. (DE) Harris
                               Partners L.L.C. holds a 1% general
                                 partner interest
                           (4) Stellar Partners L.P. (DE)
                               Harris Partners L.L.C. holds a 1% general partner
                                 interest
                           (5) SPA Partners L.P. (DE) Harris Partners L.L.C.
                                 holds a 1% general partner interest

             (8)   Graystone Partners, Inc. (MA)
               (a) Graystone Partners, L.P. (DE)
                   Graystone Partners, Inc. holds a 1%
                   general partner interest and New England
                   NEIC Operating Partnership, L.P.
                   holds a 99% limited partner interest in
                   Graystone Partners, L.P.

             (9)   NEF Corporation (MA)
               (a) New England Funds, L.P. (DE) NEF Corporation holds a
                   1% general partner interest and NEIC Operating
                   Partnership, L.P. holds a 99% limited
                   partner interest in New England Funds, L.P.
               (b) New England Funds Management, L.P. (DE) NEF

                                     III-16

                   Corporation holds a 1% general partner interest and NEIC Operating Partnership, L.P. holds a 99% limited partner interest in New England Funds
                   Management, L.P.
             (10)   New England Funds Service Corporation
             (11)   AEW Capital Management, Inc. (DE)

                    (a) AEW Securities, L.P. (DE) AEW Capital Management, Inc.
                        holds a 1% general partnership and AEW Capital Management, L.P. holds a 99% limited partnership interest in AEW Securities, L.P.
     ii.    Nvest Associates, Inc.
    iii.    Snyder Capital Management, Inc.
        (1) Snyder Capital Management, L.P. NEIC Operating
           Partnership holds a 99.5% limited partnership
           interest and Snyder Capital Management Inc. holds a
           0.5% general partnership interest.
     iv.   Jurika & Voyles, Inc.
        (1)Jurika & Voyles, L.P NEIC Operating Partnership,
           L.P. holds a 99% limited partnership interest and
           Jurika & Voyles, Inc. holds a 1% general partnership
           interest.
      v.   Capital Growth Management, L.P. (DE)
           NEIC Operating Partnership, L.P. holds a 50% limited partner interest in Capital Growth Management, L.P.
     vi.   Nvest Partnerships, LLC ( )
    vii.   AEW Capital Management L.P. (DE)
           New England Investment Companies, L.P. holds a 99% limited partner interest and AEW Capital Management, Inc. holds a 1% general partner interest in AEW Capital Management, L.P.
        (1) AEW II Corporation (  )
        (2) AEW Partners III, Inc. (   )
        (3) AEW TSF, Inc. (   )
        (4) AEW Exchange Management, LLC
        (5) AEWPN, LLC (   )
    (6) AEW Investment Group, Inc. (MA)
      (a) Copley Public Partnership Holding, L.P. (MA)
         AEW Investment Group, Inc. holds a 25% general partnership interest and AEW Capital Management, L.P. holds a 75% limited partnership interest in Copley Public Partnership
         Holding, L.P.
      (b) AEW Management and Advisors L.P. (MA)
         AEW Investment Group, Inc. holds a 25% general partnership interest and AEW Capital Management, L.P. holds a 75% limited partnership interest in AEW Management and Advisors L.P.
         ii. AEW Real Estate Advisors, Inc. (MA)

                                     III-17

         1.  AEW Advisors, Inc. (MA)
         2.  Copley Properties Company, Inc. (MA)
         3.  Copley Properties Company II, Inc. (MA)
         4.  Copley Properties Company III, Inc. (MA)
         5.  Fourth Copley Corp. (MA)
         6.  Fifth Copley Corp. (MA)
         7.  Sixth Copley Corp. (MA)
         8.  Seventh Copley Corp. (MA).
         9.  Eighth Copley Corp. (MA).
        10.  First Income Corp. (MA).
        11.  Second Income Corp. (MA).
        12.  Third Income Corp. (MA).
        13.  Fourth Income Corp. (MA).
        14.  Third Singleton Corp. (MA).
        15.  Fourth Singleton Corp. (MA)
        16.  Fifth Singleton Corp. (MA)
        17.  Sixth Singleton Corp. (MA).
        18.  BCOP Associates L.P. (MA)
             AEW Real Estate Advisors, Inc. holds a 1% general partner interest in BCOP Associates L.P.
       ii. CREA Western Investors I, Inc. (MA)
           1. CREA Western Investors I, L.P. (DE)
              CREA Western Investors I, Inc. holds a 24.28% general partnership interest and Copley Public Partnership
       Holding, L.P. holds a 57.62% limited partnership interest in CREA Western Investors I, L.P.
      iii. CREA Investors Santa Fe Springs, Inc. (MA)

  (7) Copley Public Partnership Holding, L.P. (DE)
     AEW Capital Management, L.P. holds a 75% limited partner interest and
    AEW Investment Group, Inc. holds a 25% general partner interest and
    CREA Western Investors I, L.P holds a   57.62% Limited Partnership interest.

  (8) AEW Real Estate Advisors, Limited Partnership (MA)
      AEW Real Estate Advisors, Inc. holds a 25% general partnership interest and AEW Capital Management, L.P. holds a 75% limited partnership interest in AEW Real Estate Advisors, Limited Partnership.

  (9) AEW Hotel Investment Corporation (MA)
    (a.) AEW Hotel Investment, Limited Partnership (MA)
         AEW Hotel Investment Corporation holds a 1% general partnership interest and AEW Capital Management, L.P. holds a 99% limited partnership interest in AEW Hotel Investment, Limited Partnership.

  (10) Aldrich Eastman Global Investment Strategies, LLC (DE)
       AEW Capital Management, L.P. holds a 25% membership interest and an unaffiliated third party holds a 75% membership interest in

                                     III-18

      Aldrich Eastman Global Investment Strategies, LLC.

In addition to the entities listed above, Metropolitan (or where indicated an affiliate) also owns an interest in the following entities, among others:

1) CP&S Communications, Inc., a New York corporation, holds federal radio communications licenses for equipment used in Metropolitan owned facilities and airplanes. It is not engaged in any business.

2) Quadreal Corp., a New York corporation, is the fee holder of a parcel of real property subject to a 999 year prepaid lease. It is wholly owned by Metropolitan, having been acquired by a wholly owned subsidiary of Metropolitan in 1973 in connection with a real estate investment and transferred to Metropolitan in 1988.

3) Met Life International Real Estate Equity Shares, Inc., a Delaware corporation, is a real estate investment trust. Metropolitan owns approximately 18.4% of the outstanding common stock of this company and has the right to designate 2 of the 5 members of its Board of Directors.

4) Metropolitan Structures is a general partnership in which Metropolitan owns a 50% interest.

5) Metropolitan owns, via its subsidiary, AFORE Genesis Metropolitan S.A. de C.V., approximately 61.7% of SIEFORE Genesis S.A. de C.V., a mutual fund.

6) Metropolitan owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

7) Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company ("MET P&C"), serves as the attorney-in-fact and manages the association.

8) Metropolitan directly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. Holding Corp. (DEL), an indirect wholly owned subsidiary of Metropolitan.

9)  100% of the capital stock of Hereford Insurance Agency of Oklahoma, Inc.
(OK) is owned by an officer. New England Life Insurance Company controls the issuance of additional stock and has certain rights to purchase such officer's shares.

10) 100% of the capital stock of Fairfield Insurance Agency of Texas, Inc. (TX) is owned by an officer. New England Life Insurance Company controls the issuance of additional stock and has certain rights to purchase such officer's shares.


                                     III-19

11) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan serves as the general partner of the limited partnerships and Metropolitan directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership interests in certain companies. The various MILPs own, directly or indirectly, 100% of the voting stock of the following company: Coating Technologies International, Inc.

NOTE: THE METROPOLITAN LIFE ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METROPOLITAN LIFE AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27. NUMBER OF CONTRACTHOLDERS

As of March 31, 1998, there were ____ owners of tax-qualified Contracts and _____ owners of non-qualified contracts (to be supplied by Amendment).

ITEM 28.  INDEMNIFICATION

Metropolitan Life Insurance Company has secured a Financial Institutions Bond in the amount of $50,000,000 subject to a $5,000,000 deductible. Metropolitan maintains a directors' and officers' liability policy with a maximum coverage of $200 million under which Metropolitan and New England Securities Corporation, the Registrant's underwriter (the "Underwriter") as well as certain other subsidiaries of Metropolitan are covered. A provision in Metropolitan's by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of Metropolitan.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Metropolitan pursuant to the foregoing provisions, or otherwise, Metropolitan Life Insurance Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Metropolitan of expenses incurred or paid by a director, officer or controlling person or Metropolitan Life Insurance Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Metropolitan will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                     III-20

ITEM 29.  PRINCIPAL UNDERWRITERS

     (a) New England Securities Corporation also serves as principal underwriter for:

          New England Zenith Fund
          New England Variable Annuity Fund I
          New England Life Retirement Investment Account
          New England Variable Life Separate Account
          New England Variable Annuity Separate Account

     (b) The directors and officers of the Registrant's principal underwriter, New England Securities Corporation, and their addresses are as follows:


                                  Positions and Offices with       Positions and Offices with
                                  --------------------------       --------------------------
             Name                    Principal Underwriter                 Registrant
             ----                    ---------------------                 ----------
Thomas W. McConnell*            Director, President and CEO                   None
Frederick K. Zimmermann**       Chairman of Board, Director                   None
Bradley W. Anderson*            Vice President                                None
Molly M. Diggins**              Assistant Clerk                               None
Mark A. Greco*                  Vice President and Chief                      None
                                Operating Officer
Anne M. Goggin**                Vice President, General                       None
                                Counsel, Secretary and Clerk
Laura A. Hutner*                Vice President                                None
Mitchell A. Karman**            Vice President                                None
John Peruzzi*                   Assistant Vice President and                  None
                                Controller
Robert F. Regan***              Vice President                                None
Jonathan M. Rozek*              Vice President                                None
Andrea M. Ruesch*               Vice President                                None
Larry Thiel*                    Vice President                                None
Michael E. Toland**             Vice President, Chief
                                Compliance Officer, Chief
                                Financial Officer, Treasurer,
                                Assistant Secretary and
                                Assistant Clerk


Principal Business Address:  *399 Boylston Street, Boston, MA 02116
                             **501 Boylston Street, Boston, MA 02116
                             ***500 Boylston Street, Boston, MA 02116

                                     III-21

(c)

        (1)                    (2)                     (3)                   (4)               (5)

                        Net Underwriting          Compensation
 Name of Principal        Discounts and           Redemption or           Brokerage           Other
    Underwriter            Commissions            Annuitization          Commissions      Compensation
    -----------            -----------            -------------          -----------      ------------

 New England           (to be supplied by
  Securities                Amendment)                   0                     0                 0
 Corporation

Commissions are paid by the Company directly to agents who are registered representatives of the Principal Underwriter or to broker-dealers that have entered into a selling agreement with the principal underwriter with respect to sales of the Contracts.


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

    (a)  Registrant

    (b)  New England Life Insurance Company
         501 Boylston Street
         Boston, Massachusetts 02116

    (c)  State Street Bank and Trust Company
         225 Franklin Street
         Boston, Massachusetts 02110

    (d)  New England Securities Corporation
         399 Boylston Street
         Boston, Massachusetts 02116

ITEM 31.  MANAGEMENT SERVICES

     Not applicable

ITEM 32.  UNDERTAKINGS

Registrant hereby makes the following undertakings:

(1) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements contained in the registration statement are never

                                     III-22
more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(2) To include either (a) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information or (b) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

(3) To deliver a Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request;

(4) To offer Contracts to participants in the Texas Optional Retirement Program in reliance upon Rule 6c-7 of the Investment Company Act of 1940 and to comply with paragraphs (a)-(d) of that Rule; and

(5) To comply with and rely upon the Securities and Exchange Commission No-Action Letter to the American Council of Life Insurance, dated November 28, 1988, regarding Sections 22(e), 27(c)(1) and 27(d) of the Investment Company Act of 1940.

    Metropolitan Life Insurance Company represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Metropolitan Life Insurance Company under the Contracts.

                                     III-23

                                  SIGNATURES

       Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The New England Variable Account, has caused this Amendment to its Registration Statement to be signed on its behalf, in the City of New York, and the State of New York on this 24th day of February, 1999.


                                    THE NEW ENGLAND VARIABLE ACCOUNT


                                    BY: METROPOLITAN LIFE INSURANCE COMPANY



                                    BY: /s/  GARY A.  BELLER, ESQ.
                                    ------------------------------

                                          GARY A. BELLER, ESQ.
                                          SENIOR EXECUTIVE VICE PRESIDENT
                                          AND GENERAL COUNSEL



Attest:    /s/ Cheryl D. Martino
------     ---------------------
           Cheryl D. Martino
           Assistant Secretary

                                     III-24

                                  SIGNATURES

       Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Metropolitan Life Insurance Company has caused this Amendment to its Registration Statement to be signed on its behalf in the City of New York, and the State of New York on this 24th day of February, 1999.


                                        METROPOLITAN LIFE INSURANCE COMPANY



                                        BY: /s/ GARY A. BELLER, ESQ.
                                            -------------------------

                                            GARY A. BELLER, ESQ.
                                            SENIOR EXECUTIVE VICE PRESIDENT
                                            AND GENERAL COUNSEL



Attest:  /s/ Cheryl D. Martino
         ---------------------
         Cheryl D. Martino
         Assistant Secretary


       Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons, in the capacities indicated, on the dates indicated.

                 SIGNATURE                                   Title                         Date
                 ---------                                   -----                         ----
                                              Chairman of the Board, President and
                    *                               Chief Executive Officer          February 24, 1999
-------------------------------------------
            ROBERT H. BENMOSCHE
                                                 Vice-Chairman of the Board and
                    *                          Chief Financial Officer (Principal    February 24, 1999
-------------------------------------------            Financial Officer)
              STEWART G. NAGLER
                                              Senior Vice President and Controller
                    *                            (Principal Accounting Officer)      February 24, 1999
-------------------------------------------
                JON F. DANSKI

                    *                                       Director                 February 24, 1999
-------------------------------------------
              CURTIS H. BARNETTE

                                     III-25

                 SIGNATURE                                   Title                         Date
                 ---------                                   -----                         ----
                                              Vice Chairman of the Board and Chief
                    *                                  Investment Officer            February 24, 1999
-------------------------------------------
               GERALD CLARK


                    *                                       Director                 February 24, 1999
-------------------------------------------
             JOAN GANZ COONEY


                    *                                       Director                 February 24, 1999
-------------------------------------------
            BURTON A. DOLE, JR.

                    *                                       Director                 February 24, 1999
-------------------------------------------
             JAMES R. HOUGHTON

                    *                                       Director                 February 24, 1999
-------------------------------------------
               HARRY P. KAMEN

                    *                                       Director                 February 24, 1999
-------------------------------------------
              HELENE L. KAPLAN

                    *                                       Director                 February 24, 1999
-------------------------------------------
             CHARLES H. LEIGHTON

                    *                                       Director                 February 24, 1999
-------------------------------------------
               ALLEN E. MURRAY

                    *                                       Director                 February 24, 1999
-------------------------------------------
             JOHN J. PHELAN, JR.

                    *                                       Director                 February 24, 1999
-------------------------------------------
               HUGH B. PRICE

                                     III-26

                 SIGNATURE                                   Title                         Date
                 ---------                                   -----                         ----

                    *                                       Director                 February 24, 1999
-------------------------------------------
            ROBERT G. SCHWARTZ

                    *                                       Director                 February 24, 1999
-------------------------------------------
           RUTH J. SIMMONS, Ph.D.

                                                            Director                 February 24, 1999
-------------------------------------------
           WILLIAM C. STEERE, JR.

                                                                                     February 24, 1999
      /s/ Christopher P. Nicholas
-------------------------------------------
 CHRISTOPHER P. NICHOLAS, ESQ.
 ATTORNEY-IN-FACT


* Executed by Christopher P. Nicholas, Esq. on behalf of those indicated pursuant to Powers of Attorney filed with the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996 except for Gerald Clark, Burton A. Dole and Charles M. Leighton whose powers of attorney were filed with Post-Effective Amendment No. 1 to the Registration Statement (File No. 333-11131) on April 30, 1997 and Robert H. Benmosche, Jon F. Danski and Stewart G. Nagler whose powers of attorney were filed with Post-Effective Amendment No. 23 to the Registration Statement of Metropolitan Life Separate Account E (File No. 2-90380) filed April 3, 1998.

                                     III-27

                                 EXHIBIT INDEX
                                 -------------

(1) (i) Resolutions of Board of Directors of New England Mutual Life Insurance Company authorizing the Registrant are incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

     (ii) Resolutions of the Depositor adopting the Registrant as a separate account are incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

(2)  None

(3) (i) Distribution Agreement is incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

     (ii) Form of Selling Agreement with other broker-dealers is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-11131) filed on May 1, 1998.

(4) (i) Form of New England Mutual Life Insurance Company Variable Annuity Contract is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-11131) filed on May 1, 1998.

     (ii) Form of New England Mutual Life Insurance Company Contract Loan Endorsement is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-11131) filed on May 1, 1998.

     (iii) Forms of New England Mutual Life Insurance Company Endorsements, (Death of Owner, Individual Retirement Annuity, and Sample of Benefits for Disability of Annuitant) are incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-11131) filed on May 1, 1998.

     (iv) Forms of Metropolitan Life Insurance Company Endorsements (New Contract Loan, Spousal/Beneficiary Continuation) are incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-11131) filed on May 1, 1998.

     (v) Form of Metropolitan Life Insurance Company Endorsement to New England Mutual Life Insurance Company Variable Annuity Contract (See (4)(i) above) is incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

     (vi) Metropolitan Life Insurance Company Variable Annuity Contract and Application are incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

     (vii) Forms of Metropolitan Life Insurance Company Endorsements (Fixed Account, Contract Loans, Tax-Sheltered Annuity, Periodic Reports and Postponement of Surrender) are incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

     (viii) Forms of New England Mutual Life Insurance Company Endorsements (Contract Loans, Fixed Account, Tax-Sheltered Annuity and Rider: Benefits of Disability of Annuitant and Modification of Variable Life Income Section and New York Endorsement).

     (ix) Form of Metropolitan Life Insurance Company Endorsement (Roth Individual Retirement Annuity).

(5)  (i)  New England Mutual Life Insurance Company Application.

     (ii) For Metropolitan Life Insurance Company Application see (4)(vi) above.

(6) (i) Charter and By-Laws of Metropolitan Life Insurance Company are incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

     (ii) By-Laws Amendment is incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

(7)  None

(8) (i) Administrative Services Agreement is incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

     (ii) Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and New England Mutual Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-11131) filed on May 1, 1998.

     (iii) Amendment No. 1 to Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and New England Mutual Life Insurance Company is incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement on Form N-4 (No. 33-17377) filed on April 1, 1996.

     (iv) Assignment of Participation Agreement from New England Mutual Life Insurance Company to Metropolitan Life Insurance Company is incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

(9) Opinion and consent of Christopher P. Nicholas, Esq. (to be filed by Amendment).

(10) (i)  Consent of Deloitte & Touche LLP. (to be filed by Amendment).

     (ii) Consent of Sutherland Asbill and Brennan LLP (to be filed by
Amendment).

(11) None

(12)  None

(13) Schedule of computations for performance quotations is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-11131) filed on May 1, 1998.

(14) Powers of Attorney are incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996, except for Gerald Clark, Burton A. Dole and Charles M. Leighton whose powers of attorney were filed in with Post-Effective Amendment No. 1 to the Registration Statement (File No. 333-11131) on April 30, 1997 and Robert H. Benmosche, Jon F. Danski and Stewart G. Nagler whose powers of attorney were filed with Post-Amendment No. 23 to the Registration Statement of Metropolitan Life Separate Account E (File No. 2-90380) filed April 3, 1998.

                                       3